Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,591,967,354
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498
Commissions and fees	3,611	3,328	3,116	6,939	6,278
Trading revenues	357	1,815	1,156	2,172	1,345
Other revenues	417	220	375	637	1,177
Net revenues	7,026	7,170	6,261	14,196	12,298
Provision for credit losses	51	22	25	73	59
Compensation and benefits	2,973	3,024	3,005	5,997	6,716
General and administrative expenses	1,901	1,754	1,673	3,655	3,326
Commission expenses	462	479	427	941	868
Total other operating expenses	2,363	2,233	2,100	4,596	4,194
Total operating expenses	5,336	5,257	5,105	10,593	10,910
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Income tax expense	475	510	311	985	295
Net income	1,164	1,381	820	2,545	1,034
Net income/(loss) attributable to noncontrolling interests	119	78	32	197	202
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Basic earnings per share (CHF)
Basic earnings per share (in CHF per share)	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share (CHF)
Diluted earnings per share (in CHF per share)	0.52	0.75	0.44	1.28	0.49

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive income (CHF million)
Net income	1,164	1,381	820	2,545	1,034
Gains/(losses) on cash flow hedges	(15)	2	(4)	(13)	10
Foreign currency translation	(166)	927	1,115	761	(2)
Unrealized gains/(losses) on securities	(14)	(7)	(47)	(21)	137
Actuarial gains/(losses)	81	70	46	151	119
Net prior service cost	(31)	(27)	(14)	(58)	(36)
Other comprehensive income/(loss), net of tax	(145)	965	1,096	820	228
Comprehensive income/(loss)	1,019	2,346	1,916	3,365	1,262
Comprehensive income/(loss) attributable to noncontrolling interests	110	205	217	315	208
Comprehensive income/(loss) attributable to shareholders	909	2,141	1,699	3,050	1,054

Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Jun. 30, 2012
Assets (CHF million)
Cash and due from banks	56,584		57,242		61,763		99,038
of which reported at fair value	386		575		569		475
Interest-bearing deposits with banks	1,563		1,781		1,945		2,328
of which reported at fair value	396		416		627		624
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404		180,513		183,455		226,864
of which reported at fair value	99,972		106,474		113,664		148,721
Securities received as collateral, at fair value	21,675		33,199		30,045		30,191
of which encumbered	17,100		22,093		17,767		20,985
Trading assets, at fair value	245,834		264,201		256,399		284,058
of which encumbered	68,048		75,138		70,948		74,191
Investment securities	3,546		3,428		3,498		5,326
of which reported at fair value	3,546		3,428		3,498		5,324
Other investments	11,628		12,084		12,022		12,773
of which reported at fair value	8,603		9,053		8,994		9,710
Net loans	246,186		248,995		242,223		239,164
of which reported at fair value	19,570		22,652		20,000		20,515
of which encumbered	568		552		535		602
allowance for loan losses	(900)		(916)		(922)		(928)
Premises and equipment	5,459		5,593		5,618		6,846
Goodwill	8,554		8,584		8,389		8,665
Other intangible assets	237		256		243		278
of which reported at fair value	39		42		43		63
Brokerage receivables	72,247		58,538		45,768		50,411
Other assets	72,986		72,204		72,912		77,513
of which reported at fair value	38,168		35,746		37,275		37,002
of which encumbered	674		722		1,495		2,120
Total assets	919,903		946,618		924,280		1,043,455
Liabilities and equity (CHF million)
Due to banks	29,440		35,033		31,014		41,325
of which reported at fair value	1,903		2,756		3,413		3,324
Customer deposits	328,389		316,681		308,312		312,683
of which reported at fair value	3,600		4,707		4,643		4,825
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073		127,182		132,721		189,266
of which reported at fair value	79,443		102,500		108,784		143,714
Obligation to return securities received as collateral, at fair value	21,675		33,199		30,045		30,191
Trading liabilities, at fair value	89,917		91,490		90,816		115,782
Short-term borrowings	20,976		24,657		18,641		19,184
of which reported at fair value	5,620		5,941		4,513		4,456
Long-term debt	133,505		143,094		148,134		154,838
of which reported at fair value	63,942		64,547		65,384		66,952
Brokerage payables	91,404		73,466		64,676		75,822
Other liabilities	56,117		56,870		57,637		62,259
of which reported at fair value	23,740		25,233		26,871		29,818
Total liabilities	870,496		901,672		881,996		1,001,350
Common shares	64		54		53		51
Additional paid-in capital	27,196		23,808		23,636		21,930
Retained earnings	30,405		29,474		28,171		27,771
Treasury shares, at cost	(62)		(446)		(459)		(66)
Accumulated other comprehensive income/(loss)	(15,201)		(15,065)		(15,903)		(14,912)
Total shareholders' equity	42,402		37,825		35,498		34,774
Noncontrolling interests	7,005		7,121		6,786		7,331
Total equity	49,407		44,946		42,284		42,105
Total liabilities and equity	919,903		946,618		924,280		1,043,455
Additional share information
Par value (in CHF per share)	0.04		0.04		0.04		0.04
Authorized shares (in shares)	2,269,616,660	[1]	2,118,134,039	[1]	2,118,134,039	[1]	2,118,134,039	[1]
Issued shares (in shares)	1,594,295,735		1,339,652,645		1,320,829,922		1,286,599,235
Treasury shares (in shares)	2,328,381		27,495,313		27,036,831		3,511,364
Common shares outstanding (in shares)	1,591,967,354	[2]	1,312,157,332	[3]	1,293,793,091		1,283,087,871	[4]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	1,592		1,934		1,750		1,324
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336		0		117		118
Trading assets, at fair value	3,850		3,962		4,697		6,053
Investment securities	175		20		23		34
Other investments	2,196		2,339		2,289		2,327
Net loans	4,566		5,465		6,053		6,611
Premises and equipment	561		565		581		609
Other assets	15,410		14,497		14,536		11,946
Liabilities and equity (CHF million)
Customer deposits	167		164		247		175
Trading liabilities, at fair value	106		111		125		1,256
Short-term borrowings	4,450		8,443		9,582		7,095
Long-term debt	15,450		14,508		14,532		13,860
Other liabilities	1,140		1,208		1,228		681

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.
[4]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.

Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(311)								(311)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		49								49
Net income/(loss)		1,034	832				832			202
Total other comprehensive income/(loss), net of tax		228	222						222	6
Issuance of common shares		1,323	1,323	2	1,321
Sale of treasury shares		3,775	3,775		(1)			3,776
Repurchase of treasury shares		(3,862)	(3,862)					(3,862)
Share-based compensation, net of tax		(88)	(87)		(197)			110		(1)
Financial instruments indexed to own shares		(16)	(16)		(16)
Dividends paid		(1,150)	(1,125)				(114)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(25)
Changes in redeemable noncontrolling interests		(6)	(6)		(6)
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance at Mar. 31, 2012		40,864	33,585	49	22,262		27,097	0	(15,823)	7,279
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		44	44		44
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(194)								(194)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		42								42
Net income/(loss)		820	788				788			32
Total other comprehensive income/(loss), net of tax		1,096	911						911	185
Issuance of common shares		1,319	1,319	2	1,317
Sale of treasury shares		1,922	1,922		(33)			1,955
Repurchase of treasury shares		(2,128)	(2,128)					(2,128)
Share-based compensation, net of tax		(488)	(487)		(594)			107		(1)
Financial instruments indexed to own shares		(57)	(57)		(57)
Dividends paid		(1,137)	(1,125)				(114)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(12)
Changes in redeemable noncontrolling interests		2	2		2
Balance at Jun. 30, 2012		42,105	34,774	51	21,930		27,771	(66)	(14,912)	7,331
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(163)								(163)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		294								294
Net income/(loss)		1,383	1,303				1,303			80
Total other comprehensive income/(loss), net of tax		965	838						838	127
Issuance of common shares		471	471	1	470
Sale of treasury shares		2,183	2,183		(26)			2,209
Repurchase of treasury shares		(2,303)	(2,303)					(2,303)
Share-based compensation, net of tax		(243)	(243)		(350)			107
Financial instruments indexed to own shares		80	80		80
Dividends paid		(11)
Cash dividends paid to noncontrolling interest holders										(11)
Changes in redeemable noncontrolling interests		(2)	(2)		(2)
Change in scope of consolidation, net		8								8
Balance at Mar. 31, 2013		44,946	37,825	54	23,808		29,474	(446)	(15,065)	7,121
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(379)								(379)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	298								298
Net income/(loss)		2,545	2,348				2,348			197
Total other comprehensive income/(loss), net of tax		820	702						702	118
Issuance of common shares		4,185	4,185	11	4,174
Sale of treasury shares		5,674	5,674		(45)			5,719
Repurchase of treasury shares		(5,479)	(5,479)					(5,479)
Share-based compensation, net of tax		(218)	(218)		(375)	[3]		157
Financial instruments indexed to own shares	[4]	(80)	(80)		(80)
Dividends paid		(406)	(383)				(114)
Dividends paid out of reserves from capital contributions	[5]				(269)
Cash dividends paid to noncontrolling interest holders										(23)
Changes in redeemable noncontrolling interests		(5)	(5)		(5)
Change in scope of consolidation, net		8								8
Balance at Jun. 30, 2013		49,407	42,402	64	27,196		30,405	(62)	(15,201)	7,005
Balance at Mar. 31, 2013		44,946	37,825	54	23,808		29,474	(446)	(15,065)	7,121
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(216)								(216)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	4								4
Net income/(loss)		1,162	1,045				1,045			117	[6]
Total other comprehensive income/(loss), net of tax		(145)	(136)						(136)	(9)
Issuance of common shares		3,714	3,714	10	3,704
Sale of treasury shares		3,491	3,491		(19)			3,510
Repurchase of treasury shares		(3,176)	(3,176)					(3,176)
Share-based compensation, net of tax		25	25		(25)	[7]		50
Dividends paid		(395)	(383)				(114)
Dividends paid out of reserves from capital contributions	[5]				(269)
Cash dividends paid to noncontrolling interest holders										(12)
Changes in redeemable noncontrolling interests		(3)	(3)		(3)
Balance at Jun. 30, 2013		49,407	42,402	64	27,196		30,405	(62)	(15,201)	7,005

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes a net tax charge of CHF 10 million from the excess recognized compensation expense over fair value of shares delivered.
[4]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[5]	Paid out of reserves from capital contributions.
[6]	Net income attributable to noncontrolling interests excludes CHF 2 million due to redeemable noncontrolling interests.
[7]	Includes a net tax benefit of CHF 20 million from the excess fair value of shares delivered over recognized compensation expense.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Net income attributable to redeemable noncontrolling interests	2
Tax benefit (charge) from the excess fair value of compensation expense	20	(10)

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities of continuing operations (CHF million)
Net income	2,545	1,034
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	667	624
Provision for credit losses	73	59
Deferred tax provision/(benefit)	638	(106)
Share of net income/(loss) from equity method investments	144	55
Trading assets and liabilities, net	17,098	(13,657)
(Increase)/decrease in other assets	(26,428)	(6,407)
Increase/(decrease) in other liabilities	22,101	6,340
Other, net	(2,224)	1,636
Total adjustments	12,069	(11,456)
Net cash provided by/(used in) operating activities of continuing operations	14,614	(10,422)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	529	(182)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,374
Purchase of investment securities	(212)	(208)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	92	167
Investments in subsidiaries and other investments	(901)	(688)
Proceeds from sale of other investments	1,617	1,112
(Increase)/decrease in loans	(3,598)	(5,975)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(440)	(670)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,039
Net cash provided by/(used in) investing activities of continuing operations	11,620	6,838
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,593	(2,035)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,259	19,667
Repayments of long-term debt	(33,622)	(28,420)
Issuances of common shares	928	1,323
Sale of treasury shares	5,128	3,775
Repurchase of treasury shares	(5,479)	(3,862)
Dividends paid/capital repayments	(406)	(1,151)
Excess tax benefits related to share-based compensation		0
Other, net	(464)	(780)
Net cash provided by/(used in) financing activities of continuing operations	(32,531)	(7,710)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,118	(241)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(5,179)	(11,535)
Cash and due from banks at beginning of period	61,763	110,573
Cash and due from banks at end of period	56,584	99,038
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	475	527
Cash paid for interest	6,596	8,578
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	36	0
Liabilities sold	8	0
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	0	2,418
Fair value of liabilities assumed	0	2,418

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2013
Summary of significant accounting policies
Note 1 Summary of significant accounting policies

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2012 included in the Credit Suisse Annual Report 2012.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for a description of the Group’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The 1Q13 consolidated statements of operations and comprehensive income, the 1Q13 and 2Q12 consolidated balance sheets and the 2Q13, 1Q13 and 2Q12 consolidated statements of changes in equity have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently issued accounting standards	6 Months Ended
Jun. 30, 2013
Recently issued accounting standards
Note 2 Recently issued accounting standards

Recently adopted accounting standards

The following provides the most relevant recently adopted accounting standards.

> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for a description of accounting standards adopted in 2012.

ASC Topic 210 – Balance Sheet

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to Accounting Standards Codification (ASC) Topic 210 – Balance Sheet. The amendments in ASU 2011-11 require an entity to prepare additional disclosures about offsetting and related arrangements. In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01), an update to ASC Topic 210 – Balance Sheet. ASU 2013-01 clarifies the scope of ASU 2011-11. The adoption of ASU 2011-11 and ASU 2013-01 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 20 – Offsetting of financial assets and financial liabilities” for further information.

ASC Topic 220 – Comprehensive Income

In January 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02), an update to ASC Topic 220 – Comprehensive Income. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (AOCI) by component. The adoption of ASU 2013-02 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 19 – Accumulated other comprehensive income and additional share information” for further information.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 provides the entity with an option to present total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of ASU 2011-05 on January 1, 2012 did not have an impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 360 – Property, Plant and Equipment

In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. The ASU specifies that the guidance in ASC Subtopic 360-20, Property, Plant and Equipment – Real Estate Sales, would apply to an entity that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt. The adoption of ASU 2011-10 on July 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 830 – Foreign Currency Matters

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (ASU 2013-05), an update to ASC Topic 830 – Foreign Currency Matters. The amendments provide guidance for the treatment of the cumulative translation adjustment when an entity ceases to hold a controlling financial interest in a subsidiary or group of assets within a foreign entity. ASU 2013-05 is effective prospectively for interim and annual reporting periods beginning after December 15, 2013 with early adoption permitted. The Group elected to early adopt ASU 2013-05 on January 1, 2013 which did not have a material impact on the Group’s financial position, results of operations or cash flows.

Standards to be adopted in future periods

ASC Topic 946 – Financial Services – Investment Companies

In June 2013, the FASB issued ASU 2013-08, “Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU 2013-08) an update to Topic 946 – Financial Services – Investment Companies. The amendments change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company and provide comprehensive guidance for assessing whether an entity is an investment company. ASU 2013-08 is effective for interim and annual reporting periods beginning after December 15, 2013. The Group is currently evaluating the impact of adoption of ASU 2013-08 on the Group’s financial position, results of operations or cash flows.

Business developments	6 Months Ended
Jun. 30, 2013
Business developments and subsequent events
Note 3 Business developments and subsequent events

On July 1, 2013, the sale of Credit Suisse's ETF business to BlackRock was completed. Related gains of approximately CHF 140 million will be recognized in 3Q13.

In April 2013, Credit Suisse announced an agreement to sell Strategic Partners, Credit Suisse’s dedicated secondary private equity business, to Blackstone. The transaction is expected to close in 3Q13.

On April 8, 2013, Credit Suisse Group AG settled and delivered 233,452,670 of Group shares in connection with the conversion of CHF 3.8 billion of MACCS. Those shares consisted of 199,964,015 newly issued shares and 33,488,655 treasury shares. Settlement of the MACCS with registered shares utilizing authorized capital decreased debt liabilities and increased shareholders’ equity.

Discontinued operations	6 Months Ended
Jun. 30, 2013
Discontinued operations	Note 4 Discontinued operations The Group did not discontinue any material operations in 2Q13.

Segment information	6 Months Ended
Jun. 30, 2013
Segment information
Note 5 Segment information

Overview

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT. Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses. Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior periods have been reclassified to conform to the current presentation.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on segment information, revenue sharing and cost allocation, funding and taxes.

Net revenues and income before taxes

in	2Q13	1Q13	2Q12	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	3,424	3,285	3,398	6,709	6,873
Investment Banking	3,400	3,945	2,751	7,345	6,710
Corporate Center	80	(131)	78	(51)	(1,488)
Noncontrolling interests without SEI	122	71	34	193	203
Net revenues	7,026	7,170	6,261	14,196	12,298
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	917	881	977	1,798	1,928
Investment Banking	754	1,300	314	2,054	1,221
Corporate Center	(137)	(359)	(180)	(496)	(1,998)
Noncontrolling interests without SEI	105	69	20	174	178
Income/(loss) before taxes	1,639	1,891	1,131	3,530	1,329

Total assets

end of	2Q13	1Q13	4Q12	2Q12
Total assets (CHF million)
Private Banking & Wealth Management	279,340	284,588	275,683	277,922
Investment Banking	561,980	582,272	563,758	650,591
Corporate Center	74,316	75,339	80,733	110,350
Noncontrolling interests without SEI	4,267	4,419	4,106	4,592
Total assets	919,903	946,618	924,280	1,043,455
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior periods have been reclassified to conform to the current presentation.

Net interest income	6 Months Ended
Jun. 30, 2013
Net interest income
Note 6 Net interest income

in	2Q13	1Q13	2Q12	6M13	6M12
Net interest income (CHF million)
Loans	1,210	1,190	1,232	2,400	2,445
Investment securities	13	12	26	25	47
Trading assets	3,705	2,425	4,418	6,130	7,084
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	705	671	786	1,376	1,558
Other	586	526	582	1,112	1,205
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Deposits	(258)	(259)	(353)	(517)	(741)
Short-term borrowings	(17)	(80)	(16)	(97)	(36)
Trading liabilities	(1,855)	(1,243)	(3,278)	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(397)	(336)	(527)	(733)	(897)
Long-term debt	(985)	(1,044)	(1,177)	(2,029)	(2,464)
Other	(66)	(55)	(79)	(121)	(151)
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498

Commissions and fees	6 Months Ended
Jun. 30, 2013
Commissions and fees
Note 7 Commissions and fees

in	2Q13	1Q13	2Q12	6M13	6M12
Commissions and fees (CHF million)
Lending business	489	441	364	930	671
Investment and portfolio management	1,068	975	1,019	2,043	1,988
Other securities business	26	27	24	53	45
Fiduciary business	1,094	1,002	1,043	2,096	2,033
Underwriting	479	419	311	898	722
Brokerage	1,121	1,048	896	2,169	1,885
Underwriting and brokerage	1,600	1,467	1,207	3,067	2,607
Other services	428	418	502	846	967
Commissions and fees	3,611	3,328	3,116	6,939	6,278

Trading revenues	6 Months Ended
Jun. 30, 2013
Trading revenues
Note 8 Trading revenues

in	2Q13	1Q13	2Q12	6M13	6M12
Trading revenues (CHF million)
Interest rate products	(1,109)	1,697	636	588	304
Foreign exchange products	519	384	(554)	903	483
Equity/index-related products	571	(82)	757	489	942
Credit products	316	(360)	162	(44)	(828)
Commodity, emission and energy products	148	43	17	191	88
Other products	(88)	133	138	45	356
Trading revenues	357	1,815	1,156	2,172	1,345
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on trading revenues and managing trading risks.

Other revenues	6 Months Ended
Jun. 30, 2013
Other revenues
Note 9 Other revenues

in	2Q13	1Q13	2Q12	6M13	6M12
Other revenues (CHF million)
Noncontrolling interests without SEI	152	64	50	216	194
Loans held-for-sale	2	(5)	(9)	(3)	(19)
Long-lived assets held-for-sale	(7)	(15)	(1)	(22)	(3)
Equity method investments	30	36	33	66	64
Other investments	82	57	130	139	362
Other	158	83	172	241	579
Other revenues	417	220	375	637	1,177

Provision for credit losses	6 Months Ended
Jun. 30, 2013
Provision for credit losses
Note 10 Provision for credit losses

in	2Q13	1Q13	2Q12	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	49	20	24	69	51
Provision for lending-related and other exposures	2	2	1	4	8
Provision for credit losses	51	22	25	73	59

Compensation and benefits	6 Months Ended
Jun. 30, 2013
Compensation and benefits
Note 11 Compensation and benefits

in	2Q13	1Q13	2Q12	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	2,504	2,611	2,571	5,115	5,885
Social security	229	222	247	451	466
Other [1]	240	191	187	431	365
Compensation and benefits [2]	2,973	3,024	3,005	5,997	6,716
1 Includes pension and other post-retirement expense of CHF 157 million, CHF 110 million, CHF 129 million, CHF 267 million and CHF 241 million in 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.
2
Includes severance and other compensation expense relating to headcount reductions of CHF 90 million, CHF 67 million, CHF 123 million, CHF 157 million and CHF 168 million as of 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.

General and administrative expenses	6 Months Ended
Jun. 30, 2013
General and administrative expenses
Note 12 General and administrative expenses

in	2Q13	1Q13	2Q12	6M13	6M12
General and administrative expenses (CHF million)
Occupancy expenses	287	290	308	577	596
IT, machinery, etc.	377	385	372	762	715
Provisions and losses	273	170	13	443	82
Travel and entertainment	92	89	101	181	191
Professional services	466	454	473	920	908
Amortization and impairment of other intangible assets	7	6	7	13	21
Other	399	360	399	759	813
General and administrative expenses	1,901	1,754	1,673	3,655	3,326

Earnings per share	6 Months Ended
Jun. 30, 2013
Earnings per share
Note 13 Earnings per share

in	2Q13	1Q13	2Q12	6M13	6M12
Basic net income attributable to shareholders (CHF million)
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Preferred securities dividends	(114)	–	(114)	(114)	(114)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Available for common shares	852	1,033	615	1,918	659
Available for unvested share-based payment awards	70	93	59	164	59
Available for mandatory convertible securities [1]	9	177	–	152	–
Diluted net income attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	(17)	(5)	(13)	(22)	(14)
Net income attributable to shareholders for diluted earnings per share	914	1,298	661	2,212	704
Available for common shares	838	1,033	602	1,904	645
Available for unvested share-based payment awards	67	92	59	160	59
Available for mandatory convertible securities [1]	9	173	–	148	–
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,574.9	1,354.6	1,323.0	1,464.8	1,304.0
Dilutive contracts that may be settled in shares or cash [3]	23.1	24.9	26.4	23.5	16.7
Dilutive share options and warrants	1.9	2.0	6.4	1.9	5.5
Dilutive share awards	1.5	1.8	1.7	1.7	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,601.4	1,383.3	1,357.5	1,491.9	1,327.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	130.0	122.6	90.1	126.3	85.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	20.4	231.8	–	126.1	–
Earnings per share available for common shares (CHF)
Basic earnings per share available for common shares	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share available for common shares	0.52	0.75	0.44	1.28	0.49
Prior periods have been adjusted to reflect the increase in the number of shares outstanding that arose from the 2Q13 stock dividend, as required under US GAAP.
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2 Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled.
3 Reflects weighted-average shares outstanding on PAF2 units.
4
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 12.1 million, 13.7 million, 23.5 million, 12.9 million and 26.0 million for 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.

Trading assets and liabilities	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
Note 14 Trading assets and liabilities

end of	2Q13	1Q13	4Q12	2Q12
Trading assets (CHF million)
Debt securities	116,923	132,709	135,871	160,166
Equity securities [1]	78,281	85,087	74,895	68,829
Derivative instruments [2]	39,240	33,312	33,208	42,014
Other	11,390	13,093	12,425	13,049
Trading assets	245,834	264,201	256,399	284,058
Trading liabilities (CHF million)
Short positions	49,214	52,348	51,303	67,239
Derivative instruments [2]	40,703	39,142	39,513	48,543
Trading liabilities	89,917	91,490	90,816	115,782
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	2Q13	1Q13	4Q12	2Q12
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,514	35,137	36,662	39,816
Cash collateral received	28,102	31,626	33,373	37,637
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,212	12,030	10,904	13,221
Cash collateral received	13,047	13,399	12,224	12,978
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.

Investment securities	6 Months Ended
Jun. 30, 2013
Investment securities
Note 15 Investment securities

end of	2Q13	1Q13	4Q12	2Q12
Investment securities (CHF million)
Debt securities held-to-maturity	0	0	0	2
Securities available-for-sale	3,546	3,428	3,498	5,324
Total investment securities	3,546	3,428	3,498	5,326

Investment securities by type

	2Q13				4Q12
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	436	17	2	451	452	31	0	483
Debt securities issued by foreign governments	1,544	55	0	1,599	1,523	82	0	1,605
Corporate debt securities	774	18	0	792	823	22	0	845
Collateralized debt obligations	593	14	0	607	448	22	0	470
Debt securities available-for-sale	3,347	104	2	3,449	3,246	157	0	3,403
Banks, trust and insurance companies	75	16	0	91	73	14	0	87
Industry and all other	6	0	0	6	8	0	0	8
Equity securities available-for-sale	81	16	0	97	81	14	0	95
Securities available-for-sale	3,428	120	2	3,546	3,327	171	0	3,498

Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2Q13 (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	110	2	0	0	110	2
Debt securities available-for-sale	110	2	0	0	110	2

There were no unrealized losses on investment securities as of the end of 4Q12. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M13		6M12
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	27	9	9	330
Realized gains	0	0	1	154

Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q13 (CHF million)
Due within 1 year	1,170	1,172	2.86
Due from 1 to 5 years	1,394	1,465	2.76
Due from 5 to 10 years	664	686	1.45
Due after 10 years	119	126	2.22
Total debt securities	3,347	3,449	2.52

Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2013
Loans, allowance for loan losses and credit quality
Note 16 Loans, allowance for loan losses and credit quality

Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate & institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.

The determination of the loan classes is primarily driven by the customer segmentation in the two business divisions, Private Banking & Wealth Management and Investment Banking, both of which are engaged in credit activities.

The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the probability of default of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.

> Refer to “Note 18 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on loans, allowance for loan losses, credit quality and impaired loans.

Loans

end of	2Q13	1Q13	4Q12	2Q12
Loans (CHF million)
Mortgages	93,602	92,703	91,872	90,618
Loans collateralized by securities	30,316	29,251	27,363	26,281
Consumer finance	7,368	7,461	6,901	7,176
Consumer	131,286	129,415	126,136	124,075
Real estate	26,971	26,561	26,725	26,116
Commercial and industrial loans	63,348	64,833	62,709	61,813
Financial institutions	22,316	24,544	24,905	25,256
Governments and public institutions	3,255	4,642	2,729	2,903
Corporate & institutional	115,890	120,580	117,068	116,088
Gross loans	247,176	249,995	243,204	240,163
of which held at amortized cost	227,606	227,343	223,204	219,648
of which held at fair value	19,570	22,652	20,000	20,515
Net (unearned income)/deferred expenses	(90)	(84)	(59)	(71)
Allowance for loan losses	(900)	(916)	(922)	(928)
Net loans	246,186	248,995	242,223	239,164
Gross loans by location (CHF million)
Switzerland	150,810	151,362	151,226	149,042
Foreign	96,366	98,633	91,978	91,121
Gross loans	247,176	249,995	243,204	240,163
Impaired loan portfolio (CHF million)
Non-performing loans	904	929	859	921
Non-interest-earning loans	305	324	313	298
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774

Allowance for loan losses by loan portfolio

	2Q13			1Q13			2Q12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	285	631	916	288	634	922	295	613	908
Net movements recognized in statements of operations	15	34	49	21	(1)	20	25	(1)	24
Gross write-offs	(27)	(72)	(99)	(33)	(21)	(54)	(22)	(22)	(44)
Recoveries	7	22	29	5	2	7	3	9	12
Net write-offs	(20)	(50)	(70)	(28)	(19)	(47)	(19)	(13)	(32)
Provisions for interest	0	6	6	2	5	7	2	2	4
Foreign currency translation impact and other adjustments, net	2	(3)	(1)	2	12	14	1	23	24
Balance at end of period	282	618	900	285	631	916	304	624	928
of which individually evaluated for impairment	229	447	676	232	457	689	239	443	682
of which collectively evaluated for impairment	53	171	224	53	174	227	65	181	246
Gross loans held at amortized cost (CHF million)
Balance at end of period	131,276	96,330	227,606	129,405	97,938	227,343	124,064	95,584	219,648
of which individually evaluated for impairment [1]	607	1,066	1,673	646	1,135	1,781	635	1,139	1,774
of which collectively evaluated for impairment	130,669	95,264	225,933	128,759	96,803	225,562	123,429	94,445	217,874

	6M13			6M12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	288	634	922	289	621	910
Net movements recognized in statements of operations	36	33	69	47	4	51
Gross write-offs	(60)	(93)	(153)	(48)	(39)	(87)
Recoveries	12	24	36	14	17	31
Net write-offs	(48)	(69)	(117)	(34)	(22)	(56)
Provisions for interest	2	11	13	5	7	12
Foreign currency translation impact and other adjustments, net	4	9	13	(3)	14	11
Balance at end of period	282	618	900	304	624	928
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales

	2Q13			1Q13			2Q12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	423	423	0	1,692	1,692	348	2,445	2,793
Reclassifications from loans held-for-sale [2]	0	62	62	0	44	44	0	85	85
Reclassifications to loans held-for-sale [3]	0	132	132	0	176	176	0	341	341
Sales [3]	0	70	70	0	117	117	0	264	264

	6M13			6M12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,115	2,115	348	3,361	3,709
Reclassifications from loans held-for-sale [2]	0	106	106	0	85	85
Reclassifications to loans held-for-sale [3]	0	308	308	0	816	816
Sales [3]	0	187	187	0	707	707
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Credit quality of loans held at amortized cost

Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, quantify, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.

Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses internal risk ratings as credit quality indicators.

The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each obligor or counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.

> Refer to “Credit quality of loans held at amortized cost” in V – Consolidated financial statements – Credit Suisse Group – Note 18 – Loans, allowance for loan losses and credit quality in the Credit Suisse Annual Report 2012 for further information on internal ratings and the scope of the credit quality disclosures.

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
2Q13 (CHF million)
Mortgages	305	2,287	16,855	55,857	17,125	921	45	3	0	204	93,602
Loans collateralized by securities	237	443	2,697	24,718	2,079	39	7	0	0	96	30,316
Consumer finance	0	51	234	3,487	2,255	839	65	0	153	274	7,358
Consumer	542	2,781	19,786	84,062	21,459	1,799	117	3	153	574	131,276
Real estate	274	805	3,640	13,278	7,954	363	3	0	0	86	26,403
Commercial and industrial loans	209	704	1,924	21,403	23,235	3,626	323	0	28	807	52,259
Financial institutions	2,206	2,086	3,176	5,937	1,891	741	1	0	0	115	16,153
Governments and public institutions	91	295	214	464	126	88	237	0	0	0	1,515
Corporate & institutional	2,780	3,890	8,954	41,082	33,206	4,818	564	0	28	1,008	96,330
Gross loans held at amortized cost	3,322	6,671	28,740	125,144	54,665	6,617	681	3	181	1,582	227,606
Value of collateral [1]	2,865	4,953	26,053	114,761	46,507	3,613	181	3	24	808	199,768
4Q12 (CHF million)
Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872
Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363
Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889
Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124
Real estate	261	374	2,199	14,537	8,759	195	0	0	0	55	26,380
Commercial and industrial loans	238	325	1,580	22,040	23,070	3,467	209	1	47	763	51,740
Financial institutions	2,288	2,087	4,661	5,260	2,569	382	0	33	14	147	17,441
Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519
Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080
Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204
Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Value of collateral

In Private Banking & Wealth Management, all collateral values for loans are regularly reviewed according to our risk management policies and directives, with maximum review periods determined by market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.

In Investment Banking, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.

Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q13 (CHF million)
Mortgages	93,259	138	14	8	183	343	93,602
Loans collateralized by securities	30,057	119	41	3	96	259	30,316
Consumer finance	6,482	503	96	77	200	876	7,358
Consumer	129,798	760	151	88	479	1,478	131,276
Real estate	26,148	155	4	10	86	255	26,403
Commercial and industrial loans	51,157	524	61	137	380	1,102	52,259
Financial institutions	15,584	434	15	1	119	569	16,153
Governments and public institutions	1,512	3	0	0	0	3	1,515
Corporate & institutional	94,401	1,116	80	148	585	1,929	96,330
Gross loans held at amortized cost	224,199	1,876	231	236	1,064	3,407	227,606
4Q12 (CHF million)
Mortgages	91,527	156	17	11	161	345	91,872
Loans collateralized by securities	27,034	220	3	3	103	329	27,363
Consumer finance	6,116	420	90	52	211	773	6,889
Consumer	124,677	796	110	66	475	1,447	126,124
Real estate	26,221	107	2	2	48	159	26,380
Commercial and industrial loans	50,479	720	27	138	376	1,261	51,740
Financial institutions	17,208	53	2	34	144	233	17,441
Governments and public institutions	1,484	35	0	0	0	35	1,519
Corporate & institutional	95,392	915	31	174	568	1,688	97,080
Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204

Impaired loans

> Refer to “Impaired loans” in V – Consolidated financial statements – Credit Suisse Group – Note 18 – Loans, allowance for loan losses and credit quality in the Credit Suisse Annual Report 2012 for further information on impaired loan categories and allowance for specifically identified credit losses on impaired loans.

Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2Q13 (CHF million)
Mortgages	177	13	190	0	44	44	234
Loans collateralized by securities	21	76	97	0	1	1	98
Consumer finance	267	7	274	0	1	1	275
Consumer	465	96	561	0	46	46	607
Real estate	83	7	90	0	11	11	101
Commercial and industrial loans	259	166	425	20	386	406	831
Financial institutions	97	36	133	0	1	1	134
Corporate & institutional	439	209	648	20	398	418	1,066
Gross impaired loans	904	305	1,209	20	444	464	1,673
4Q12 (CHF million)
Mortgages	154	16	170	0	69	69	239
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	315	10	325	0	2	2	327
Consumer	487	100	587	0	74	74	661
Real estate	46	5	51	0	15	15	66
Commercial and industrial loans	268	170	438	30	373	403	841
Financial institutions	58	38	96	0	65	65	161
Corporate & institutional	372	213	585	30	453	483	1,068
Gross impaired loans	859	313	1,172	30	527	557	1,729

Gross impaired loan detail

	2Q13			4Q12
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	221	211	27	206	197	32
Loans collateralized by securities	71	67	58	68	66	53
Consumer finance	257	237	144	302	280	154
Consumer	549	515	229	576	543	239
Real estate	101	93	21	63	55	22
Commercial and industrial loans	820	772	344	715	677	342
Financial institutions	132	130	82	157	155	93
Corporate & institutional	1,053	995	447	935	887	457
Gross impaired loans with a specific allowance	1,602	1,510	676	1,511	1,430	696
Mortgages	13	13	–	33	33	–
Loans collateralized by securities	27	27	–	27	28	–
Consumer finance	18	18	–	25	25	–
Consumer	58	58	–	85	86	–
Real estate	0	0	–	3	3	–
Commercial and industrial loans	11	13	–	126	128	–
Financial institutions	2	2	–	4	4	–
Corporate & institutional	13	15	–	133	135	–
Gross impaired loans without specific allowance	71	73	–	218	221	–
Gross impaired loans	1,673	1,583	676	1,729	1,651	696
of which consumer	607	573	229	661	629	239
of which corporate & institutional	1,066	1,010	447	1,068	1,022	457

Gross impaired loan detail (continued)

	2Q13			1Q13			2Q12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	210	1	1	192	0	0	218	1	1
Loans collateralized by securities	74	0	0	69	0	0	68	1	0
Consumer finance	258	0	0	280	0	0	273	0	0
Consumer	542	1	1	541	0	0	559	2	1
Real estate	74	0	0	62	0	0	53	0	0
Commercial and industrial loans	810	0	0	753	3	3	575	0	0
Financial institutions	135	0	0	155	0	0	223	1	1
Governments and public institutions	0	0	0	0	0	0	6	0	0
Corporate & institutional	1,019	0	0	970	3	3	857	1	1
Gross impaired loans with a specific allowance	1,561	1	1	1,511	3	3	1,416	3	2
Mortgages	26	0	0	38	0	0	47	0	0
Loans collateralized by securities	27	0	0	28	0	0	1	0	0
Consumer finance	18	0	0	37	0	0	37	0	0
Consumer	71	0	0	103	0	0	85	0	0
Real estate	11	0	0	3	0	0	19	0	0
Commercial and industrial loans	91	0	0	119	0	0	307	2	2
Financial institutions	3	0	0	3	0	0	11	0	0
Corporate & institutional	105	0	0	125	0	0	337	2	2
Gross impaired loans without specific allowance	176	0	0	228	0	0	422	2	2
Gross impaired loans	1,737	1	1	1,739	3	3	1,838	5	4
of which consumer	613	1	1	644	0	0	644	2	1
of which corporate & institutional	1,124	0	0	1,095	3	3	1,194	3	3

Gross impaired loan detail (continued)

	6M13			6M12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	201	1	1	219	1	1
Loans collateralized by securities	71	0	0	68	1	0
Consumer finance	269	0	0	285	2	2
Consumer	541	1	1	572	4	3
Real estate	68	0	0	54	0	0
Commercial and industrial loans	782	3	3	624	2	1
Financial institutions	145	0	0	215	1	1
Governments and public institutions	0	0	0	6	0	0
Corporate & institutional	995	3	3	899	3	2
Gross impaired loans with a specific allowance	1,536	4	4	1,471	7	5
Mortgages	32	0	0	51	0	0
Loans collateralized by securities	27	0	0	1	0	0
Consumer finance	28	0	0	36	0	0
Consumer	87	0	0	88	0	0
Real estate	7	0	0	18	0	0
Commercial and industrial loans	103	0	0	236	2	2
Financial institutions	3	0	0	11	0	0
Corporate & institutional	113	0	0	265	2	2
Gross impaired loans without specific allowance	200	0	0	353	2	2
Gross impaired loans	1,736	4	4	1,824	9	7
of which consumer	628	1	1	660	4	3
of which corporate & institutional	1,108	3	3	1,164	5	4

Other assets and other liabilities	6 Months Ended
Jun. 30, 2013
Other assets and other liabilities
Note 17 Other assets and other liabilities

end of	2Q13	1Q13	4Q12	2Q12
Other assets (CHF million)
Cash collateral on derivative instruments	10,212	12,030	10,904	13,221
Cash collateral on non-derivative transactions	1,905	1,672	1,995	2,920
Derivative instruments used for hedging	2,387	2,667	3,930	3,435
Assets held-for-sale	23,763	20,281	20,343	20,741
of which loans	23,284	19,772	19,894	20,115
of which real estate	478	508	442	619
Assets held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees receivable	5,733	5,350	5,861	6,029
Deferred tax assets	6,599	6,968	7,102	8,825
Prepaid expenses	809	862	538	706
Failed purchases	3,131	2,997	2,699	2,861
Other	6,415	6,354	6,126	4,365
Other assets	72,986	72,204	72,912	77,513
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,047	13,399	12,224	12,978
Cash collateral on non-derivative transactions	1,957	1,660	1,246	1,564
Derivative instruments used for hedging	763	931	1,182	1,682
Provisions [1]	1,251	1,511	1,362	1,078
of which off-balance sheet risk	65	63	60	66
Liabilities held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees payable	7,665	6,395	6,752	7,565
Current tax liabilities	853	886	863	817
Deferred tax liabilities	165	160	130	200
Failed sales	2,944	3,234	4,336	5,895
Other	15,440	15,671	16,128	16,070
Other liabilities	56,117	56,870	57,637	62,259
1 Includes provisions for bridge commitments.

Long-term debt	6 Months Ended
Jun. 30, 2013
Long-term debt
Note 18 Long-term debt

end of	2Q13	1Q13	4Q12	2Q12
Long-term debt (CHF million)
Senior	102,475	111,962	115,861	120,627
Subordinated	15,580	16,624	17,741	20,351
Non-recourse liabilities from consolidated VIEs	15,450	14,508	14,532	13,860
Long-term debt	133,505	143,094	148,134	154,838
of which reported at fair value	63,942	64,547	65,384	66,952

Structured notes by product

end of	2Q13	1Q13	4Q12
Structured notes (CHF million)
Equity	21,946	22,652	23,761
Fixed income	6,072	6,593	6,559
Emerging markets [1]	2,126	1,979	3,304
Credit	2,643	2,340	1,893
Other	1,533	1,372	1,120
Total structured notes	34,320	34,936	36,637
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income
Note 19 Accumulated other comprehensive income and additional share information

Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2Q13 (CHF million)
Balance at beginning of period	(27)	(11,967)	77	(3,731)	583	(15,065)
Increase/(decrease)	(22)	(159)	(14)	15	0	(180)
Increase/(decrease) due to equity method investments	5	0	0	0	0	5
Reclassification adjustments, included in net income	2	2	0	66	(31)	39
Total increase/(decrease)	(15)	(157)	(14)	81	(31)	(136)
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
1Q13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	5	754	(7)	6	0	758
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	(3)
Reclassification adjustments, included in net income	0	46	0	64	(27)	83
Total increase/(decrease)	2	800	(7)	70	(27)	838
Balance at end of period	(27)	(11,967)	77	(3,731)	583	(15,065)
2Q12 (CHF million)
Balance at beginning of period	(52)	(12,716)	283	(3,678)	340	(15,823)
Increase/(decrease)	1	930	15	4	0	950
Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)
Reclassification adjustments, included in net income	0	0	(62)	42	(14)	(34)
Total increase/(decrease)	(4)	930	(47)	46	(14)	911
Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)
6M13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	(17)	595	(21)	21	0	578
Increase/(decrease) due to equity method investments	2	0	0	0	0	2
Reclassification adjustments, included in net income	2	48	0	130	(58)	122
Total increase/(decrease)	(13)	643	(21)	151	(58)	702
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
6M12 (CHF million)
Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)
Increase/(decrease)	0	(9)	271	35	0	297
Increase/(decrease) due to equity method investments	10	0	0	0	0	10
Reclassification adjustments, included in net income	0	1	(134)	84	(36)	(85)
Total increase/(decrease)	10	(8)	137	119	(36)	222
Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

Details on significant reclassification adjustments

in	2Q13	1Q13		6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	2	46	[1]	48
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	88	86		174
Tax expense/(benefit)	(22)	(22)		(44)
Net of tax	66	64		130
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(40)	(34)		(74)
Tax expense/(benefit)	9	7		16
Net of tax	(31)	(27)		(58)
1
Reflects a net impairment provision of CHF 46 million on the sale of JO Hambro which is expected to settle in 3Q13. Upon settlement, a further estimated CHF 34 million is expected to be reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total pension costs. Refer to "Note 23 – Pension and other post-retirement benefits" for further information.

Additional share information

	2Q13		1Q13		2Q12		6M13		6M12
Common shares issued
Balance at beginning of period	1,339,652,645		1,320,829,922		1,224,513,920		1,320,829,922		1,224,333,062
Issuance of common shares	254,643,090		18,822,723		62,085,315		273,465,813		62,266,173
of which MACCS settlement	199,964,015		0		0		199,964,015		0
of which share-based compensation	17,126,788		18,822,723		37,889,728		35,949,511		38,070,586
Balance at end of period	1,594,295,735		1,339,652,645		1,286,599,235		1,594,295,735		1,286,599,235
Treasury shares
Balance at beginning of period	(27,495,313)		(27,036,831)		0		(27,036,831)		(4,010,074)
Sale of treasury shares	144,989,659		85,932,507		93,628,678		230,922,166		167,997,714
of which MACCS settlement	33,488,655		0		0		33,488,655		0
Repurchase of treasury shares	(121,624,269)		(90,504,926)		(101,754,767)		(212,129,195)		(172,239,045)
Share-based compensation	1,801,542		4,113,937		4,614,725		5,915,479		4,740,041
Balance at end of period	(2,328,381)		(27,495,313)		(3,511,364)		(2,328,381)		(3,511,364)
Common shares outstanding
Balance at end of period	1,591,967,354	[1]	1,312,157,332	[2]	1,283,087,871	[3]	1,591,967,354	[1]	1,283,087,871	[3]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.

3
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.

Offsetting of financial assets and financial liabilities	6 Months Ended
Jun. 30, 2013
Offsetting of financial assets and financial liabilities
Note 20 Offsetting of financial assets and financial liabilities

The disclosures set out in the tables below include derivatives, reverse repurchase and repurchase agreements, and securities lending and borrowing transactions that:

– are offset in the Group’s consolidated balance sheets; or

– are subject to an enforceable master netting agreement or similar agreement (enforceable master netting agreements), irrespective of whether they are offset in the Group’s consolidated balance sheets.

Similar agreements include derivative clearing agreements, global master repurchase agreements and global master securities lending agreements.

Derivatives

The Group transacts bilateral OTC derivatives (OTC derivatives) mainly under International Swaps and Derivatives Association (ISDA) Master Agreements and Swiss Master Agreements for OTC derivative instruments. These agreements provide for the net settlement of all transactions under the agreement through a single payment in the event of default or termination under the agreement. They allow the Group to offset balances from derivative assets and liabilities as well as the receivables and payables to related cash collateral transacted with the same counterparty. Collateral for OTC derivatives is received and provided in the form of cash and marketable securities. Such collateral may be subject to the standard industry terms of an ISDA Credit Support Annex. The terms of an ISDA Credit Support Annex provide that securities received or provided as collateral may be pledged or sold during the term of the transactions and must be returned upon maturity of the transaction. These terms also give each counterparty the right to terminate the related transactions upon the other counterparty’s failure to post collateral. Financial collateral received or pledged for OTC derivatives may also be subject to collateral agreements which restrict the use of financial collateral.

For derivatives transacted with exchanges (exchange-traded derivatives) and central clearing counterparties (OTC-cleared derivatives), positive and negative replacement values and related cash collateral may be offset if the terms of the rules and regulations governing these exchanges and central clearing counterparties permit such netting and offset.

Where no such agreements exist, fair values are recorded on a gross basis.

Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value. There is an exception for certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value. However, these bifurcated embedded derivatives are generally not subject to enforceable master netting agreements and are not recorded as derivative instruments under trading assets and liabilities or other assets and other liabilities. Information on bifurcated embedded derivatives has therefore not been included in the offsetting disclosures.

The following table presents the gross amount of derivatives subject to enforceable master netting agreements by contract and transaction type, the amount of offsetting, the amount of derivatives not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.

Offsetting of derivatives

	2Q13		4Q12
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforcable master netting agreements (CHF billion)
OTC-cleared	285.7	285.0	365.3	365.5
OTC	254.2	244.9	337.6	327.9
Exchange-traded	0.3	0.1	0.3	0.2
Interest rate products	540.2	530.0	703.2	693.6
OTC	65.4	75.7	60.5	73.2
Exchange-traded	0.1	0.1	0.0	0.0
Foreign exchange products	65.5	75.8	60.5	73.2
OTC	16.5	17.3	12.7	15.2
Exchange-traded	16.0	16.9	13.7	14.1
Equity/index-related products	32.5	34.2	26.4	29.3
OTC-cleared	3.5	3.3	3.0	2.7
OTC	25.1	25.3	27.1	26.8
Credit derivatives	28.6	28.6	30.1	29.5
OTC	6.7	7.2	5.8	5.6
Exchange-traded	1.3	1.6	1.5	1.7
Other products	8.0	8.8	7.3	7.3
OTC-cleared	289.2	288.3	368.3	368.2
OTC	367.9	370.4	443.7	448.7
Exchange-traded	17.7	18.7	15.5	16.0
Total gross derivatives subject to enforceable master netting agreements	674.8	677.4	827.5	832.9
Offsetting (CHF billion)
OTC-cleared	(286.1)	(286.1)	(367.2)	(367.5)
OTC	(343.9)	(347.3)	(418.7)	(421.8)
Exchange-traded	(16.9)	(16.9)	(14.3)	(14.2)
Offsetting	(646.9)	(650.3)	(800.2)	(803.5)
of which counterparty netting	(618.8)	(618.8)	(766.8)	(766.8)
of which cash collateral netting	(28.1)	(31.5)	(33.4)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.1	2.2	1.1	0.7
OTC	24.0	23.1	25.0	26.9
Exchange-traded	0.8	1.8	1.2	1.8
Total net derivatives subject to enforceable master netting agreements	27.9	27.1	27.3	29.4
Total derivatives not subject to enforceable master netting agreements [1]	13.7	14.4	9.8	11.3
Total net derivatives presented in the consolidated balance sheets	41.6	41.5	37.1	40.7
of which recorded in trading assets and trading liabilities	39.2	40.7	33.2	39.5
of which recorded in other assets and other liabilities	2.4	0.8	3.9	1.2
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Reverse repurchase and repurchase agreements and securities lending and borrowing transactions

Reverse repurchase and repurchase agreements are generally covered by global master repurchase agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreements are terminated and are settled net in one single payment. Transactions under such agreements are netted in the consolidated balance sheets if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement. The amounts offset are measured on the same basis as the underlying transaction (i.e., on an accrual basis or fair value basis).

Securities lending and borrowing transactions are generally executed under global master securities lending agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreement are terminated and are settled net in one single payment. Transactions under these agreements are netted in the consolidated balance sheets if they meet the same right of offset criteria as for reverse repurchase and repurchase agreements. In general, most securities lending and borrowing transactions do not meet the criterion of having the same settlement date specified at inception of the transaction, and therefore they are not eligible for netting in the consolidated balance sheets. However, securities lending and borrowing transactions with explicit maturity dates may be eligible for netting in the consolidated balance sheets.

Reverse repurchase and repurchase agreements are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time. In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. As is the case in the Group’s normal course of business, substantially all of the collateral received that may be sold or repledged was sold or repledged as of June 30, 2013 and December 31, 2012. In certain circumstances, financial collateral received may be restricted during the term of the agreement (e.g., in tri-party arrangements).

The following table presents the gross amount of securities purchased under resale agreements and securities borrowing transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities purchased under resale agreements and securities borrowing transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.

Offsetting of securities purchased under resale agreements and securities borrowing transactions

	2Q13				4Q12
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	130.0	(38.7)	91.3		141.4	(41.1)	100.3
Securities borrowing transactions	27.2	(2.2)	25.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	157.2	(40.9)	116.3		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	57.1	–	57.1		64.3	–	64.3
Total	214.3	(40.9)	173.4	[2]	226.6	(43.1)	183.5	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 99,972 million and CHF 113,664 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

The following table presents the gross amount of securities sold under repurchase agreements and securities lending transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities sold under repurchase agreements and securities lending transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.

Offsetting of securities sold under repurchase agreements and securities lending transactions

	2Q13				4Q12
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	100.5	(40.9)	59.6		99.7	(43.1)	56.6
Securities lending transactions	10.2	0.0	10.2		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	21.1	0.0	21.1		25.9	0.0	25.9
Total subject to enforceable master netting agreements	131.8	(40.9)	90.9		136.4	(43.1)	93.3
Total not subject to enforceable master netting agreements [1]	29.9	–	29.9		69.5	–	69.5
Total	161.7	(40.9)	120.8		205.9	(43.1)	162.8
of which securities sold under repurchase agreements and securities lending transactions	140.0	(40.9)	99.1	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	21.7	0.0	21.7		30.1	0.0	30.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,443 million and CHF 108,784 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

The following table presents the net amount presented in the consolidated balance sheets of financial assets and liabilities subject to enforceable master netting agreements and the gross amount of financial instruments and cash collateral not offset in the consolidated balance sheets. The table excludes derivatives, reverse repurchase and repurchase agreements and securities lending and borrowing transactions not subject to enforceable master netting agreements where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place. Net exposure reflects risk mitigation in the form of collateral.

Amounts not offset in the consolidated balance sheets

	2Q13						4Q12
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	27.9	5.9		0.2		21.8	27.3	5.1		0.0		22.2
Securities purchased under resale agreements	91.3	91.2		0.1		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	25.0	23.2		0.0		1.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	144.2	120.3		0.3		23.6	146.5	122.8		0.0		23.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	27.1	7.4		0.6		19.1	29.4	7.9		0.0		21.5
Securities sold under repurchase agreements	59.6	59.4		0.2		0.0	56.6	56.4		0.2		0.0
Securities lending transactions	10.2	9.7		0.0		0.5	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	21.1	19.9		0.0		1.2	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	118.0	96.4		0.8		20.8	122.7	98.7		0.2		23.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Net exposure is subject to further credit mitigation through the transfer of the exposure to other market counterparties by the use of CDS and credit insurance contracts. Therefore the net exposure presented in the table above is not representative for the Group’s counterparty exposure.

Tax	6 Months Ended
Jun. 30, 2013
Tax
Note 21 Tax

The income tax expense of CHF 475 million recorded in 2Q13 mainly reflected the impact of the geographical mix of results and a tax charge relating to the re-assessment of a pre-existing deferred tax asset in Switzerland due to changes in earnings-mix assumptions in the current year. Overall, net deferred tax assets decreased CHF 374 million to CHF 6,434 million as of the end of 2Q13 compared to 1Q13. The decrease in net deferred tax assets primarily related to earnings.

The presentation of net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities is in accordance with ASC Topic 740 – Income Taxes guidance to interim reporting. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.

As of June 30, 2013, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 7.0 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 3 million in unrecognized tax benefits within 12 months of the reporting date.

The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; Brazil – 2008; Japan – 2008; the UK – 2006; the US – 2006; and the Netherlands – 2005.

Effective tax rate

in	2Q13	1Q13	2Q12	6M13	6M12
Effective tax rate (%)
Effective tax rate	29.0	27.0	27.5	27.9	22.2

Reconciliation of taxes computed at the Swiss statutory rate

in	2Q13
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	361
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	96
Other non-deductible expenses	86
Changes in deferred tax valuation allowance	(99)
Lower taxed income	(30)
Income taxable to noncontrolling interests	(43)
Other	104
Income tax expense	475

Foreign tax rate differential

2Q13 included a foreign tax expense of CHF 96 million in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US.

Other non-deductible expenses

2Q13 included non-deductible interest expenses of CHF 58 million and non-deductible bank levy costs and other non-deductible compensation expenses of CHF 28 million.

Changes in deferred tax valuation allowance

2Q13 included the impact of the utilization of valuation allowances of CHF 99 million in respect of three of the Group’s operating entities, two in the UK and one in Asia, relating to current year earnings.

Lower taxed income

2Q13 included a CHF 17 million income tax benefit mainly as a result of foreign branch earnings beneficially impacting the earnings mix and CHF 13 million related to non-taxable life insurance income.

Other

2Q13 included a tax charge of CHF 66 million relating to the decrease of deferred tax assets in one of the Group’s operating entities in Switzerland. This charge is related to the re-assessment of a pre-existing deferred tax asset due to changes in earnings-mix assumptions in the current year. 2Q13 also included a CHF 24 million income tax expense relating to the increase of tax contingency accruals.

Net deferred tax assets

end of	2Q13	1Q13
Net deferred tax assets (CHF million)
Deferred tax assets	6,599	6,968
of which net operating losses	1,857	1,915
of which deductible temporary differences	4,742	5,053
Deferred tax liabilities	(165)	(160)
Net deferred tax assets	6,434	6,808

Employee deferred compensation	6 Months Ended
Jun. 30, 2013
Employee deferred compensation
Note 22 Employee deferred compensation

The Group’s current and previous deferred compensation plans include share awards, performance share awards, Plus Bond awards, Partner Asset Facilities awards, Adjustable Performance Plan awards, Restricted Cash Awards, Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs) and other cash awards.

> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information.

The following tables show the expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q13 and prior periods and the associated remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized deferred compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense

in	2Q13	1Q13	2Q12	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	203	254	211	457	417
Performance share awards	126	204	96	330	199
Plus Bond awards [1]	6	10	0	16	0
2011 Partner Asset Facility awards [2]	(23)	(7)	(19)	(30)	515
Adjustable Performance Plan share awards	16	5	0	21	0
Adjustable Performance Plan cash awards [3]	2	(3)	98	(1)	206
Restricted Cash Awards	37	54	45	91	86
Scaled Incentive Share Units	17	7	32	24	62
Incentive Share Units [3]	0	(2)	15	(2)	34
2008 Partner Asset Facility awards [2]	11	42	12	53	61
Other cash awards	120	117	71	237	161
Total deferred compensation expense	515	681	561	1,196	1,741
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes clawbacks.

Estimated unrecognized deferred compensation expense

end of	2Q13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,183
Performance share awards	494
Plus Bond awards	28
Adjustable Performance Plan share awards	26
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	160
Total	2,163

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

Share-based award activity

	2Q13					6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards	SISU awards	ISU awards	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activities
Balance at beginning of period	80.8	44.8	21.2	5.8	2.3	55.8	23.3	30.8		9.6	3.6
Granted	0.3	0.0	0.0	0.0	0.0	39.2	26.6	1.2	[1]	0.0	0.0
Settled	(4.9)	(2.8)	(6.5)	(1.1)	(0.5)	(18.1)	(7.6)	(17.2)		(4.8)	(1.7)
Forfeited	(0.7)	(0.3)	(0.1)	0.0	(0.1)	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	75.5	41.7	14.6	4.7	1.7	75.5	41.7	14.6		4.7	1.7
of which vested	4.1	1.4	0.7	1.1	0.1	4.1	1.4	0.7		1.1	0.1
of which unvested	71.4	40.3	13.9	3.6	1.6	71.4	40.3	13.9		3.6	1.6
1 Represents additional units earned in 1Q13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2013
Pension and other post-retirement benefits
Note 23 Pension and other post-retirement benefits

The Group previously disclosed that it expected to contribute CHF 471 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2013. As of the end of 2Q13, CHF 230 million of contributions had been made.

Components of total pension costs

in	2Q13	1Q13	2Q12	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	94	94	95	188	190
Interest costs on benefit obligation	108	109	128	217	256
Expected return on plan assets	(184)	(184)	(196)	(368)	(390)
Amortization of recognized prior service cost/(credit)	(23)	(23)	(13)	(46)	(27)
Amortization of recognized actuarial losses	87	86	58	173	115
Net periodic pension costs	82	82	72	164	144
Settlement losses/(gains)	1	0	0	1	0
Curtailment losses/(gains)	(17)	(11)	(4)	(28)	(19)
Special termination benefits	4	8	0	12	6
Total pension costs	70	79	68	149	131

Derivatives and hedging activities	6 Months Ended
Jun. 30, 2013
Derivatives and hedging activities
Note 24 Derivatives and hedging activities

> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information.

Fair value of derivative instruments

The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Group.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 27 – Financial instruments” for further information.

Fair value of derivative instruments

	Trading			Hedging			[1]
end of 2Q13	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,366.8	8.6	8.5	0.0	0.0	0.0
Swaps	31,995.1	479.0	472.3	69.8	2.6	0.8
Options bought and sold (OTC)	3,961.1	51.1	51.3	0.0	0.0	0.0
Futures	1,357.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	639.5	0.4	0.3	0.0	0.0	0.0
Interest rate products	48,320.2	539.1	532.4	69.8	2.6	0.8
Forwards	2,385.9	25.5	23.8	23.5	0.1	0.3
Swaps	1,377.3	31.1	42.6	0.0	0.0	0.0
Options bought and sold (OTC)	1,131.8	13.7	15.0	0.0	0.0	0.0
Futures	60.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.3	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,960.4	70.4	81.5	23.5	0.1	0.3
Forwards	5.1	0.7	0.0	0.0	0.0	0.0
Swaps	221.5	5.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	255.9	12.8	11.8	0.0	0.0	0.0
Futures	52.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	471.0	18.6	19.2	0.0	0.0	0.0
Equity/index-related products	1,005.5	37.8	38.0	0.0	0.0	0.0
Credit derivatives [2]	1,696.6	29.3	29.2	0.0	0.0	0.0
Forwards	28.0	2.1	3.0	0.0	0.0	0.0
Swaps	51.1	3.8	2.9	0.0	0.0	0.0
Options bought and sold (OTC)	45.0	1.9	2.0	0.0	0.0	0.0
Futures	35.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	58.1	1.4	1.7	0.0	0.0	0.0
Other products [3]	217.3	9.2	9.6	0.0	0.0	0.0
Total derivative instruments	56,200.0	685.8	690.7	93.3	2.7	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 56,293.3 billion, CHF 688.5 billion and CHF 691.8 billion, respectively, as of June 30, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading				Hedging			[1]
end of 4Q12	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,055.9		2.6	2.5	0.0	0.0	0.0
Swaps	29,155.2		635.6	630.1	62.8	3.9	1.5
Options bought and sold (OTC)	3,739.9		62.4	62.6	0.0	0.0	0.0
Futures	1,145.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	952.0		0.3	0.2	0.0	0.0	0.0
Interest rate products	43,048.4		700.9	695.4	62.8	3.9	1.5
Forwards	2,133.4		21.6	21.3	19.6	0.2	0.1
Swaps	1,336.3		32.2	46.6	0.0	0.0	0.0
Options bought and sold (OTC)	985.3		9.7	10.7	0.0	0.0	0.0
Futures	83.8	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.6		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	4,542.4		63.5	78.6	19.6	0.2	0.1
Forwards	5.5		0.6	0.0	0.0	0.0	0.0
Swaps	211.0		4.6	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	214.9		11.4	11.1	0.0	0.0	0.0
Futures	74.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	338.2		13.7	14.1	0.0	0.0	0.0
Equity/index-related products	844.0		30.3	31.0	0.0	0.0	0.0
Credit derivatives [3]	1,694.4		30.6	29.8	0.0	0.0	0.0
Forwards	31.3		1.1	1.4	0.0	0.0	0.0
Swaps	55.3		3.6	3.1	0.0	0.0	0.0
Options bought and sold (OTC)	54.2		1.6	1.6	0.0	0.0	0.0
Futures	35.6	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	50.4		1.6	1.7	0.0	0.0	0.0
Other products [4]	226.8		7.9	7.8	0.0	0.0	0.0
Total derivative instruments	50,356.0		833.2	842.6	82.4	4.1	1.6
The notional amount, PRV and NRV (trading and hedging) was CHF 50,438.4 billion, CHF 837.3 billion and CHF 844.2 billion, respectively, as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been corrected to reclassify the notional amounts from other products to foreign exchange products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Netting of derivative instruments

> Refer to “Derivatives” in Note 20 – Offsetting of financial assets and financial liabilities for further information of the netting of derivative instruments.

Fair value hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	249	88	385	337	436
Foreign exchange products	(6)	(2)	(12)	(8)	(13)
Total	243	86	373	329	423
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(253)	(86)	(398)	(339)	(462)
Foreign exchange products	6	2	10	8	12
Total	(247)	(84)	(388)	(331)	(450)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(4)	2	(15)	(2)	(27)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(25)	5	1	(20)	0
Foreign exchange products	5	(3)	(5)	2	10
Total	(20)	2	(4)	(18)	10
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(1)	1	0	0	0
Foreign exchange products [2]	(1)	(1)	0	(2)	0
Total	(2)	0	0	(2)	0
1 Included in trading revenues.
2 Included in other revenues.

As of the end of 2Q13, the maximum length of time over which the Group hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was four years.

The net loss associated with cash flow hedges expected to be reclassified from AOCI within the next 12 months was CHF 9 million.

Net investment hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	260	(551)	(467)	(291)	(201)
Total	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	0	0	77
Total	0	0	0	0	77
Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Group includes all derivative instruments not included in hedge accounting relationships in its trading activities.

> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.

Disclosures relating to contingent credit risk

Certain of the Group’s derivative instruments contain provisions that require it to maintain a specified credit rating from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreements could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of either the Group or the counterparty, at the existing mark-to-market replacement value of the derivative contract.

The following table provides the Group’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.

Contingent credit risk

	2Q13				4Q12
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties		Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.4	1.4	0.2	13.0	15.3		1.4	0.6	17.3
Collateral posted	10.2	1.4	–	11.6	13.4		1.4	–	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7	0.2		0.5	0.0	0.7
Additional collateral required in a two-notch downgrade event	2.8	1.3	0.0	4.1	2.7	[1]	1.5	0.5	4.7
1 Additional collateral required in a two-notch downgrade event has been corrected.

Credit derivatives

> Refer to “Note 30 – Derivatives and hedging activities” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on credit derivatives.

Credit protection sold/purchased

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 6.3 billion and CHF 6.0 billion as of the end of 2Q13 and 4Q12, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold

Credit protection sold is the maximum potential payout, which is based on the notional value of derivatives and represents the amount of future payments that the Group would be required to make as a result of credit risk-related events.

Credit protection purchased

Credit protection purchased represents those instruments where the underlying reference instrument is identical to the reference instrument of the credit protection sold.

Other protection purchased

In the normal course of business, the Group purchases protection to offset the risk of credit protection sold that may have similar, but not identical, reference instruments and may use similar, but not identical, products, which reduces the total credit derivative exposure. Other protection purchased is based on the notional value of the instruments.

Fair value of credit protection sold

The fair values of the credit protection sold give an indication of the amount of payment risk, as the negative fair values increase when the potential payment under the derivative contracts becomes more probable.

Credit protection sold/purchased

	2Q13						4Q12
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(382.5)	358.9		(23.6)	45.1	1.6	(394.6)		373.9		(20.7)	56.0		2.5
Non-investment grade	(132.7)	128.1		(4.6)	12.3	0.2	(135.4)		129.3		(6.1)	11.3		(0.4)
Total single-name instruments	(515.2)	487.0		(28.2)	57.4	1.8	(530.0)	[3]	503.2	[3]	(26.8)	67.3	[3]	2.1	[3]
of which sovereigns	(117.1)	113.6		(3.5)	9.1	(1.7)	(119.4)		117.1		(2.3)	10.3		(0.7)
of which non-sovereigns	(398.1)	373.4		(24.7)	48.3	3.5	(410.6)		386.1		(24.5)	57.0		2.8
Multi-name instruments (CHF billion)
Investment grade [2]	(223.9)	217.2		(6.7)	32.5	0.0	(222.2)		207.1		(15.1)	20.6		(0.7)
Non-investment grade	(67.3)	70.3	[4]	3.0	10.8	(1.2)	(62.8)		56.1	[4]	(6.7)	9.8		(1.6)
Total multi-name instruments	(291.2)	287.5		(3.7)	43.3	(1.2)	(285.0)	[3]	263.2	[3]	(21.8)	30.4	[3]	(2.3)	[3]
of which sovereigns	(12.6)	12.5		(0.1)	0.2	0.0	(13.5)		13.1		(0.4)	0.4		(0.1)
of which non-sovereigns	(278.6)	275.0		(3.6)	43.1	(1.2)	(271.5)		250.1		(21.4)	30.0		(2.2)
Total instruments (CHF billion)
Investment grade [2]	(606.4)	576.1		(30.3)	77.6	1.6	(616.8)		581.0		(35.8)	76.6		1.8
Non-investment grade	(200.0)	198.4		(1.6)	23.1	(1.0)	(198.2)		185.4		(12.8)	21.1		(2.0)
Total instruments	(806.4)	774.5		(31.9)	100.7	0.6	(815.0)		766.4		(48.6)	97.7		(0.2)
of which sovereigns	(129.7)	126.1		(3.6)	9.3	(1.7)	(132.9)		130.2		(2.7)	10.7		(0.8)
of which non-sovereigns	(676.7)	648.4		(28.3)	91.4	2.3	(682.1)		636.2		(45.9)	87.0		0.6
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.

Credit derivatives

end of	2Q13	4Q12
Credit derivatives (CHF billion)
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments [1]	15.0	15.3
Total credit derivatives	1,696.6	1,694.4
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q13 (CHF billion)
Single-name instruments	118.3	328.8	68.1	515.2
Multi-name instruments	18.5	187.1	85.6	291.2
Total instruments	136.8	515.9	153.7	806.4
4Q12 (CHF billion)
Single-name instruments	125.0	326.0	79.0	530.0
Multi-name instruments	42.7	171.0	71.3	285.0
Total instruments	167.7	497.0	150.3	815.0

Guarantees and commitments	6 Months Ended
Jun. 30, 2013
Guarantees and commitments
Note 25 Guarantees and commitments

Guarantees

In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, securities lending indemnifications, derivatives and other guarantees.

> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2012 for a detailed description of guarantees.

Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q13 (CHF million)
Credit guarantees and similar instruments	10,409	2,371	12,780	12,552		9	1,932
Performance guarantees and similar instruments	4,783	4,308	9,091	8,188		83	3,012
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,862	1,222	5,084	5,070		3	2,628
Total guarantees	49,425	25,743	75,168	74,023		1,227	20,150
4Q12 (CHF million)
Credit guarantees and similar instruments [4]	10,104	2,483	12,587	12,200		53	1,920
Performance guarantees and similar instruments	5,160	4,371	9,531	8,793		139	3,336
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,297	1,122	5,419	5,397		3	2,812
Total guarantees	52,969	22,194	75,163	74,016		1,180	20,279
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 was CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2013 to June 30, 2014, the Group’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.6 billion.

PAF2 transaction

The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In 1Q12, the Group entered into the 2011 Partner Asset Facility (PAF2) transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic collateralized debt obligation (CDO) trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Group’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Group for counterparty risk management. As of the end of 2Q13, the carrying value of the PAF2 awards was CHF 598 million. The amount of the PAF2 awards compensation expense for 2Q13 was a credit of CHF 17 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 22 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Group has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of the end of 2Q13, the CDS had a positive replacement value of CHF 17 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 24 – Derivatives and hedging activities. The Group also has a credit support facility with this entity that allows the Group to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Group instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of the end of 2Q13, the carrying value of the credit support facility included in this table was zero (in million Swiss francs). The transaction overall is a four-year transaction, but can be extended to nine years. The Group has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the BCBS published updated regulatory guidance that makes the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Group has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Group is in the process of negotiating a restructuring of the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III. If a restructuring is not completed, the Group may terminate the transaction.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

With respect to its outstanding repurchase claims balance for GSEs, private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because the Group has limited reliable information about the status of such loans following their sale. With respect to outstanding repurchase claims from private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued due to the Group’s limited history of resolving such repurchase claims.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2013 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2Q13, 1Q13 and 2Q12, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total residential mortgage loans sold	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 27.4 billion as of the end of 2Q13. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q13 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	2Q13					1Q13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	482	1,398	1,947		67	464	1,395	1,926
New claims	24	93	149	266		12	22	340	374
Claims settled through repurchases	(1)	0	(2)	(3)	[1]	(3)	0	0	(3)	[1]
Other settlements	(5)	(155)	(4)	(164)	[2]	(3)	0	(3)	(6)	[2]
Total claims settled	(6)	(155)	(6)	(167)		(6)	0	(3)	(9)
Claims rescinded	(4)	0	0	(4)		(6)	(4)	0	(10)
Transfers to/from arbitration and litigation, net [3]	0	0	(347)	(347)		0	0	(334)	(334)
Balance at end of period	81	420	1,194	1,695		67	482	1,398	1,947

	2Q12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	50	437	762	1,249
New claims	25	14	242	281
Claims settled through repurchases	(2)	0	(3)	(5)	[1]
Other settlements	(2)	(1)	(6)	(9)	[2]
Total claims settled	(4)	(1)	(9)	(14)
Claims rescinded	0	(2)	0	(2)
Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)
Balance at end of period	71	448	851	1,370
1 Settled at a repurchase price of USD 3 million, USD 3 million and USD 6 million in 2Q13, 1Q13 and 2Q12, respectively.
2 Settled at USD 20 million, USD 5 million and USD 7 million in 2Q13, 1Q13 and 2Q12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to/from arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchase price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims

	2Q13	1Q13		2Q12		6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	59	55		49		55	59
Increase/(decrease) in provisions, net	62	12		20		74	16
Realized losses [2]	(23)	(8)	[3]	(13)	[3]	(31)	(19)	[3]
Balance at end of period [4]	98	59		56		98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 29 – Litigation” for further information.

Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications

The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.

> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2012 for a description of these guarantees.

Other commitments

Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, loan commitments, forward reverse repurchase agreements and other commitments.

> Refer to “Other commitments” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2012 for a description of these commitments.

Other commitments

	2Q13							4Q12
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,660	29	5,689		5,574		3,160	6,217	41	6,258		6,061		3,219
Loan commitments	170,538	74,593	245,131	[2]	239,693		163,905	169,462	67,648	237,110	[2]	231,639		153,460
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,807	1,531	5,338		5,338		167	949	1,612	2,561		2,561		131
Total other commitments	223,197	76,153	299,350		293,797		210,424	222,184	69,301	291,485		285,817		202,366
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 140,510 million and CHF 139,709 million of unused credit limits as of the end of 2Q13 and 4Q12, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2013
Transfers of financial assets and variable interest entities
Note 26 Transfers of financial assets and variable interest entities

In the normal course of business, the Group enters into transactions with, and makes use of, SPEs. An SPE is an entity in the form of a trust or other legal structure designed to fulfill a specific limited need of the company that organized it and is generally structured to isolate the SPE’s assets from creditors of other entities, including the Group. The principal uses of SPEs are to assist the Group and its clients in securitizing financial assets and creating investment products. The Group also uses SPEs for other client-driven activity, such as to facilitate financings, and Group tax or regulatory purposes.

Transfers of financial assets

Securitizations

The majority of the Group’s securitization activities involve mortgages and mortgage-related securities and are predominantly transacted using SPEs. In a typical securitization, the SPE purchases assets financed by proceeds received from the SPE’s issuance of debt and equity instruments, certificates, CP and other notes of indebtedness. These assets and liabilities are recorded on the balance sheet of the SPE and not reflected on the Group’s consolidated balance sheet, unless either the Group sold the assets to the entity and the accounting requirements for sale were not met or the Group consolidates the SPE.

The Group purchases commercial and residential mortgages for the purpose of securitization and sells these mortgage loans to SPEs. These SPEs issue CMBS, RMBS and asset-backed securities (ABS) that are collateralized by the assets transferred to the SPE and that pay a return based on the returns on those assets. Investors in these mortgage-backed securities or ABS typically have recourse to the assets in the SPEs, unless a third-party guarantee has been received to further enhance the creditworthiness of the assets. The investors and the SPEs have no recourse to the Group’s assets. The Group is typically an underwriter of, and makes a market in, these securities.

The Group also transacts in re-securitizations of previously issued RMBS securities. Typically, certificates issued out of an existing securitization vehicle are sold into a newly created and separate securitization vehicle. Often, these re-securitizations are initiated in order to repackage an existing security to give the investor a higher rated tranche.

The Group also uses SPEs for other asset-backed financings relating to client-driven activity and for Group tax or regulatory purposes. Types of structures included in this category include CDOs, leveraged finance, repack and other types of transactions, including life insurance structures, emerging market structures set up for financing, loan participation or loan origination purposes, and other alternative structures created for the purpose of investing in venture capital-like investments. CDOs are collateralized by the assets transferred to the CDO vehicle and pay a return based on the returns on those assets. Leveraged finance structures are used to assist in the syndication of certain loans held by the Group, while repack structures are designed to give a client collateralized exposure to specific cash flows or credit risk backed by collateral purchased from the Group. In these asset-backed financing structures investors typically only have recourse to the collateral of the SPE and do not have recourse to the Group’s assets.

When the Group transfers assets into an SPE, it must assess whether that transfer is accounted for as a sale of the assets. Transfers of assets may not meet sale requirements if the assets have not been legally isolated from the Group and/or if the Group’s continuing involvement is deemed to give it effective control over the assets. If the transfer is not deemed a sale, it is instead accounted for as a secured borrowing, with the transferred assets as collateral.

Gains and losses on securitization transactions depend, in part, on the carrying values of mortgages and CDOs involved in the transfer and are allocated between the assets sold and any beneficial interests retained according to the relative fair values at the date of sale.

The Group does not retain material servicing responsibilities from securitization activities.

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M13 and 6M12 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Group and the SPEs used in any securitizations in which the Group still has continuing involvement, regardless of when the securitization occurred.

Securitizations

in	6M13	6M12
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Net gain/(loss) [1]	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or its underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financings
Net gain [1]	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or its underlying collateral [2]	(65)	(161)
Cash received on interests that continue to be held	329	582
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets

The Group may have continuing involvement in the financial assets that are transferred to an SPE which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.

> Refer to “Transfer of financial assets” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2012 for a detailed description of continuing involvement in transferred financial assets.

The following table provides the outstanding principal balance of assets to which the Group continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 2Q13 and 4Q12, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q13	4Q12
CHF million
CMBS
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financings
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Fair value of beneficial interests

The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Group may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer

> Refer to “Note 27 – Financial instruments” for information on fair value hierarchy levels.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2Q13							4Q12
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			158				1,963			761				2,219
of which level 2			141				1,922			654				2,090
of which level 3			17				41			107				129
Weighted-average life, in years			8.9				7.0			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.3	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	–	8.2		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date

The following table provides the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 2Q13 and 4Q12.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2Q13											4Q12
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			537				1,658			452				274				1,929			692
of which non-investment grade			96				127			428				90				342			686
Weighted-average life, in years			6.2				7.8			4.6				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		2.1	–	33.8			–				–		0.1	–	27.6			–
Impact on fair value from 10% adverse change			–				(19.4)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(37.3)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	36.2		1.4	–	33.4	0.8	–	19.6		1.1	–	50.2		0.2	–	42.8	0.7	–	51.7
Impact on fair value from 10% adverse change			(9.5)				(41.5)			(0.6)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(18.6)				(80.6)			(1.2)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	1.0	–	34.2		2.5	–	16.9	0.3	–	19.3		0.9	–	49.5		0.9	–	42.8	0.3	–	51.4
Impact on fair value from 10% adverse change			(4.5)				(23.8)			(0.5)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(8.8)				(46.5)			(1.0)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

These sensitivities are hypothetical and do not reflect economic hedging activities. Changes in fair value based on a 10% or 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value of the beneficial interests is calculated without changing any other assumption. In practice, changes in one assumption may result in changes in other assumptions (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

Secured borrowings

The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 2Q13 and 4Q12.

> Refer to “Note 28 – Assets pledged and collateral” for further information.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q13	4Q12
CHF million
CMBS
Other assets	406	467
Liability to SPE, included in Other liabilities	(406)	(467)
Other asset-backed financings
Trading assets	617	1,171
Other assets	7	913
Liability to SPE, included in Other liabilities	(624)	(2,084)

Variable interest entities

As a normal part of its business, the Group engages in various transactions that include entities that are considered VIEs and are grouped into three primary categories: CDOs, CP conduits and financial intermediation.

> Refer to “Variable interest entities” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2012 for a detailed description of VIEs, CDOs, CP conduit or financial intermediation.

Collateralized debt obligations

The Group engages in CDO transactions to meet client and investor needs, earn fees and sell financial assets. The Group may act as underwriter, placement agent or asset manager and may warehouse assets prior to the closing of a transaction.

Commercial paper conduit

The Group continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Group. However, its assets are available to satisfy only the claims of its creditors. In addition, the Group, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Group is deemed the primary beneficiary and consolidates this entity.

The overall average maturity of the conduit’s outstanding CP was approximately 21 days and 27 days as of 2Q13 and 4Q12, respectively. As of 2Q13 and 4Q12, Alpine had the highest short-term ratings from Moody’s and Dominion Bond Rating Service and was rated A-1 by Standard & Poor’s and F-1 by Fitch. The majority of Alpine’s purchased assets were highly rated loans or receivables in the consumer sector, including auto and equipment loans or leases, student loans, residential mortgages and advance financing receivables. As of 2Q13 and 4Q12, those assets had an average rating of AA, based on the lowest of each asset’s external or internal rating, and an average maturity of 1.5 years and 2.9 years as of 2Q13 and 4Q12, respectively.

Financial intermediation

The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients.

Financial intermediation consists of securitizations, funds, loans and other vehicles.

Consolidated VIEs

The Group has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Group consolidates all VIEs related to financial intermediation for which it was the primary beneficiary.

The consolidated VIEs tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 2Q13 and 4Q12.

Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Cash and due from banks	1,353	2	4	154	53	26	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,336	0	0	0	0	1,336
Trading assets	1,004	57	35	1,935	616	203	3,850
Investment securities	0	175	0	0	0	0	175
Other investments	0	0	0	0	1,607	589	2,196
Net loans	0	2,671	825	0	538	532	4,566
Premises and equipment	0	0	0	0	494	67	561
Other assets	8,541	1,495	3,027	4	510	1,833	15,410
of which loans held-for-sale	8,499	0	2,823	0	67	0	11,389
Total assets of consolidated VIEs	10,898	5,736	3,891	2,093	3,818	3,250	29,686
Customer deposits	0	0	0	0	0	167	167
Trading liabilities	14	0	0	0	7	85	106
Short-term borrowings	0	4,440	0	10	0	0	4,450
Long-term debt	10,884	14	3,733	282	97	440	15,450
Other liabilities	25	7	78	10	154	866	1,140
Total liabilities of consolidated VIEs	10,923	4,461	3,811	302	258	1,558	21,313
4Q12 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	509	72	581
Other assets	7,369	1,637	3,111	4	572	1,843	14,536
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	3,803	9,582
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	168	905	1,228
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Non-consolidated VIEs

The non-consolidated VIEs tables provide the carrying amounts and classification of the assets and liabilities of variable interests recorded in the Group’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.

Certain VIEs have not been included in the following table, including VIEs structured by third parties in which the Group’s interest is in the form of securities held in the Group’s inventory, certain single-asset financing vehicles not sponsored by the Group to which the Group provides financing but has very little risk of loss due to over-collateralization and guarantees, failed sales where the Group does not have any other holdings and other entities out of scope.

> Refer to “Variable interest entities” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Transfer of financial assets and variable interest entities in the Credit Suisse Annual Report 2012 for further information on non-consolidated VIEs.

Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Trading assets	95	5,326	1,095	763	634	7,913
Net loans	1	421	2,484	3,424	1,174	7,504
Other assets	0	0	25	0	4	29
Total variable interest assets	96	5,747	3,604	4,187	1,812	15,446
Maximum exposure to loss	105	17,807	3,811	6,699	1,914	30,336
Non-consolidated VIE assets	7,007	109,492	60,215	25,662	15,608	217,984
4Q12 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,148	3,572	1,668	7,507
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498
Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216

Financial instruments	6 Months Ended
Jun. 30, 2013
Financial instruments
Note 27 Financial instruments

The disclosure of the Group’s financial instruments below includes the following sections:

– Concentration of credit risk;

– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes)

– Fair value option; and

– Disclosures about fair value of financial instruments not carried at fair value.

Concentrations of credit risk

Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.

> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on the Group’s concentrations of credit risk.

Fair value measurement

A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.

The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivative instruments and most listed equity securities.

In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments.

The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as CVA) is considered when measuring the fair value of assets and the impact of changes in the Group’s own credit spreads (known as DVA) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.

ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. This change to the fair value measurement guidance is consistent with industry practice. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.

Fair value hierarchy

The levels of the fair value hierarchy are defined as follows:

– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

– Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.

Assets and liabilities measured at fair value on a recurring basis

end of 2Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	386	0	0		386
Interest-bearing deposits with banks	0	396	0	0		396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	99,972	0	0		99,972
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Securities received as collateral	20,930	745	0	0		21,675
Debt	46,148	66,264	4,511	0		116,923
of which foreign governments	45,429	6,863	30	0		52,322
of which corporates	47	25,266	2,057	0		27,370
of which RMBS	0	29,510	906	0		30,416
of which CMBS	0	2,237	306	0		2,543
of which CDO	0	2,317	865	0		3,182
Equity	71,520	6,338	423	0		78,281
Derivatives	15,978	663,276	6,579	(646,593)		39,240
of which interest rate products	7,229	530,479	1,560	–		–
of which foreign exchange products	49	69,797	505	–		–
of which equity/index-related products	8,249	27,452	2,076	–		–
of which credit derivatives	0	27,652	1,627	–		–
Other	4,735	3,655	3,000	0		11,390
Trading assets	138,381	739,533	14,513	(646,593)		245,834
Debt	2,025	1,107	317	0		3,449
of which foreign governments	1,575	2	22	0		1,599
of which corporates	0	672	120	0		792
of which CDO	0	432	175	0		607
Equity	2	93	2	0		97
Investment securities	2,027	1,200	319	0		3,546
Private equity	0	0	3,980	0		3,980
of which equity funds	0	0	2,617	0		2,617
Hedge funds	0	348	133	0		481
of which debt funds	0	218	40	0		258
Other equity investments	247	83	2,099	0		2,429
of which private	0	48	2,099	0		2,147
Life finance instruments	0	0	1,713	0		1,713
Other investments	247	431	7,925	0		8,603
Loans	0	12,421	7,149	0		19,570
of which commercial and industrial loans	0	6,189	4,899	0		11,088
of which financial institutions	0	4,865	1,298	0		6,163
Other intangible assets (mortgage servicing rights)	0	0	39	0		39
Other assets	4,962	26,876	6,631	(301)		38,168
of which loans held-for-sale	0	16,891	5,842	0		22,733
Total assets at fair value	166,547	881,960	36,576	(646,894)		438,189
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(133)	(3,584)	0		(3,938)
Less assets consolidated under ASU 2009-17 [2]	0	(9,190)	(3,372)	0		(12,562)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	166,326	872,637	29,620	(646,894)		421,689
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,903	0	0		1,903
Customer deposits	0	3,538	62	0		3,600
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	79,443	0	0		79,443
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Obligations to return securities received as collateral	20,930	745	0	0		21,675
Debt	24,011	9,277	10	0		33,298
of which foreign governments	23,723	2,573	0	0		26,296
of which corporates	74	5,745	10	0		5,829
Equity	15,498	389	21	0		15,908
Derivatives	15,150	670,205	5,338	(649,982)		40,711
of which interest rate products	6,895	524,316	1,095	–		–
of which foreign exchange products	75	80,097	1,312	–		–
of which equity/index-related products	7,528	29,276	1,244	–		–
of which credit derivatives	0	27,823	1,361	–		–
Trading liabilities	54,659	679,871	5,369	(649,982)		89,917
Short-term borrowings	0	5,427	193	0		5,620
Long-term debt	17	52,965	10,960	0		63,942
of which treasury debt over two years	0	10,538	0	0		10,538
of which structured notes over two years	0	19,652	6,306	0		25,958
of which non-recourse liabilities	17	11,377	3,088	0		14,482
Other liabilities	0	21,387	2,677	(324)		23,740
of which failed sales	0	1,342	936	0		2,278
Total liabilities at fair value	75,606	845,279	19,261	(650,306)		289,840
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,391	5,888	0		135,871
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,932	3,192	0		29,125
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,664	7,746	485	0		74,895
Derivatives	3,428	823,016	6,650	(799,886)		33,208
of which interest rate products	703	698,297	1,859	–		–
of which foreign exchange products	1	62,717	754	–		–
of which equity/index-related products	2,538	25,820	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,203	2,736	2,486	0		12,425
Trading assets	132,887	907,889	15,509	(799,886)		256,399
Debt	2,066	1,168	169	0		3,403
of which foreign governments	1,583	1	21	0		1,605
of which corporates	0	720	125	0		845
of which CDO	0	447	23	0		470
Equity	4	90	1	0		95
Investment securities	2,070	1,258	170	0		3,498
Private equity	0	0	3,958	0		3,958
of which equity funds	0	0	2,633	0		2,633
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,243	0		2,583
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,184	0		8,994
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,912	5,164	(240)		37,275
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,413	0	0		3,413
Customer deposits	0	4,618	25	0		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligations to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,014	196	0		32,992
of which foreign governments	25,623	1,476	0	0		27,099
of which corporates	0	5,030	196	0		5,226
Equity	17,912	389	6	0		18,307
Derivatives	3,173	834,228	5,154	(803,038)		39,517
of which interest rate products	628	693,430	1,357	–		–
of which foreign exchange products	1	76,963	1,648	–		–
of which equity/index-related products	2,305	27,684	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	46,867	841,631	5,356	(803,038)		90,816
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	55,068	10,098	0		65,384
of which treasury debt over two years	0	10,565	0	0		10,565
of which structured notes over two years	0	22,543	6,189	0		28,732
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,399	2,848	(376)		26,871
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2

All transfers between level 1 and level 2 are reported through the last day of the reporting period.

In 6M13, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers were primarily in exchange traded derivatives as they moved closer to maturity and pricing inputs became more observable. Transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in equity as suitable closing prices were unobtainable as of the end of 6M13.

Transfers between level 1 and level 2

	6M13		6M12
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	471	85	47	96
Equity	422	171	99	202
Derivatives	4,093	1	4,374	16
Trading assets	4,986	257	4,520	314
Liabilities (CHF million)
Debt	6	17	26	32
Equity	250	17	43	20
Derivatives	3,536	9	5,116	66
Trading liabilities	3,792	43	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,888	465	(979)	3,291	(4,604)	0	0	130		150	0		0	170	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,509	1,736	(2,273)	6,157	(6,973)	721	(1,069)	233		5	0		0	467	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,366	0	(40)	745	(1,329)	0	0	0		(2)	0		276	196	6,212
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,184	0	(40)	845	(1,515)	0	0	0		(82)	0		276	257	7,925
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale [2]	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,689	3,380	(5,513)	10,209	(11,046)	5,014	(2,763)	248		(25)	0		270	1,113	36,576
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,848	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,677
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,451	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,261
Net assets/(liabilities) at fair value	17,238	551	(3,325)	10,094	(10,611)	1,450	1,293	128		(134)	(26)		135	522	17,315
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 90 million primarily related to subprime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186
Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Debt	10,028	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	25	7,935
of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125
of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253
of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364
of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654
Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429
Derivatives	9,587	912	(1,128)	0	0	701	(1,656)	73		55	0		0	42	8,586
of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195
of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247
of which credit derivatives	2,171	455	(328)	0	0	145	(385)	0		22	0		0	11	2,091
Other	2,196	110	(115)	1,239	(1,128)	0	0	(2)		10	0		0	17	2,327
Trading assets	22,278	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	82	19,277
Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92
Equity	7,076	4	(48)	420	(629)	0	0	0		1	0		381	31	7,236
Life finance instruments	1,969	0	0	70	(154)	0	0	0		25	0		0	12	1,922
Other investments	9,045	4	(48)	490	(783)	0	0	0		26	0		381	43	9,158
Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400
of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978
of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093
Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63
Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635
of which loans held-for-sale	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052
Total assets at fair value	47,203	3,982	(4,692)	7,107	(10,130)	2,581	(4,123)	174		180	0		372	157	42,811
Liabilities (CHF million)
Obligation to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131
of which interest rate derivatives	1,588	79	(377)	0	0	63	(66)	23		13	0		0	11	1,334
of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205
of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889
of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256
Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78
Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677
of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167
of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821
Other liabilities	3,891	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,558
of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671
Total liabilities at fair value	24,378	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,444
Net assets/(liabilities) at fair value	22,825	1,650	(1,757)	6,798	(9,191)	548	463	30		(307)	0		257	51	21,367
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M13				6M12
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(6)	109	103	[1]	(277)	257	(20)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	103	(976)		113	318	431
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.

The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.

Transfers in and out of level 3

Transfers into level 3 assets during 6M13 were CHF 3,380 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit and private equity businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M13 were CHF 5,513 million, primarily in trading assets, loans and loans held-for-sale. The transfers out of level 3 assets were primarily in the Brazil trading, private equity, corporate credit, prime services and rates businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Transfers into level 3 assets during 2Q13 were CHF 2,128 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit and private equity businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q13 were CHF 2,174 million, primarily in trading assets, loans held-for-sale and loans. The transfers out of level 3 assets were primarily in the corporate credit, private equity and prime services businesses due to improved observability of pricing data and increased availability of pricing information from external providers.

Qualitative disclosures of valuation techniques

Overview

The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.

On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.

The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.

One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes, or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.

Product Control utilizes independent pricing service data as part of their review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.

For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.

The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.

The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.

Debt securities

Foreign governments and corporates

Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.

Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, buyback probability, correlation and credit spread. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).

CMBS, RMBS and CDO securities

Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rates, default rates, loss severity and discount rates. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.

For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.

Equity securities

The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instrument. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple, discount rate and capitalization rate.

Derivatives

Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. Some observable exchange prices may not be considered executable at the reporting date and may have been adjusted for liquidity concerns. For those instruments where liquidity adjustments have been made to the exchange price, such as long-dated option contracts, the instrument has been included in level 2 of the fair value hierarchy.

The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.

Interest rate derivatives

OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility, volatility skew, prepayment rate, credit spread, basis spread and mean reversion.

Foreign exchange derivatives

Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.

Equity and index-related derivatives

Equity derivatives include vanilla options and swaps in addition to different types of exotic options. Inputs for equity derivatives can include correlation, volatility, skew, buyback probability and gap risk.

Generally, the interrelationship between the volatility and correlation is positively correlated.

Credit derivatives

Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.

Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread, correlation and price. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.

Other trading assets

Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.

For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.

For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.

Other investments

Private equity, hedge funds and other equity investments

Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.

Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published net asset values (NAVs). Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not current with observed market movements, it is probable that these investments will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. As of June 30, 2013, the fair value of investments valued at an amount other than NAV where it is probable they will be sold was CHF 287 million. The remaining actions to complete the sales include steps that are usual and customary for sales of such investments in the secondary market. Substantial increases (decreases) in the NAV for private equity and hedge funds would result in a higher (lower) fair value.

Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. Unobservable inputs may include credit spread, contingent probability and EBITDA multiple. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.

Life finance instruments

Life finance instruments include Single Premium Immediate Annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.

Loans

The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.

Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a CDS pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.

The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.

Accrual based Private Banking & Wealth Management loans, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.

Deposits

Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.

Short-term borrowings and long-term debt

The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility and price.

Generally, the interrelationships between volatility, skew, correlation, gap risk and credit spreads inputs are positively correlated.

Other liabilities

Failed sales

These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.

Short-term financial instruments

Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.

Sensitivity of fair value measurements to changes in significant unobservable inputs

For level 3 assets with a significant unobservable input of basis spread, buyback probability, EBITDA multiple, market implied life expectancy (for life finance instruments), prepayment rate, correlation, recovery rate, price, skew, volatility, volatility skew and contingent probability, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets instruments with a significant unobservable input of capitalization rate, gap risk, default rate, discount rate, loss severity, credit spread and market implied life expectancy (for life settlement and premium finance instruments), in general, an increase in the significant unobservable input would decrease the fair value.

For level 3 liabilities an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input mean reversion would decrease the fair value.

Interrelationships between significant unobservable inputs

Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.

Quantitative disclosures of valuation techniques

The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.

Quantitative information about level 3 assets at fair value

end of 2Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Debt	4,511
of which corporates	2,057
of which	136	Option model	Correlation, in %		(83)	93	15
			Buyback probability, in %	[2]	50	100	61
of which	872	Market comparable	Price, in %		0	136	90
of which	797	Discounted cash flow	Credit spread, in bp		54	650	406
of which RMBS	906	Discounted cash flow	Discount rate, in %		1	38	10
			Prepayment rate, in %		0	26	7
			Default rate, in %		0	25	7
			Loss severity, in %		0	100	39
of which CMBS	306	Discounted cash flow	Capitalization rate, in %		4	12	9
			Discount rate, in %		0	34	15
			Prepayment rate, in %		0	10	7
			Default rate, in %		0	15	4
			Loss severity, in %		0	50	14
of which CDO	865
of which	175	Vendor price	Price, in %		0	138	102
of which	442	Discounted cash flow	Discount rate, in %		3	19	6
			Prepayment rate, in %		0	20	16
			Default rate, in %		1	3	2
			Loss severity, in %		25	50	33
of which	86	Market comparable	Price, in %		84	97	87
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2Q13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	423
of which	191	Market comparable		EBITDA multiple		3		12		8
of which	41	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	6,579
of which interest rate products	1,560	Option model		Correlation, in %		17		100		72
				Prepayment rate, in %		2		45		28
				Volatility, in %		2		31		7
				Volatility skew, in %		(9)		4		(2)
				Credit spread, in bp		21		500		92
of which equity/index-related products	2,076	Option model		Correlation, in %		(83)		93		15
				Volatility, in %		4		148		30
of which credit derivatives	1,627	Discounted cash flow		Credit spread, in bp		1		2,688		140
				Recovery rate, in %		0		77		25
				Discount rate, in %		0		38		10
				Default rate, in %		0		25		11
				Loss severity, in %		0		100		58
				Correlation, in %		41		97		60
				Prepayment rate, in %		0		25		5
Other	3,000
of which	2,313	Market comparable		Price, in %		0		123		38
of which	553	Discounted cash flow		Market implied life expectancy, in years		4		20		10
Trading assets	14,513
Investment securities	319	–		–		–		–		–
Private equity	3,980	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	133	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	2,099
of which private	2,099
of which	650	Discounted cash flow		Credit spread, in bp		963		1,315		1,123
				Contingent probability, in %		50		50		50
of which	963	Market comparable		EBITDA multiple		2		12		8
Life finance instruments	1,713	Discounted cash flow		Market implied life expectancy, in years		1		22		9
Other investments	7,925
Loans	7,149
of which commercial and industrial loans	4,899
of which	4,459	Discounted cash flow		Credit spread, in bp		37		2,527		507
of which	282	Market comparable		Price, in %		0		100		48
of which financial institutions	1,298	Discounted cash flow		Credit spread, in bp		99		920		461
Other intangible assets (mortgage servicing rights)	39	–		–		–		–
Other assets	6,631
of which loans held-for-sale	5,842
of which	2,546	Vendor price		Price, in %		1		150		103
of which	796	Discounted cash flow		Credit spread, in bp		110		1,710		522
of which	1,786	Market comparable		Price, in %		0		116		73
Total level 3 assets at fair value	36,576
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 assets at fair value (continued)

end of 4Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,888
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comparable	Price, in %		80	93
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Equity	485
of which	237	Market comparable		EBITDA multiple		3		12
of which	26	Discounted cash flow		Capitalization rate, in %		7		7
Derivatives	6,650
of which interest rate products	1,859	Option model		Correlation, in %		17		100
				Prepayment rate, in %		2		45
				Volatility, in %		(5)		31
				Credit spread, in bp		34		157
of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97
				Volatility, in %		2		157
of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843
				Recovery rate, in %		0		75
				Discount rate, in %		2		35
				Default rate, in %		0		25
				Loss severity, in %		0		100
				Correlation, in %		30		97
				Prepayment rate, in %		0		40
Other	2,486
of which	1,891	Market comparable		Price, in %		0		103
of which	564	Discounted cash flow		Life expectancy, in years		4		20
Trading assets	15,509
Investment securities	170	–		–		–		–
Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,243
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,184
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total level 3 assets at fair value	35,689
1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	62	–	–		–	–	–
Trading liabilities	5,369
of which interest rate derivatives	1,095	Option model	Basis spread, in bp		(21)	211	106
			Correlation, in %		(30)	99	62
			Mean reversion, in %	[2]	3	10	7
			Prepayment rate, in %		5	45	31
of which foreign exchange derivatives	1,312	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		20	32	26
of which equity/index-related derivatives	1,244	Option model	Correlation, in %		(83)	93	15
			Skew, in %		59	129	94
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which credit derivatives	1,361	Discounted cash flow	Credit spread, in bp		1	2,688	151
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Recovery rate, in %		20	77	42
			Loss severity, in %		0	100	58
			Correlation, in %		42	98	46
			Prepayment rate, in %		0	25	3
Short-term borrowings	193	–	–		–	–	–
Long-term debt	10,960
of which structured notes over two years	6,306	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which non-recourse liabilities	3,088
of which	2,763	Vendor price	Price, in %		0	150	103
of which	262	Market comparable	Price, in %		0	87	7
Other liabilities	2,677
of which failed sales	936
of which	651	Market comparable	Price, in %		0	99	74
of which	263	Discounted cash flow	Credit spread, in bp		175	1,710	965
			Recovery rate, in %		10	10	10
Total level 3 liabilities at fair value	19,261
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 4Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,848
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total level 3 liabilities at fair value	18,451
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Qualitative discussion of the ranges of significant unobservable inputs

The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above result in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.

Discount rate

The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.

Default rate and loss severity

For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest while the higher end of the range relates collateral with a greater risk of default.

Credit spread and recovery rate

For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.

Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.

Correlation

There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Prepayment rate

Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.

Volatility and skew

Volatility and skew are impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility rates may vary significantly between different underlying currencies and expiration dates on the options. Similarly, equity derivatives’ volatility may vary greatly depending upon the underlying reference name on the derivative.

Market implied life expectancy

Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of each insured.

Fair value measurements of investments in certain entities that calculate NAV per share

Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.

Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.

Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which are generally up to ten years.

The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.

Fair value, unfunded commitments and term of redemption conditions

	2Q13							4Q12
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	126		18		144	0		127		38		165	0
Equity funds	29		3,275	[1]	3,304	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(89)		(89)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	155		3,204		3,359	0		179		3,737		3,916	0
Debt funds	40		218		258	22		69		364		433	157
Equity funds	3		32		35	0		3		43		46	0
Others	3		185		188	33		3		153		156	46
Hedge funds	46		435	[3]	481	55		75		560	[4]	635	203
Debt funds	111		0		111	3		97		0		97	17
Equity funds	2,617		0		2,617	594		2,633		0		2,633	724
Real estate funds	406		0		406	134		382		0		382	131
Others	846		0		846	195		846		0		846	198
Private equities	3,980		0		3,980	926		3,958		0		3,958	1,070
Equity method investments	372		0		372	0		385		0		385	0
Total funds held in other investments	4,398		435		4,833	981		4,418		560		4,978	1,273
Total fair value	4,553	[5]	3,639	[6]	8,192	981	[7]	4,597	[5]	4,297	[6]	8,894	1,273	[7]
1
52 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 18 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 18 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
54 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 23 % is redeemable on demand with a notice period primarily of less than 30 days and 17 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 2,169 million and CHF 1,958 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.
6 Includes CHF 112 million and CHF 107 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.
7 Includes CHF 503 million and CHF 418 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.

Nonrecurring fair value changes

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.

Nonrecurring fair value changes

end of	2Q13	4Q12
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.4	0.5
of which level 3	0.4	0.5

Fair value option

The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in Investment Banking and Private Banking & Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.

> Refer to “Note 33 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information on the Group’s election of the fair value option for certain of its financial statement captions.

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q13			4Q12
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	715	3,090	(2,375)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	391	5	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	99,602	370	113,664	113,196	468
Loans	19,570	20,470	(900)	20,000	20,278	(278)
Other assets [1]	25,863	31,188	(5,325)	22,060	29,787	(7,727)
Due to banks and customer deposits	(780)	(774)	(6)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(79,373)	(70)	(108,784)	(108,701)	(83)
Short-term borrowings	(5,620)	(5,562)	(58)	(4,513)	(4,339)	(174)
Long-term debt	(63,942)	(65,054)	1,112	(65,384)	(66,998)	1,614
Other liabilities	(2,278)	(3,741)	1,463	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	6M13		6M12
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(12)	[2]
of which related to credit risk	0		(13)
Interest-bearing deposits with banks	4	[1]	0
of which related to credit risk	(2)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	532	[1]	628	[1]
Other trading assets	0		10	[2]
Other investments	(34)	[2]	26	[2]
of which related to credit risk	0		10
Loans	224	[1]	1	[2]
of which related to credit risk	(107)		259
Other assets	1,128	[1]	1,223	[1]
of which related to credit risk	300		268
Due to banks and customer deposits	13	[2]	4	[2]
of which related to credit risk	(1)		16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40	[2]	30	[2]
Short-term borrowings	6	[2]	(131)	[2]
Long-term debt	800	[2]	(3,005)	[2]
of which related to credit risk [3]	10		(1,298)
Other liabilities	239	[2]	265	[2]
of which related to credit risk	51		294
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (20) million and CHF 38 million in 6M13, respectively, and CHF (785) million and CHF (500) million in 6M12, respectively.

Disclosures about the fair value of financial instruments not carried at fair value in the consolidated balance sheet

The following table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.

Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q13 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432	0	72,911	521	73,432
Loans	222,575	0	221,822	4,454	226,276
Other financial assets [1]	152,471	58,890	92,207	1,806	152,903
Financial liabilities
Due to banks and deposits	352,326	207,672	144,555	10	352,237
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	0	19,630	0	19,630
Short-term borrowings	15,357	0	15,363	0	15,363
Long-term debt	69,563	0	65,972	4,364	70,336
Other financial liabilities [2]	117,769	0	116,533	1,151	117,684
4Q12 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791
Loans	218,281	0	221,030	4,482	225,512
Other financial assets [1]	132,147	63,900	66,798	1,772	132,470
Financial liabilities
Due to banks and deposits	331,270	200,838	130,313	9	331,160
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	14,128	0	14,131	0	14,131
Long-term debt	82,750	0	79,846	4,546	84,392
Other financial liabilities [2]	89,361	0	88,121	1,171	89,292
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged and collateral	6 Months Ended
Jun. 30, 2013
Assets pledged and collateral
Note 28 Assets pledged and collateral

Assets pledged

The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are parenthetically disclosed on the consolidated balance sheet.

Assets pledged

end of	2Q13	4Q12
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	146,389	151,419
of which encumbered	86,390	90,745

Collateral

The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.

Collateral

end of	2Q13	4Q12
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	387,061	402,793
of which sold or repledged	293,292	292,514

Litigation	6 Months Ended
Jun. 30, 2013
Litigation
Note 29 Litigation

The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 37 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 and updated in subsequent quarterly reports (including below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including estimated fees and expenses of external lawyers and other service providers) and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings, the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 37 referenced above and updated in quarterly reports and below for which the Group believes an estimate is possible is zero to CHF 2.3 billion.

In 2Q13, the Group recorded net litigation provisions of CHF 155 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.

Mortgage-related matters

The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.

Individual investor actions

On April 24, 2013, the Supreme Court of the State of New York, New York County (SCNY) dismissed the action brought by Phoenix Light SF Ltd. and affiliated entities against Credit Suisse Securities (USA) LLC (CSS LLC) and its affiliates, although plaintiffs were granted leave to replead. On May 28, 2013, The Union Central Life Insurance Company and affiliated entities filed a letter motion to propose a second amended complaint in the action brought against CSS LLC and its affiliates and employees. On May 13, 2013, following a settlement, a West Virginia state court dismissed with prejudice the action brought by West Virginia Investment Management Board against CSS LLC. On June 20, 2013, the US District Court for the Central District of California dismissed in part the action pending in such court against CSS LLC brought by the FDIC, as receiver for Colonial Bank; the remaining claims relate to approximately USD 34 million of the RMBS at issue (approximately 12% of the USD 283 million at issue against all defendants in the operative pleading).

Repurchase litigations

On May 31, 2013, Asset Backed Securities Corporation Home Equity Loan Trust Series AMQ 2007-HE2 filed an action against DLJ Mortgage Capital, Inc. (DLJ) in the SCNY, alleging that DLJ breached representations and warranties in respect of certain mortgage loans and failed to repurchase such mortgage loans as required under the applicable agreements. No damages amount is alleged.

Auction Rate Securities

On May 22, 2013, the Group and Elbit Systems Ltd (Elbit) settled Elbit’s lawsuit in the US District Court for the Southern District of New York seeking approximately USD 16 million related to the purchase of auction rate securities, alleging federal securities law claims and state law aiding and abetting fraud and unjust enrichment causes of action.

Tax matters

Credit Suisse has been responding to subpoenas and other requests for information from the United States Department of Justice (DOJ), SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one former employee pleaded guilty to conduct while employed at other financial institutions that did not involve Credit Suisse. Credit Suisse received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations. Our provision of Swiss-based information to these US authorities has been in accordance with permission granted by Swiss authorities including the Swiss Federal Council. In early July 2013 the Federal Council announced that it would also provide permission to banks, including Credit Suisse, to transmit information on the destination of assets of US clients who closed their Swiss bank account. Credit Suisse has applied for and received such permission from the Federal Council.

Singapore MAS matter

On June 14, 2013, the Monetary Authority of Singapore (MAS) announced it was taking supervisory action against 20 banks for various deficiencies relating to the benchmark processes regarding the Singapore dollar interest rate benchmarks, Singapore Interbank Offered Rates and Swap Offered Rates, and the foreign exchange spot benchmarks commonly used to settle Non-Deliverable Forward foreign exchange contracts. Credit Suisse AG Singapore Branch (CSSB) was one of the named banks. The MAS censured the banks and directed them to adopt measures to address these deficiencies. The MAS has also required 19 of the 20 banks, including CSSB, to set aside additional statutory reserves for a period of one year. CSSB, along with six other panel banks, has been calibrated in the third of five tiers by the MAS and required to set aside additional statutory reserves of SGD 400-600 million, which were deposited with the MAS in a non-interest bearing account. These additional reserves will be returned to each bank within one year, assuming it has satisfied the MAS that it has adopted sufficient measures to address the identified deficiencies.

CDS-related matters

In July 2013, the Directorate General for Competition of the European Commission (DG Comp) issued a Statement of Objections (SO) to various entities of thirteen CDS dealer banks, certain Markit entities and the International Swaps and Derivatives Association, Inc. (ISDA) in relation to DG Comp’s investigation into possible violations of competition law by certain CDS market participants. Certain Credit Suisse entities were among the named bank entities. The SO marks the commencement of enforcement proceedings in respect of what DG Comp alleges were unlawful attempts to prevent the development of exchange traded platforms for CDS between 2006 and 2009. The next step in the process is for the named entities to provide written responses.

In addition, certain Credit Suisse entities, as well as other banks, have been named in civil litigation in the US. Further, Credit Suisse (USA), Inc. has received civil investigative demands from the DOJ.

Subsidiary guarantee information	6 Months Ended
Jun. 30, 2013
Subsidiary guarantee information
Note 30 Subsidiary guarantee information

Certain wholly-owned finance subsidiaries of the Group, including Credit Suisse Group (Guernsey) I Limited and Credit Suisse Group (Guernsey) III Limited, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.

Condensed consolidating statements of operations

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,690	4,392		6,082	13		124		6,219
Interest expense	(1,053)	(2,507)		(3,560)	(11)		(7)		(3,578)
Net interest income	637	1,885		2,522	2		117		2,641
Commissions and fees	1,076	2,488		3,564	1		46		3,611
Trading revenues	(466)	822		356	0		1		357
Other revenues	280	139		419	1,039	[2]	(1,041)		417
Net revenues	1,527	5,334		6,861	1,042		(877)		7,026
Provision for credit losses	2	33		35	0		16		51
Compensation and benefits	896	1,989		2,885	18		70		2,973
General and administrative expenses	508	1,416		1,924	(34)		11		1,901
Commission expenses	58	401		459	0		3		462
Total other operating expenses	566	1,817		2,383	(34)		14		2,363
Total operating expenses	1,462	3,806		5,268	(16)		84		5,336
Income/(loss) before taxes	63	1,495		1,558	1,058		(977)		1,639
Income tax expense/(benefit)	(28)	483		455	13		7		475
Net income/(loss)	91	1,012		1,103	1,045		(984)		1,164
Net income/(loss) attributable to noncontrolling interests	98	222		320	0		(201)		119
Net income/(loss) attributable to shareholders	(7)	790		783	1,045		(783)		1,045
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	91	1,012		1,103	1,045	(984)		1,164
Gains/(losses) on cash flow hedges	0	(21)		(21)	6	0		(15)
Foreign currency translation	(15)	(151)		(166)	0	0		(166)
Unrealized gains/(losses) on securities	0	(6)		(6)	0	(8)		(14)
Actuarial gains/(losses)	10	4		14	0	67		81
Net prior service credit/(cost)	0	0		0	0	(31)		(31)
Other comprehensive income/(loss), net of tax	(5)	(174)		(179)	6	28		(145)
Comprehensive income/(loss)	86	838		924	1,051	(956)		1,019
Comprehensive income/(loss) attributable to noncontrolling interests	94	201		295	0	(185)		110
Comprehensive income/(loss) attributable to shareholders	(8)	637		629	1,051	(771)		909
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996	4,909		6,905	21		118		7,044
Interest expense	(1,175)	(4,232)		(5,407)	(19)		(4)		(5,430)
Net interest income	821	677		1,498	2		114		1,614
Commissions and fees	913	2,144		3,057	3		56		3,116
Trading revenues	(497)	1,578		1,081	0		75		1,156
Other revenues	129	232		361	789	[2]	(775)		375
Net revenues	1,366	4,631		5,997	794		(530)		6,261
Provision for credit losses	0	10		10	0		15		25
Compensation and benefits	814	2,171		2,985	23		(3)		3,005
General and administrative expenses	383	1,295		1,678	(24)		19		1,673
Commission expenses	58	365		423	1		3		427
Total other operating expenses	441	1,660		2,101	(23)		22		2,100
Total operating expenses	1,255	3,831		5,086	0		19		5,105
Income/(loss) before taxes	111	790		901	794		(564)		1,131
Income tax expense	33	221		254	6		51		311
Net income/(loss)	78	569		647	788		(615)		820
Net income/(loss) attributable to noncontrolling interests	13	70		83	0		(51)		32
Net income/(loss) attributable to shareholders	65	499		564	788		(564)		788
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	78	569		647	788	(615)		820
Gains/(losses) on cash flow hedges	0	2		2	(5)	(1)		(4)
Foreign currency translation	999	108		1,107	0	8		1,115
Unrealized gains/(losses) on securities	0	(52)		(52)	0	5		(47)
Actuarial gains/(losses)	10	4		14	0	32		46
Net prior service credit/(cost)	0	0		0	0	(14)		(14)
Other comprehensive income/(loss), net of tax	1,009	62		1,071	(5)	30		1,096
Comprehensive income/(loss)	1,087	631		1,718	783	(585)		1,916
Comprehensive income/(loss) attributable to noncontrolling interests	208	262		470	0	(253)		217
Comprehensive income/(loss) attributable to shareholders	879	369		1,248	783	(332)		1,699
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,402	7,370		10,772	27		244		11,043
Interest expense	(2,027)	(4,467)		(6,494)	(23)		(78)		(6,595)
Net interest income	1,375	2,903		4,278	4		166		4,448
Commissions and fees	2,030	4,810		6,840	3		96		6,939
Trading revenues	(459)	2,623		2,164	0		8		2,172
Other revenues	497	163		660	2,314	[2]	(2,337)		637
Net revenues	3,443	10,499		13,942	2,321		(2,067)		14,196
Provision for credit losses	2	35		37	0		36		73
Compensation and benefits	1,821	4,102		5,923	32		42		5,997
General and administrative expenses	1,015	2,679		3,694	(74)		35		3,655
Commission expenses	121	814		935	0		6		941
Total other operating expenses	1,136	3,493		4,629	(74)		41		4,596
Total operating expenses	2,957	7,595		10,552	(42)		83		10,593
Income/(loss) before taxes	484	2,869		3,353	2,363		(2,186)		3,530
Income tax expense	71	868		939	15		31		985
Net income/(loss)	413	2,001		2,414	2,348		(2,217)		2,545
Net income/(loss) attributable to noncontrolling interests	167	368		535	0		(338)		197
Net income/(loss) attributable to shareholders	246	1,633		1,879	2,348		(1,879)		2,348
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	413	2,001		2,414	2,348	(2,217)		2,545
Gains/(losses) on cash flow hedges	0	(17)		(17)	4	0		(13)
Foreign currency translation	724	44		768	0	(7)		761
Unrealized gains/(losses) on securities	0	(10)		(10)	0	(11)		(21)
Actuarial gains/(losses)	20	8		28	0	123		151
Net prior service cost	0	0		0	0	(58)		(58)
Other comprehensive income/(loss), net of tax	744	25		769	4	47		820
Comprehensive income/(loss)	1,157	2,026		3,183	2,352	(2,170)		3,365
Comprehensive income/(loss) attributable to noncontrolling interests	286	479		765	0	(450)		315
Comprehensive income/(loss) attributable to shareholders	871	1,547		2,418	2,352	(1,720)		3,050
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,837	8,224		12,061	52		226		12,339
Interest expense	(2,209)	(6,576)		(8,785)	(50)		(6)		(8,841)
Net interest income	1,628	1,648		3,276	2		220		3,498
Commissions and fees	1,873	4,285		6,158	5		115		6,278
Trading revenues	243	1,198		1,441	0		(96)		1,345
Other revenues	415	747		1,162	817	[2]	(802)		1,177
Net revenues	4,159	7,878		12,037	824		(563)		12,298
Provision for credit losses	(4)	36		32	0		27		59
Compensation and benefits	1,973	4,718		6,691	35		(10)		6,716
General and administrative expenses	800	2,520		3,320	(53)		59		3,326
Commission expenses	114	746		860	1		7		868
Total other operating expenses	914	3,266		4,180	(52)		66		4,194
Total operating expenses	2,887	7,984		10,871	(17)		56		10,910
Income/(loss) before taxes	1,276	(142)		1,134	841		(646)		1,329
Income tax expense/(benefit)	432	(155)		277	9		9		295
Net income/(loss)	844	13		857	832		(655)		1,034
Net income/(loss) attributable to noncontrolling interests	199	89		288	0		(86)		202
Net income/(loss) attributable to shareholders	645	(76)		569	832		(569)		832
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	844	13		857	832	(655)		1,034
Gains/(losses) on cash flow hedges	0	1		1	10	(1)		10
Foreign currency translation	169	(282)		(113)	0	111		(2)
Unrealized gains/(losses) on securities	0	122		122	0	15		137
Actuarial gains/(losses)	19	7		26	0	93		119
Net prior service cost	(1)	1		0	0	(36)		(36)
Other comprehensive income/(loss), net of tax	187	(151)		36	10	182		228
Comprehensive income/(loss)	1,031	(138)		893	842	(473)		1,262
Comprehensive income/(loss) attributable to noncontrolling interests	229	102		331	0	(123)		208
Comprehensive income/(loss) attributable to shareholders	802	(240)		562	842	(350)		1,054
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,942	52,587		57,529	3	(948)		56,584
Interest-bearing deposits with banks	86	2,222		2,308	0	(745)		1,563
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,158	52,237		173,395	0	9		173,404
Securities received as collateral	22,502	(827)		21,675	0	0		21,675
Trading assets	86,589	159,423		246,012	0	(178)		245,834
Investment securities	0	2,072		2,072	0	1,474		3,546
Other investments	5,801	5,629		11,430	40,916	(40,718)		11,628
Net loans	21,967	207,776		229,743	4,175	12,268		246,186
Premises and equipment	1,026	4,234		5,260	0	199		5,459
Goodwill	601	7,075		7,676	0	878		8,554
Other intangible assets	86	151		237	0	0		237
Brokerage receivables	37,474	34,772		72,246	0	1		72,247
Other assets	19,835	52,798		72,633	242	111		72,986
Total assets	322,067	580,149		902,216	45,336	(27,649)		919,903
Liabilities and equity (CHF million)
Due to banks	247	29,307		29,554	2,451	(2,565)		29,440
Customer deposits	0	316,482		316,482	0	11,907		328,389
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	111,386	(12,313)		99,073	0	0		99,073
Obligation to return securities received as collateral	22,502	(827)		21,675	0	0		21,675
Trading liabilities	19,154	70,789		89,943	0	(26)		89,917
Short-term borrowings	29,994	(9,018)		20,976	0	0		20,976
Long-term debt	36,228	96,561		132,789	418	298		133,505
Brokerage payables	68,473	22,931		91,404	0	0		91,404
Other liabilities	11,811	44,052		55,863	65	189		56,117
Total liabilities	299,795	557,964		857,759	2,934	9,803		870,496
Total shareholders' equity	18,531	18,056		36,587	42,402	(36,587)		42,402
Noncontrolling interests	3,741	4,129		7,870	0	(865)		7,005
Total equity	22,272	22,185		44,457	42,402	(37,452)		49,407

Total liabilities and equity	322,067	580,149		902,216	45,336	(27,649)		919,903
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 4Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,388	56,988		61,376	19	368		61,763
Interest-bearing deposits with banks	86	3,633		3,719	0	(1,774)		1,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	58,470		183,446	0	9		183,455
Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading assets	87,958	168,644		256,602	0	(203)		256,399
Investment securities	0	1,939		1,939	0	1,559		3,498
Other investments	5,899	5,917		11,816	35,088	(34,882)		12,022
Net loans	22,945	204,553		227,498	4,459	10,266		242,223
Premises and equipment	1,062	4,354		5,416	0	202		5,618
Goodwill	581	6,929		7,510	0	879		8,389
Other intangible assets	77	166		243	0	0		243
Brokerage receivables	20,545	25,223		45,768	0	0		45,768
Other assets	15,469	57,313		72,782	173	(43)		72,912
Total assets	318,966	589,194		908,160	39,739	(23,619)		924,280
Liabilities and equity (CHF million)
Due to banks	164	30,410		30,574	3,753	(3,313)		31,014
Customer deposits	1	297,689		297,690	0	10,622		308,312
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	5,055		132,721	0	0		132,721
Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading liabilities	23,332	67,759		91,091	0	(275)		90,816
Short-term borrowings	20,102	(5,264)		14,838	0	3,803		18,641
Long-term debt	35,485	111,512		146,997	437	700		148,134
Brokerage payables	44,400	20,276		64,676	0	0		64,676
Other liabilities	12,008	45,359		57,367	51	219		57,637
Total liabilities	298,138	567,861		865,999	4,241	11,756		881,996
Total shareholders' equity	17,318	17,449		34,767	35,498	(34,767)		35,498
Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786
Total equity	20,828	21,333		42,161	35,498	(35,375)		42,284

Total liabilities and equity	318,966	589,194		908,160	39,739	(23,619)		924,280
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,908	12,669		14,577	169	[2]	(132)		14,614
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	3	1,556		1,559	0		(1,030)		529
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,978	6,029		14,007	0		0		14,007
Purchase of investment securities	0	(212)		(212)	0		0		(212)
Proceeds from sale of investment securities	0	36		36	0		0		36
Maturities of investment securities	0	39		39	0		53		92
Investments in subsidiaries and other investments	224	(863)		(639)	0		(262)		(901)
Proceeds from sale of other investments	910	438		1,348	32		237		1,617
(Increase)/decrease in loans	1,739	(3,513)		(1,774)	541		(2,365)		(3,598)
Proceeds from sales of loans	0	484		484	0		0		484
Capital expenditures for premises and equipment and other intangible assets	(119)	(317)		(436)	0		(4)		(440)
Proceeds from sale of premises and equipment and other intangible assets	0	8		8	0		0		8
Other, net	(61)	59		(2)	0		0		(2)
Net cash provided by/(used in) investing activities of continuing operations	10,674	3,744		14,418	573		(3,371)		11,620
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	76	14,745		14,821	(1,314)		2,086		15,593
Increase/(decrease) in short-term borrowings	9,118	(3,222)		5,896	0		0		5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,405)	(16,959)		(37,364)	0		0		(37,364)
Issuances of long-term debt	679	16,338		17,017	5		237		17,259
Repayments of long-term debt	(1,974)	(31,113)		(33,087)	(288)		(247)		(33,622)
Issuances of common shares	0	0		0	928		0		928
Sale of treasury shares	0	0		0	38		5,090		5,128
Repurchase of treasury shares	0	0		0	(192)		(5,287)		(5,479)
Dividends paid	0	(147)		(147)	(154)		(105)		(406)
Other, net	323	(1,417)		(1,094)	221		409		(464)
Net cash provided by/(used in) financing activities of continuing operations	(12,183)	(21,775)		(33,958)	(756)		2,183		(32,531)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	155	961		1,116	(2)		4		1,118
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	554	(4,401)		(3,847)	(16)		(1,316)		(5,179)

Cash and due from banks at beginning of period	4,388	56,988		61,376	19		368		61,763
Cash and due from banks at end of period	4,942	52,587		57,529	3		(948)		56,584
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 21 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(8,011)	(2,032)		(10,043)	190	[2]	(569)		(10,422)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(268)		(269)	0		87		(182)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	16,522		10,355	0		19		10,374
Purchase of investment securities	0	(25)		(25)	0		(183)		(208)
Proceeds from sale of investment securities	0	339		339	0		0		339
Maturities of investment securities	0	106		106	0		61		167
Investments in subsidiaries and other investments	(163)	(452)		(615)	(45)		(28)		(688)
Proceeds from sale of other investments	608	448		1,056	0		56		1,112
(Increase)/decrease in loans	2,084	(7,469)		(5,385)	719		(1,309)		(5,975)
Proceeds from sales of loans	0	522		522	0		0		522
Capital expenditures for premises and equipment and other intangible assets	(170)	(494)		(664)	0		(6)		(670)
Proceeds from sale of premises and equipment and other intangible assets	2	6		8	0		0		8
Other, net	214	1,817		2,031	28		(20)		2,039
Net cash provided by/(used in) investing activities of continuing operations	(3,593)	11,052		7,459	702		(1,323)		6,838
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	213	(3,220)		(3,007)	(586)		1,558		(2,035)
Increase/(decrease) in short-term borrowings	678	(8,492)		(7,814)	0		0		(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	(4,193)		11,587	0		0		11,587
Issuances of long-term debt	444	18,550		18,994	5		668		19,667
Repayments of long-term debt	(3,727)	(23,712)		(27,439)	(660)		(321)		(28,420)
Issuances of common shares	0	0		0	1,323		0		1,323
Sale of treasury shares	0	0		0	361		3,414		3,775
Repurchase of treasury shares	0	0		0	(472)		(3,390)		(3,862)
Dividends paid	0	(176)		(176)	(944)		(31)		(1,151)
Excess tax benefits related to share-based compensation	0	14		14	0		(14)		0
Other, net	(1,467)	615		(852)	77		(5)		(780)
Net cash provided by/(used in) financing activities of continuing operations	11,921	(20,614)		(8,693)	(896)		1,879		(7,710)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	31	(228)		(197)	57		(101)		(241)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	348	(11,822)		(11,474)	53		(114)		(11,535)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573
Cash and due from banks at end of period	4,046	95,704		99,750	66		(778)		99,038
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2013
Basis of presentation
Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Credit Suisse Group AG (the Group) are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2012 included in the Credit Suisse Annual Report 2012.

> Refer to “Note 1 – Summary of significant accounting policies” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for a description of the Group’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP, but not required for interim reporting purposes, has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The 1Q13 consolidated statements of operations and comprehensive income, the 1Q13 and 2Q12 consolidated balance sheets and the 2Q13, 1Q13 and 2Q12 consolidated statements of changes in equity have been added for convenience of the reader and are not a required presentation under US GAAP. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes

in	2Q13	1Q13	2Q12	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	3,424	3,285	3,398	6,709	6,873
Investment Banking	3,400	3,945	2,751	7,345	6,710
Corporate Center	80	(131)	78	(51)	(1,488)
Noncontrolling interests without SEI	122	71	34	193	203
Net revenues	7,026	7,170	6,261	14,196	12,298
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	917	881	977	1,798	1,928
Investment Banking	754	1,300	314	2,054	1,221
Corporate Center	(137)	(359)	(180)	(496)	(1,998)
Noncontrolling interests without SEI	105	69	20	174	178
Income/(loss) before taxes	1,639	1,891	1,131	3,530	1,329

Total assets

end of	2Q13	1Q13	4Q12	2Q12
Total assets (CHF million)
Private Banking & Wealth Management	279,340	284,588	275,683	277,922
Investment Banking	561,980	582,272	563,758	650,591
Corporate Center	74,316	75,339	80,733	110,350
Noncontrolling interests without SEI	4,267	4,419	4,106	4,592
Total assets	919,903	946,618	924,280	1,043,455
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior periods have been reclassified to conform to the current presentation.

Net interest income (Tables)	6 Months Ended
Jun. 30, 2013
Net interest income
in	2Q13	1Q13	2Q12	6M13	6M12
Net interest income (CHF million)
Loans	1,210	1,190	1,232	2,400	2,445
Investment securities	13	12	26	25	47
Trading assets	3,705	2,425	4,418	6,130	7,084
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	705	671	786	1,376	1,558
Other	586	526	582	1,112	1,205
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Deposits	(258)	(259)	(353)	(517)	(741)
Short-term borrowings	(17)	(80)	(16)	(97)	(36)
Trading liabilities	(1,855)	(1,243)	(3,278)	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(397)	(336)	(527)	(733)	(897)
Long-term debt	(985)	(1,044)	(1,177)	(2,029)	(2,464)
Other	(66)	(55)	(79)	(121)	(151)
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498

Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2013
Commissions and fees
in	2Q13	1Q13	2Q12	6M13	6M12
Commissions and fees (CHF million)
Lending business	489	441	364	930	671
Investment and portfolio management	1,068	975	1,019	2,043	1,988
Other securities business	26	27	24	53	45
Fiduciary business	1,094	1,002	1,043	2,096	2,033
Underwriting	479	419	311	898	722
Brokerage	1,121	1,048	896	2,169	1,885
Underwriting and brokerage	1,600	1,467	1,207	3,067	2,607
Other services	428	418	502	846	967
Commissions and fees	3,611	3,328	3,116	6,939	6,278

Trading revenues (Tables)	6 Months Ended
Jun. 30, 2013
Trading revenues
in	2Q13	1Q13	2Q12	6M13	6M12
Trading revenues (CHF million)
Interest rate products	(1,109)	1,697	636	588	304
Foreign exchange products	519	384	(554)	903	483
Equity/index-related products	571	(82)	757	489	942
Credit products	316	(360)	162	(44)	(828)
Commodity, emission and energy products	148	43	17	191	88
Other products	(88)	133	138	45	356
Trading revenues	357	1,815	1,156	2,172	1,345
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	6 Months Ended
Jun. 30, 2013
Other revenues
in	2Q13	1Q13	2Q12	6M13	6M12
Other revenues (CHF million)
Noncontrolling interests without SEI	152	64	50	216	194
Loans held-for-sale	2	(5)	(9)	(3)	(19)
Long-lived assets held-for-sale	(7)	(15)	(1)	(22)	(3)
Equity method investments	30	36	33	66	64
Other investments	82	57	130	139	362
Other	158	83	172	241	579
Other revenues	417	220	375	637	1,177

Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2013
Provision for credit losses
in	2Q13	1Q13	2Q12	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	49	20	24	69	51
Provision for lending-related and other exposures	2	2	1	4	8
Provision for credit losses	51	22	25	73	59

Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2013
Compensation and benefits
in	2Q13	1Q13	2Q12	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	2,504	2,611	2,571	5,115	5,885
Social security	229	222	247	451	466
Other [1]	240	191	187	431	365
Compensation and benefits [2]	2,973	3,024	3,005	5,997	6,716
1 Includes pension and other post-retirement expense of CHF 157 million, CHF 110 million, CHF 129 million, CHF 267 million and CHF 241 million in 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.
2
Includes severance and other compensation expense relating to headcount reductions of CHF 90 million, CHF 67 million, CHF 123 million, CHF 157 million and CHF 168 million as of 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.

General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2013
General and administrative expenses
in	2Q13	1Q13	2Q12	6M13	6M12
General and administrative expenses (CHF million)
Occupancy expenses	287	290	308	577	596
IT, machinery, etc.	377	385	372	762	715
Provisions and losses	273	170	13	443	82
Travel and entertainment	92	89	101	181	191
Professional services	466	454	473	920	908
Amortization and impairment of other intangible assets	7	6	7	13	21
Other	399	360	399	759	813
General and administrative expenses	1,901	1,754	1,673	3,655	3,326

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per share
in	2Q13	1Q13	2Q12	6M13	6M12
Basic net income attributable to shareholders (CHF million)
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Preferred securities dividends	(114)	–	(114)	(114)	(114)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Available for common shares	852	1,033	615	1,918	659
Available for unvested share-based payment awards	70	93	59	164	59
Available for mandatory convertible securities [1]	9	177	–	152	–
Diluted net income attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Income impact of assumed conversion on contracts that may be settled in shares or cash [2]	(17)	(5)	(13)	(22)	(14)
Net income attributable to shareholders for diluted earnings per share	914	1,298	661	2,212	704
Available for common shares	838	1,033	602	1,904	645
Available for unvested share-based payment awards	67	92	59	160	59
Available for mandatory convertible securities [1]	9	173	–	148	–
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,574.9	1,354.6	1,323.0	1,464.8	1,304.0
Dilutive contracts that may be settled in shares or cash [3]	23.1	24.9	26.4	23.5	16.7
Dilutive share options and warrants	1.9	2.0	6.4	1.9	5.5
Dilutive share awards	1.5	1.8	1.7	1.7	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares [4]	1,601.4	1,383.3	1,357.5	1,491.9	1,327.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	130.0	122.6	90.1	126.3	85.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities [1]	20.4	231.8	–	126.1	–
Earnings per share available for common shares (CHF)
Basic earnings per share available for common shares	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share available for common shares	0.52	0.75	0.44	1.28	0.49
Prior periods have been adjusted to reflect the increase in the number of shares outstanding that arose from the 2Q13 stock dividend, as required under US GAAP.
1 Reflects MACCS issued in July 2012 that were mandatorily convertible into shares on March 29, 2013, which shares were settled and delivered on April 8, 2013.
2 Reflects changes in the fair value of the PAF2 units which are reflected in the net profit of the Group until the awards are finally settled.
3 Reflects weighted-average shares outstanding on PAF2 units.
4
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 12.1 million, 13.7 million, 23.5 million, 12.9 million and 26.0 million for 2Q13, 1Q13, 2Q12, 6M13 and 6M12, respectively.

Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
end of	2Q13	1Q13	4Q12	2Q12
Trading assets (CHF million)
Debt securities	116,923	132,709	135,871	160,166
Equity securities [1]	78,281	85,087	74,895	68,829
Derivative instruments [2]	39,240	33,312	33,208	42,014
Other	11,390	13,093	12,425	13,049
Trading assets	245,834	264,201	256,399	284,058
Trading liabilities (CHF million)
Short positions	49,214	52,348	51,303	67,239
Derivative instruments [2]	40,703	39,142	39,513	48,543
Trading liabilities	89,917	91,490	90,816	115,782
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments

end of	2Q13	1Q13	4Q12	2Q12
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,514	35,137	36,662	39,816
Cash collateral received	28,102	31,626	33,373	37,637
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,212	12,030	10,904	13,221
Cash collateral received	13,047	13,399	12,224	12,978
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.

Investment securities (Tables)	6 Months Ended
Jun. 30, 2013
Investment securities
end of	2Q13	1Q13	4Q12	2Q12
Investment securities (CHF million)
Debt securities held-to-maturity	0	0	0	2
Securities available-for-sale	3,546	3,428	3,498	5,324
Total investment securities	3,546	3,428	3,498	5,326

Investment securities by type
Investment securities by type

	2Q13				4Q12
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	436	17	2	451	452	31	0	483
Debt securities issued by foreign governments	1,544	55	0	1,599	1,523	82	0	1,605
Corporate debt securities	774	18	0	792	823	22	0	845
Collateralized debt obligations	593	14	0	607	448	22	0	470
Debt securities available-for-sale	3,347	104	2	3,449	3,246	157	0	3,403
Banks, trust and insurance companies	75	16	0	91	73	14	0	87
Industry and all other	6	0	0	6	8	0	0	8
Equity securities available-for-sale	81	16	0	97	81	14	0	95
Securities available-for-sale	3,428	120	2	3,546	3,327	171	0	3,498

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2Q13 (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	110	2	0	0	110	2
Debt securities available-for-sale	110	2	0	0	110	2

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M13		6M12
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	27	9	9	330
Realized gains	0	0	1	154

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q13 (CHF million)
Due within 1 year	1,170	1,172	2.86
Due from 1 to 5 years	1,394	1,465	2.76
Due from 5 to 10 years	664	686	1.45
Due after 10 years	119	126	2.22
Total debt securities	3,347	3,449	2.52

Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2013
Loans
Loans

end of	2Q13	1Q13	4Q12	2Q12
Loans (CHF million)
Mortgages	93,602	92,703	91,872	90,618
Loans collateralized by securities	30,316	29,251	27,363	26,281
Consumer finance	7,368	7,461	6,901	7,176
Consumer	131,286	129,415	126,136	124,075
Real estate	26,971	26,561	26,725	26,116
Commercial and industrial loans	63,348	64,833	62,709	61,813
Financial institutions	22,316	24,544	24,905	25,256
Governments and public institutions	3,255	4,642	2,729	2,903
Corporate & institutional	115,890	120,580	117,068	116,088
Gross loans	247,176	249,995	243,204	240,163
of which held at amortized cost	227,606	227,343	223,204	219,648
of which held at fair value	19,570	22,652	20,000	20,515
Net (unearned income)/deferred expenses	(90)	(84)	(59)	(71)
Allowance for loan losses	(900)	(916)	(922)	(928)
Net loans	246,186	248,995	242,223	239,164
Gross loans by location (CHF million)
Switzerland	150,810	151,362	151,226	149,042
Foreign	96,366	98,633	91,978	91,121
Gross loans	247,176	249,995	243,204	240,163
Impaired loan portfolio (CHF million)
Non-performing loans	904	929	859	921
Non-interest-earning loans	305	324	313	298
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774

Allowance for loan losses
Allowance for loan losses by loan portfolio

	2Q13			1Q13			2Q12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	285	631	916	288	634	922	295	613	908
Net movements recognized in statements of operations	15	34	49	21	(1)	20	25	(1)	24
Gross write-offs	(27)	(72)	(99)	(33)	(21)	(54)	(22)	(22)	(44)
Recoveries	7	22	29	5	2	7	3	9	12
Net write-offs	(20)	(50)	(70)	(28)	(19)	(47)	(19)	(13)	(32)
Provisions for interest	0	6	6	2	5	7	2	2	4
Foreign currency translation impact and other adjustments, net	2	(3)	(1)	2	12	14	1	23	24
Balance at end of period	282	618	900	285	631	916	304	624	928
of which individually evaluated for impairment	229	447	676	232	457	689	239	443	682
of which collectively evaluated for impairment	53	171	224	53	174	227	65	181	246
Gross loans held at amortized cost (CHF million)
Balance at end of period	131,276	96,330	227,606	129,405	97,938	227,343	124,064	95,584	219,648
of which individually evaluated for impairment [1]	607	1,066	1,673	646	1,135	1,781	635	1,139	1,774
of which collectively evaluated for impairment	130,669	95,264	225,933	128,759	96,803	225,562	123,429	94,445	217,874

	6M13			6M12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	288	634	922	289	621	910
Net movements recognized in statements of operations	36	33	69	47	4	51
Gross write-offs	(60)	(93)	(153)	(48)	(39)	(87)
Recoveries	12	24	36	14	17	31
Net write-offs	(48)	(69)	(117)	(34)	(22)	(56)
Provisions for interest	2	11	13	5	7	12
Foreign currency translation impact and other adjustments, net	4	9	13	(3)	14	11
Balance at end of period	282	618	900	304	624	928
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales

	2Q13			1Q13			2Q12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	423	423	0	1,692	1,692	348	2,445	2,793
Reclassifications from loans held-for-sale [2]	0	62	62	0	44	44	0	85	85
Reclassifications to loans held-for-sale [3]	0	132	132	0	176	176	0	341	341
Sales [3]	0	70	70	0	117	117	0	264	264

	6M13			6M12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,115	2,115	348	3,361	3,709
Reclassifications from loans held-for-sale [2]	0	106	106	0	85	85
Reclassifications to loans held-for-sale [3]	0	308	308	0	816	816
Sales [3]	0	187	187	0	707	707
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
2Q13 (CHF million)
Mortgages	305	2,287	16,855	55,857	17,125	921	45	3	0	204	93,602
Loans collateralized by securities	237	443	2,697	24,718	2,079	39	7	0	0	96	30,316
Consumer finance	0	51	234	3,487	2,255	839	65	0	153	274	7,358
Consumer	542	2,781	19,786	84,062	21,459	1,799	117	3	153	574	131,276
Real estate	274	805	3,640	13,278	7,954	363	3	0	0	86	26,403
Commercial and industrial loans	209	704	1,924	21,403	23,235	3,626	323	0	28	807	52,259
Financial institutions	2,206	2,086	3,176	5,937	1,891	741	1	0	0	115	16,153
Governments and public institutions	91	295	214	464	126	88	237	0	0	0	1,515
Corporate & institutional	2,780	3,890	8,954	41,082	33,206	4,818	564	0	28	1,008	96,330
Gross loans held at amortized cost	3,322	6,671	28,740	125,144	54,665	6,617	681	3	181	1,582	227,606
Value of collateral [1]	2,865	4,953	26,053	114,761	46,507	3,613	181	3	24	808	199,768
4Q12 (CHF million)
Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872
Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363
Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889
Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124
Real estate	261	374	2,199	14,537	8,759	195	0	0	0	55	26,380
Commercial and industrial loans	238	325	1,580	22,040	23,070	3,467	209	1	47	763	51,740
Financial institutions	2,288	2,087	4,661	5,260	2,569	382	0	33	14	147	17,441
Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519
Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080
Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204
Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q13 (CHF million)
Mortgages	93,259	138	14	8	183	343	93,602
Loans collateralized by securities	30,057	119	41	3	96	259	30,316
Consumer finance	6,482	503	96	77	200	876	7,358
Consumer	129,798	760	151	88	479	1,478	131,276
Real estate	26,148	155	4	10	86	255	26,403
Commercial and industrial loans	51,157	524	61	137	380	1,102	52,259
Financial institutions	15,584	434	15	1	119	569	16,153
Governments and public institutions	1,512	3	0	0	0	3	1,515
Corporate & institutional	94,401	1,116	80	148	585	1,929	96,330
Gross loans held at amortized cost	224,199	1,876	231	236	1,064	3,407	227,606
4Q12 (CHF million)
Mortgages	91,527	156	17	11	161	345	91,872
Loans collateralized by securities	27,034	220	3	3	103	329	27,363
Consumer finance	6,116	420	90	52	211	773	6,889
Consumer	124,677	796	110	66	475	1,447	126,124
Real estate	26,221	107	2	2	48	159	26,380
Commercial and industrial loans	50,479	720	27	138	376	1,261	51,740
Financial institutions	17,208	53	2	34	144	233	17,441
Governments and public institutions	1,484	35	0	0	0	35	1,519
Corporate & institutional	95,392	915	31	174	568	1,688	97,080
Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204

Gross impaired loans by category
Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2Q13 (CHF million)
Mortgages	177	13	190	0	44	44	234
Loans collateralized by securities	21	76	97	0	1	1	98
Consumer finance	267	7	274	0	1	1	275
Consumer	465	96	561	0	46	46	607
Real estate	83	7	90	0	11	11	101
Commercial and industrial loans	259	166	425	20	386	406	831
Financial institutions	97	36	133	0	1	1	134
Corporate & institutional	439	209	648	20	398	418	1,066
Gross impaired loans	904	305	1,209	20	444	464	1,673
4Q12 (CHF million)
Mortgages	154	16	170	0	69	69	239
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	315	10	325	0	2	2	327
Consumer	487	100	587	0	74	74	661
Real estate	46	5	51	0	15	15	66
Commercial and industrial loans	268	170	438	30	373	403	841
Financial institutions	58	38	96	0	65	65	161
Corporate & institutional	372	213	585	30	453	483	1,068
Gross impaired loans	859	313	1,172	30	527	557	1,729

Gross impaired loan detail
Gross impaired loan detail

	2Q13			4Q12
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	221	211	27	206	197	32
Loans collateralized by securities	71	67	58	68	66	53
Consumer finance	257	237	144	302	280	154
Consumer	549	515	229	576	543	239
Real estate	101	93	21	63	55	22
Commercial and industrial loans	820	772	344	715	677	342
Financial institutions	132	130	82	157	155	93
Corporate & institutional	1,053	995	447	935	887	457
Gross impaired loans with a specific allowance	1,602	1,510	676	1,511	1,430	696
Mortgages	13	13	–	33	33	–
Loans collateralized by securities	27	27	–	27	28	–
Consumer finance	18	18	–	25	25	–
Consumer	58	58	–	85	86	–
Real estate	0	0	–	3	3	–
Commercial and industrial loans	11	13	–	126	128	–
Financial institutions	2	2	–	4	4	–
Corporate & institutional	13	15	–	133	135	–
Gross impaired loans without specific allowance	71	73	–	218	221	–
Gross impaired loans	1,673	1,583	676	1,729	1,651	696
of which consumer	607	573	229	661	629	239
of which corporate & institutional	1,066	1,010	447	1,068	1,022	457

Gross impaired loan detail (continued)

	2Q13			1Q13			2Q12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	210	1	1	192	0	0	218	1	1
Loans collateralized by securities	74	0	0	69	0	0	68	1	0
Consumer finance	258	0	0	280	0	0	273	0	0
Consumer	542	1	1	541	0	0	559	2	1
Real estate	74	0	0	62	0	0	53	0	0
Commercial and industrial loans	810	0	0	753	3	3	575	0	0
Financial institutions	135	0	0	155	0	0	223	1	1
Governments and public institutions	0	0	0	0	0	0	6	0	0
Corporate & institutional	1,019	0	0	970	3	3	857	1	1
Gross impaired loans with a specific allowance	1,561	1	1	1,511	3	3	1,416	3	2
Mortgages	26	0	0	38	0	0	47	0	0
Loans collateralized by securities	27	0	0	28	0	0	1	0	0
Consumer finance	18	0	0	37	0	0	37	0	0
Consumer	71	0	0	103	0	0	85	0	0
Real estate	11	0	0	3	0	0	19	0	0
Commercial and industrial loans	91	0	0	119	0	0	307	2	2
Financial institutions	3	0	0	3	0	0	11	0	0
Corporate & institutional	105	0	0	125	0	0	337	2	2
Gross impaired loans without specific allowance	176	0	0	228	0	0	422	2	2
Gross impaired loans	1,737	1	1	1,739	3	3	1,838	5	4
of which consumer	613	1	1	644	0	0	644	2	1
of which corporate & institutional	1,124	0	0	1,095	3	3	1,194	3	3

Gross impaired loan detail (continued)

	6M13			6M12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	201	1	1	219	1	1
Loans collateralized by securities	71	0	0	68	1	0
Consumer finance	269	0	0	285	2	2
Consumer	541	1	1	572	4	3
Real estate	68	0	0	54	0	0
Commercial and industrial loans	782	3	3	624	2	1
Financial institutions	145	0	0	215	1	1
Governments and public institutions	0	0	0	6	0	0
Corporate & institutional	995	3	3	899	3	2
Gross impaired loans with a specific allowance	1,536	4	4	1,471	7	5
Mortgages	32	0	0	51	0	0
Loans collateralized by securities	27	0	0	1	0	0
Consumer finance	28	0	0	36	0	0
Consumer	87	0	0	88	0	0
Real estate	7	0	0	18	0	0
Commercial and industrial loans	103	0	0	236	2	2
Financial institutions	3	0	0	11	0	0
Corporate & institutional	113	0	0	265	2	2
Gross impaired loans without specific allowance	200	0	0	353	2	2
Gross impaired loans	1,736	4	4	1,824	9	7
of which consumer	628	1	1	660	4	3
of which corporate & institutional	1,108	3	3	1,164	5	4

Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Other assets and other liabilities
end of	2Q13	1Q13	4Q12	2Q12
Other assets (CHF million)
Cash collateral on derivative instruments	10,212	12,030	10,904	13,221
Cash collateral on non-derivative transactions	1,905	1,672	1,995	2,920
Derivative instruments used for hedging	2,387	2,667	3,930	3,435
Assets held-for-sale	23,763	20,281	20,343	20,741
of which loans	23,284	19,772	19,894	20,115
of which real estate	478	508	442	619
Assets held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees receivable	5,733	5,350	5,861	6,029
Deferred tax assets	6,599	6,968	7,102	8,825
Prepaid expenses	809	862	538	706
Failed purchases	3,131	2,997	2,699	2,861
Other	6,415	6,354	6,126	4,365
Other assets	72,986	72,204	72,912	77,513
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,047	13,399	12,224	12,978
Cash collateral on non-derivative transactions	1,957	1,660	1,246	1,564
Derivative instruments used for hedging	763	931	1,182	1,682
Provisions [1]	1,251	1,511	1,362	1,078
of which off-balance sheet risk	65	63	60	66
Liabilities held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees payable	7,665	6,395	6,752	7,565
Current tax liabilities	853	886	863	817
Deferred tax liabilities	165	160	130	200
Failed sales	2,944	3,234	4,336	5,895
Other	15,440	15,671	16,128	16,070
Other liabilities	56,117	56,870	57,637	62,259
1 Includes provisions for bridge commitments.

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term debt
end of	2Q13	1Q13	4Q12	2Q12
Long-term debt (CHF million)
Senior	102,475	111,962	115,861	120,627
Subordinated	15,580	16,624	17,741	20,351
Non-recourse liabilities from consolidated VIEs	15,450	14,508	14,532	13,860
Long-term debt	133,505	143,094	148,134	154,838
of which reported at fair value	63,942	64,547	65,384	66,952

Schedule of Structured notes
Structured notes by product

end of	2Q13	1Q13	4Q12
Structured notes (CHF million)
Equity	21,946	22,652	23,761
Fixed income	6,072	6,593	6,559
Emerging markets [1]	2,126	1,979	3,304
Credit	2,643	2,340	1,893
Other	1,533	1,372	1,120
Total structured notes	34,320	34,936	36,637
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Accumu- lated other compre- hensive income
2Q13 (CHF million)
Balance at beginning of period	(27)	(11,967)	77	(3,731)	583	(15,065)
Increase/(decrease)	(22)	(159)	(14)	15	0	(180)
Increase/(decrease) due to equity method investments	5	0	0	0	0	5
Reclassification adjustments, included in net income	2	2	0	66	(31)	39
Total increase/(decrease)	(15)	(157)	(14)	81	(31)	(136)
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
1Q13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	5	754	(7)	6	0	758
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	(3)
Reclassification adjustments, included in net income	0	46	0	64	(27)	83
Total increase/(decrease)	2	800	(7)	70	(27)	838
Balance at end of period	(27)	(11,967)	77	(3,731)	583	(15,065)
2Q12 (CHF million)
Balance at beginning of period	(52)	(12,716)	283	(3,678)	340	(15,823)
Increase/(decrease)	1	930	15	4	0	950
Increase/(decrease) due to equity method investments	(5)	0	0	0	0	(5)
Reclassification adjustments, included in net income	0	0	(62)	42	(14)	(34)
Total increase/(decrease)	(4)	930	(47)	46	(14)	911
Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)
6M13 (CHF million)
Balance at beginning of period	(29)	(12,767)	84	(3,801)	610	(15,903)
Increase/(decrease)	(17)	595	(21)	21	0	578
Increase/(decrease) due to equity method investments	2	0	0	0	0	2
Reclassification adjustments, included in net income	2	48	0	130	(58)	122
Total increase/(decrease)	(13)	643	(21)	151	(58)	702
Balance at end of period	(42)	(12,124)	63	(3,650)	552	(15,201)
6M12 (CHF million)
Balance at beginning of period	(66)	(11,778)	99	(3,751)	362	(15,134)
Increase/(decrease)	0	(9)	271	35	0	297
Increase/(decrease) due to equity method investments	10	0	0	0	0	10
Reclassification adjustments, included in net income	0	1	(134)	84	(36)	(85)
Total increase/(decrease)	10	(8)	137	119	(36)	222
Balance at end of period	(56)	(11,786)	236	(3,632)	326	(14,912)

Details on significant reclassification adjustments
Details on significant reclassification adjustments

in	2Q13	1Q13		6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries	2	46	[1]	48
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	88	86		174
Tax expense/(benefit)	(22)	(22)		(44)
Net of tax	66	64		130
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(40)	(34)		(74)
Tax expense/(benefit)	9	7		16
Net of tax	(31)	(27)		(58)
1
Reflects a net impairment provision of CHF 46 million on the sale of JO Hambro which is expected to settle in 3Q13. Upon settlement, a further estimated CHF 34 million is expected to be reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total pension costs. Refer to "Note 23 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information

	2Q13		1Q13		2Q12		6M13		6M12
Common shares issued
Balance at beginning of period	1,339,652,645		1,320,829,922		1,224,513,920		1,320,829,922		1,224,333,062
Issuance of common shares	254,643,090		18,822,723		62,085,315		273,465,813		62,266,173
of which MACCS settlement	199,964,015		0		0		199,964,015		0
of which share-based compensation	17,126,788		18,822,723		37,889,728		35,949,511		38,070,586
Balance at end of period	1,594,295,735		1,339,652,645		1,286,599,235		1,594,295,735		1,286,599,235
Treasury shares
Balance at beginning of period	(27,495,313)		(27,036,831)		0		(27,036,831)		(4,010,074)
Sale of treasury shares	144,989,659		85,932,507		93,628,678		230,922,166		167,997,714
of which MACCS settlement	33,488,655		0		0		33,488,655		0
Repurchase of treasury shares	(121,624,269)		(90,504,926)		(101,754,767)		(212,129,195)		(172,239,045)
Share-based compensation	1,801,542		4,113,937		4,614,725		5,915,479		4,740,041
Balance at end of period	(2,328,381)		(27,495,313)		(3,511,364)		(2,328,381)		(3,511,364)
Common shares outstanding
Balance at end of period	1,591,967,354	[1]	1,312,157,332	[2]	1,283,087,871	[3]	1,591,967,354	[1]	1,283,087,871	[3]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.

3
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.

Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Offsetting of derivatives
Offsetting of derivatives

	2Q13		4Q12
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforcable master netting agreements (CHF billion)
OTC-cleared	285.7	285.0	365.3	365.5
OTC	254.2	244.9	337.6	327.9
Exchange-traded	0.3	0.1	0.3	0.2
Interest rate products	540.2	530.0	703.2	693.6
OTC	65.4	75.7	60.5	73.2
Exchange-traded	0.1	0.1	0.0	0.0
Foreign exchange products	65.5	75.8	60.5	73.2
OTC	16.5	17.3	12.7	15.2
Exchange-traded	16.0	16.9	13.7	14.1
Equity/index-related products	32.5	34.2	26.4	29.3
OTC-cleared	3.5	3.3	3.0	2.7
OTC	25.1	25.3	27.1	26.8
Credit derivatives	28.6	28.6	30.1	29.5
OTC	6.7	7.2	5.8	5.6
Exchange-traded	1.3	1.6	1.5	1.7
Other products	8.0	8.8	7.3	7.3
OTC-cleared	289.2	288.3	368.3	368.2
OTC	367.9	370.4	443.7	448.7
Exchange-traded	17.7	18.7	15.5	16.0
Total gross derivatives subject to enforceable master netting agreements	674.8	677.4	827.5	832.9
Offsetting (CHF billion)
OTC-cleared	(286.1)	(286.1)	(367.2)	(367.5)
OTC	(343.9)	(347.3)	(418.7)	(421.8)
Exchange-traded	(16.9)	(16.9)	(14.3)	(14.2)
Offsetting	(646.9)	(650.3)	(800.2)	(803.5)
of which counterparty netting	(618.8)	(618.8)	(766.8)	(766.8)
of which cash collateral netting	(28.1)	(31.5)	(33.4)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.1	2.2	1.1	0.7
OTC	24.0	23.1	25.0	26.9
Exchange-traded	0.8	1.8	1.2	1.8
Total net derivatives subject to enforceable master netting agreements	27.9	27.1	27.3	29.4
Total derivatives not subject to enforceable master netting agreements [1]	13.7	14.4	9.8	11.3
Total net derivatives presented in the consolidated balance sheets	41.6	41.5	37.1	40.7
of which recorded in trading assets and trading liabilities	39.2	40.7	33.2	39.5
of which recorded in other assets and other liabilities	2.4	0.8	3.9	1.2
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions

	2Q13				4Q12
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	130.0	(38.7)	91.3		141.4	(41.1)	100.3
Securities borrowing transactions	27.2	(2.2)	25.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	157.2	(40.9)	116.3		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	57.1	–	57.1		64.3	–	64.3
Total	214.3	(40.9)	173.4	[2]	226.6	(43.1)	183.5	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 99,972 million and CHF 113,664 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions

	2Q13				4Q12
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	100.5	(40.9)	59.6		99.7	(43.1)	56.6
Securities lending transactions	10.2	0.0	10.2		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	21.1	0.0	21.1		25.9	0.0	25.9
Total subject to enforceable master netting agreements	131.8	(40.9)	90.9		136.4	(43.1)	93.3
Total not subject to enforceable master netting agreements [1]	29.9	–	29.9		69.5	–	69.5
Total	161.7	(40.9)	120.8		205.9	(43.1)	162.8
of which securities sold under repurchase agreements and securities lending transactions	140.0	(40.9)	99.1	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	21.7	0.0	21.7		30.1	0.0	30.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,443 million and CHF 108,784 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets

	2Q13						4Q12
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	27.9	5.9		0.2		21.8	27.3	5.1		0.0		22.2
Securities purchased under resale agreements	91.3	91.2		0.1		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	25.0	23.2		0.0		1.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	144.2	120.3		0.3		23.6	146.5	122.8		0.0		23.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	27.1	7.4		0.6		19.1	29.4	7.9		0.0		21.5
Securities sold under repurchase agreements	59.6	59.4		0.2		0.0	56.6	56.4		0.2		0.0
Securities lending transactions	10.2	9.7		0.0		0.5	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	21.1	19.9		0.0		1.2	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	118.0	96.4		0.8		20.8	122.7	98.7		0.2		23.8
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Tax (Tables)	6 Months Ended
Jun. 30, 2013
Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate

in	2Q13
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	361
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	96
Other non-deductible expenses	86
Changes in deferred tax valuation allowance	(99)
Lower taxed income	(30)
Income taxable to noncontrolling interests	(43)
Other	104
Income tax expense	475

Effective tax rate	Effective tax rate
in	2Q13	1Q13	2Q12	6M13	6M12
Effective tax rate (%)
Effective tax rate	29.0	27.0	27.5	27.9	22.2

Net deferred tax assets
Net deferred tax assets

end of	2Q13	1Q13
Net deferred tax assets (CHF million)
Deferred tax assets	6,599	6,968
of which net operating losses	1,857	1,915
of which deductible temporary differences	4,742	5,053
Deferred tax liabilities	(165)	(160)
Net deferred tax assets	6,434	6,808

Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense

in	2Q13	1Q13	2Q12	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	203	254	211	457	417
Performance share awards	126	204	96	330	199
Plus Bond awards [1]	6	10	0	16	0
2011 Partner Asset Facility awards [2]	(23)	(7)	(19)	(30)	515
Adjustable Performance Plan share awards	16	5	0	21	0
Adjustable Performance Plan cash awards [3]	2	(3)	98	(1)	206
Restricted Cash Awards	37	54	45	91	86
Scaled Incentive Share Units	17	7	32	24	62
Incentive Share Units [3]	0	(2)	15	(2)	34
2008 Partner Asset Facility awards [2]	11	42	12	53	61
Other cash awards	120	117	71	237	161
Total deferred compensation expense	515	681	561	1,196	1,741
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes clawbacks.

Additional information
Estimated unrecognized deferred compensation expense

end of	2Q13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,183
Performance share awards	494
Plus Bond awards	28
Adjustable Performance Plan share awards	26
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	160
Total	2,163

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

Share-based award activities
Share-based award activity

	2Q13					6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards	SISU awards	ISU awards	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activities
Balance at beginning of period	80.8	44.8	21.2	5.8	2.3	55.8	23.3	30.8		9.6	3.6
Granted	0.3	0.0	0.0	0.0	0.0	39.2	26.6	1.2	[1]	0.0	0.0
Settled	(4.9)	(2.8)	(6.5)	(1.1)	(0.5)	(18.1)	(7.6)	(17.2)		(4.8)	(1.7)
Forfeited	(0.7)	(0.3)	(0.1)	0.0	(0.1)	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	75.5	41.7	14.6	4.7	1.7	75.5	41.7	14.6		4.7	1.7
of which vested	4.1	1.4	0.7	1.1	0.1	4.1	1.4	0.7		1.1	0.1
of which unvested	71.4	40.3	13.9	3.6	1.6	71.4	40.3	13.9		3.6	1.6
1 Represents additional units earned in 1Q13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2013
Components of total pension costs
Components of total pension costs

in	2Q13	1Q13	2Q12	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	94	94	95	188	190
Interest costs on benefit obligation	108	109	128	217	256
Expected return on plan assets	(184)	(184)	(196)	(368)	(390)
Amortization of recognized prior service cost/(credit)	(23)	(23)	(13)	(46)	(27)
Amortization of recognized actuarial losses	87	86	58	173	115
Net periodic pension costs	82	82	72	164	144
Settlement losses/(gains)	1	0	0	1	0
Curtailment losses/(gains)	(17)	(11)	(4)	(28)	(19)
Special termination benefits	4	8	0	12	6
Total pension costs	70	79	68	149	131

Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2013
Fair value of derivative instruments
Fair value of derivative instruments

	Trading			Hedging			[1]
end of 2Q13	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,366.8	8.6	8.5	0.0	0.0	0.0
Swaps	31,995.1	479.0	472.3	69.8	2.6	0.8
Options bought and sold (OTC)	3,961.1	51.1	51.3	0.0	0.0	0.0
Futures	1,357.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	639.5	0.4	0.3	0.0	0.0	0.0
Interest rate products	48,320.2	539.1	532.4	69.8	2.6	0.8
Forwards	2,385.9	25.5	23.8	23.5	0.1	0.3
Swaps	1,377.3	31.1	42.6	0.0	0.0	0.0
Options bought and sold (OTC)	1,131.8	13.7	15.0	0.0	0.0	0.0
Futures	60.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.3	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,960.4	70.4	81.5	23.5	0.1	0.3
Forwards	5.1	0.7	0.0	0.0	0.0	0.0
Swaps	221.5	5.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	255.9	12.8	11.8	0.0	0.0	0.0
Futures	52.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	471.0	18.6	19.2	0.0	0.0	0.0
Equity/index-related products	1,005.5	37.8	38.0	0.0	0.0	0.0
Credit derivatives [2]	1,696.6	29.3	29.2	0.0	0.0	0.0
Forwards	28.0	2.1	3.0	0.0	0.0	0.0
Swaps	51.1	3.8	2.9	0.0	0.0	0.0
Options bought and sold (OTC)	45.0	1.9	2.0	0.0	0.0	0.0
Futures	35.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	58.1	1.4	1.7	0.0	0.0	0.0
Other products [3]	217.3	9.2	9.6	0.0	0.0	0.0
Total derivative instruments	56,200.0	685.8	690.7	93.3	2.7	1.1
The notional amount, PRV and NRV (trading and hedging) was CHF 56,293.3 billion, CHF 688.5 billion and CHF 691.8 billion, respectively, as of June 30, 2013.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading				Hedging			[1]
end of 4Q12	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,055.9		2.6	2.5	0.0	0.0	0.0
Swaps	29,155.2		635.6	630.1	62.8	3.9	1.5
Options bought and sold (OTC)	3,739.9		62.4	62.6	0.0	0.0	0.0
Futures	1,145.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	952.0		0.3	0.2	0.0	0.0	0.0
Interest rate products	43,048.4		700.9	695.4	62.8	3.9	1.5
Forwards	2,133.4		21.6	21.3	19.6	0.2	0.1
Swaps	1,336.3		32.2	46.6	0.0	0.0	0.0
Options bought and sold (OTC)	985.3		9.7	10.7	0.0	0.0	0.0
Futures	83.8	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.6		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	4,542.4		63.5	78.6	19.6	0.2	0.1
Forwards	5.5		0.6	0.0	0.0	0.0	0.0
Swaps	211.0		4.6	5.8	0.0	0.0	0.0
Options bought and sold (OTC)	214.9		11.4	11.1	0.0	0.0	0.0
Futures	74.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	338.2		13.7	14.1	0.0	0.0	0.0
Equity/index-related products	844.0		30.3	31.0	0.0	0.0	0.0
Credit derivatives [3]	1,694.4		30.6	29.8	0.0	0.0	0.0
Forwards	31.3		1.1	1.4	0.0	0.0	0.0
Swaps	55.3		3.6	3.1	0.0	0.0	0.0
Options bought and sold (OTC)	54.2		1.6	1.6	0.0	0.0	0.0
Futures	35.6	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	50.4		1.6	1.7	0.0	0.0	0.0
Other products [4]	226.8		7.9	7.8	0.0	0.0	0.0
Total derivative instruments	50,356.0		833.2	842.6	82.4	4.1	1.6
The notional amount, PRV and NRV (trading and hedging) was CHF 50,438.4 billion, CHF 837.3 billion and CHF 844.2 billion, respectively, as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period has been corrected to reclassify the notional amounts from other products to foreign exchange products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	249	88	385	337	436
Foreign exchange products	(6)	(2)	(12)	(8)	(13)
Total	243	86	373	329	423
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(253)	(86)	(398)	(339)	(462)
Foreign exchange products	6	2	10	8	12
Total	(247)	(84)	(388)	(331)	(450)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	(4)	2	(15)	(2)	(27)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(25)	5	1	(20)	0
Foreign exchange products	5	(3)	(5)	2	10
Total	(20)	2	(4)	(18)	10
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products [1]	(1)	1	0	0	0
Foreign exchange products [2]	(1)	(1)	0	(2)	0
Total	(2)	0	0	(2)	0
1 Included in trading revenues.
2 Included in other revenues.

Net investment hedges
Net investment hedges

in	2Q13	1Q13	2Q12	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	260	(551)	(467)	(291)	(201)
Total	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	0	0	0	77
Total	0	0	0	0	77
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased

	2Q13						4Q12
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(382.5)	358.9		(23.6)	45.1	1.6	(394.6)		373.9		(20.7)	56.0		2.5
Non-investment grade	(132.7)	128.1		(4.6)	12.3	0.2	(135.4)		129.3		(6.1)	11.3		(0.4)
Total single-name instruments	(515.2)	487.0		(28.2)	57.4	1.8	(530.0)	[3]	503.2	[3]	(26.8)	67.3	[3]	2.1	[3]
of which sovereigns	(117.1)	113.6		(3.5)	9.1	(1.7)	(119.4)		117.1		(2.3)	10.3		(0.7)
of which non-sovereigns	(398.1)	373.4		(24.7)	48.3	3.5	(410.6)		386.1		(24.5)	57.0		2.8
Multi-name instruments (CHF billion)
Investment grade [2]	(223.9)	217.2		(6.7)	32.5	0.0	(222.2)		207.1		(15.1)	20.6		(0.7)
Non-investment grade	(67.3)	70.3	[4]	3.0	10.8	(1.2)	(62.8)		56.1	[4]	(6.7)	9.8		(1.6)
Total multi-name instruments	(291.2)	287.5		(3.7)	43.3	(1.2)	(285.0)	[3]	263.2	[3]	(21.8)	30.4	[3]	(2.3)	[3]
of which sovereigns	(12.6)	12.5		(0.1)	0.2	0.0	(13.5)		13.1		(0.4)	0.4		(0.1)
of which non-sovereigns	(278.6)	275.0		(3.6)	43.1	(1.2)	(271.5)		250.1		(21.4)	30.0		(2.2)
Total instruments (CHF billion)
Investment grade [2]	(606.4)	576.1		(30.3)	77.6	1.6	(616.8)		581.0		(35.8)	76.6		1.8
Non-investment grade	(200.0)	198.4		(1.6)	23.1	(1.0)	(198.2)		185.4		(12.8)	21.1		(2.0)
Total instruments	(806.4)	774.5		(31.9)	100.7	0.6	(815.0)		766.4		(48.6)	97.7		(0.2)
of which sovereigns	(129.7)	126.1		(3.6)	9.3	(1.7)	(132.9)		130.2		(2.7)	10.7		(0.8)
of which non-sovereigns	(676.7)	648.4		(28.3)	91.4	2.3	(682.1)		636.2		(45.9)	87.0		0.6
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk

	2Q13				4Q12
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties		Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.4	1.4	0.2	13.0	15.3		1.4	0.6	17.3
Collateral posted	10.2	1.4	–	11.6	13.4		1.4	–	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7	0.2		0.5	0.0	0.7
Additional collateral required in a two-notch downgrade event	2.8	1.3	0.0	4.1	2.7	[1]	1.5	0.5	4.7
1 Additional collateral required in a two-notch downgrade event has been corrected.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives

end of	2Q13	4Q12
Credit derivatives (CHF billion)
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments [1]	15.0	15.3
Total credit derivatives	1,696.6	1,694.4
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2Q13 (CHF billion)
Single-name instruments	118.3	328.8	68.1	515.2
Multi-name instruments	18.5	187.1	85.6	291.2
Total instruments	136.8	515.9	153.7	806.4
4Q12 (CHF billion)
Single-name instruments	125.0	326.0	79.0	530.0
Multi-name instruments	42.7	171.0	71.3	285.0
Total instruments	167.7	497.0	150.3	815.0

Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2013
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q13 (CHF million)
Credit guarantees and similar instruments	10,409	2,371	12,780	12,552		9	1,932
Performance guarantees and similar instruments	4,783	4,308	9,091	8,188		83	3,012
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,862	1,222	5,084	5,070		3	2,628
Total guarantees	49,425	25,743	75,168	74,023		1,227	20,150
4Q12 (CHF million)
Credit guarantees and similar instruments [4]	10,104	2,483	12,587	12,200		53	1,920
Performance guarantees and similar instruments	5,160	4,371	9,531	8,793		139	3,336
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,297	1,122	5,419	5,397		3	2,812
Total guarantees	52,969	22,194	75,163	74,016		1,180	20,279
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total residential mortgage loans sold	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 27.4 billion as of the end of 2Q13. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q13 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	2Q13					1Q13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	482	1,398	1,947		67	464	1,395	1,926
New claims	24	93	149	266		12	22	340	374
Claims settled through repurchases	(1)	0	(2)	(3)	[1]	(3)	0	0	(3)	[1]
Other settlements	(5)	(155)	(4)	(164)	[2]	(3)	0	(3)	(6)	[2]
Total claims settled	(6)	(155)	(6)	(167)		(6)	0	(3)	(9)
Claims rescinded	(4)	0	0	(4)		(6)	(4)	0	(10)
Transfers to/from arbitration and litigation, net [3]	0	0	(347)	(347)		0	0	(334)	(334)
Balance at end of period	81	420	1,194	1,695		67	482	1,398	1,947

	2Q12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	50	437	762	1,249
New claims	25	14	242	281
Claims settled through repurchases	(2)	0	(3)	(5)	[1]
Other settlements	(2)	(1)	(6)	(9)	[2]
Total claims settled	(4)	(1)	(9)	(14)
Claims rescinded	0	(2)	0	(2)
Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)
Balance at end of period	71	448	851	1,370
1 Settled at a repurchase price of USD 3 million, USD 3 million and USD 6 million in 2Q13, 1Q13 and 2Q12, respectively.
2 Settled at USD 20 million, USD 5 million and USD 7 million in 2Q13, 1Q13 and 2Q12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to/from arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchase price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	2Q13	1Q13		2Q12		6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	59	55		49		55	59
Increase/(decrease) in provisions, net	62	12		20		74	16
Realized losses [2]	(23)	(8)	[3]	(13)	[3]	(31)	(19)	[3]
Balance at end of period [4]	98	59		56		98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments

	2Q13							4Q12
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,660	29	5,689		5,574		3,160	6,217	41	6,258		6,061		3,219
Loan commitments	170,538	74,593	245,131	[2]	239,693		163,905	169,462	67,648	237,110	[2]	231,639		153,460
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,807	1,531	5,338		5,338		167	949	1,612	2,561		2,561		131
Total other commitments	223,197	76,153	299,350		293,797		210,424	222,184	69,301	291,485		285,817		202,366
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 140,510 million and CHF 139,709 million of unused credit limits as of the end of 2Q13 and 4Q12, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2013
Securitizations
Securitizations

in	6M13	6M12
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Net gain/(loss) [1]	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or its underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financings
Net gain [1]	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or its underlying collateral [2]	(65)	(161)
Cash received on interests that continue to be held	329	582
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	2Q13	4Q12
CHF million
CMBS
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financings
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	2Q13							4Q12
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			158				1,963			761				2,219
of which level 2			141				1,922			654				2,090
of which level 3			17				41			107				129
Weighted-average life, in years			8.9				7.0			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.3	–	31.0			–	[2]	0.1	–	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	–	8.2		0.0	–	45.9	0.8	–	10.7		0.1	–	25.7
Expected credit losses (rate per annum), in %	0.0	–	7.5		0.0	–	45.8	0.5	–	9.0		0.0	–	25.1
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	2Q13											4Q12
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			537				1,658			452				274				1,929			692
of which non-investment grade			96				127			428				90				342			686
Weighted-average life, in years			6.2				7.8			4.6				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		2.1	–	33.8			–				–		0.1	–	27.6			–
Impact on fair value from 10% adverse change			–				(19.4)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(37.3)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	36.2		1.4	–	33.4	0.8	–	19.6		1.1	–	50.2		0.2	–	42.8	0.7	–	51.7
Impact on fair value from 10% adverse change			(9.5)				(41.5)			(0.6)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(18.6)				(80.6)			(1.2)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	1.0	–	34.2		2.5	–	16.9	0.3	–	19.3		0.9	–	49.5		0.9	–	42.8	0.3	–	51.4
Impact on fair value from 10% adverse change			(4.5)				(23.8)			(0.5)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(8.8)				(46.5)			(1.0)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	2Q13	4Q12
CHF million
CMBS
Other assets	406	467
Liability to SPE, included in Other liabilities	(406)	(467)
Other asset-backed financings
Trading assets	617	1,171
Other assets	7	913
Liability to SPE, included in Other liabilities	(624)	(2,084)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary

			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Cash and due from banks	1,353	2	4	154	53	26	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,336	0	0	0	0	1,336
Trading assets	1,004	57	35	1,935	616	203	3,850
Investment securities	0	175	0	0	0	0	175
Other investments	0	0	0	0	1,607	589	2,196
Net loans	0	2,671	825	0	538	532	4,566
Premises and equipment	0	0	0	0	494	67	561
Other assets	8,541	1,495	3,027	4	510	1,833	15,410
of which loans held-for-sale	8,499	0	2,823	0	67	0	11,389
Total assets of consolidated VIEs	10,898	5,736	3,891	2,093	3,818	3,250	29,686
Customer deposits	0	0	0	0	0	167	167
Trading liabilities	14	0	0	0	7	85	106
Short-term borrowings	0	4,440	0	10	0	0	4,450
Long-term debt	10,884	14	3,733	282	97	440	15,450
Other liabilities	25	7	78	10	154	866	1,140
Total liabilities of consolidated VIEs	10,923	4,461	3,811	302	258	1,558	21,313
4Q12 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	509	72	581
Other assets	7,369	1,637	3,111	4	572	1,843	14,536
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,807	3,938	30,046
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	3,803	9,582
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	168	905	1,228
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	210	5,484	25,714

Non-consolidated VIEs
Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
2Q13 (CHF million)
Trading assets	95	5,326	1,095	763	634	7,913
Net loans	1	421	2,484	3,424	1,174	7,504
Other assets	0	0	25	0	4	29
Total variable interest assets	96	5,747	3,604	4,187	1,812	15,446
Maximum exposure to loss	105	17,807	3,811	6,699	1,914	30,336
Non-consolidated VIE assets	7,007	109,492	60,215	25,662	15,608	217,984
4Q12 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,148	3,572	1,668	7,507
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,340	4,440	2,272	13,498
Maximum exposure to loss	108	14,123	3,575	4,906	3,039	25,751
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	15,491	199,216

Financial instruments (Tables)	6 Months Ended
Jun. 30, 2013
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 2Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	386	0	0		386
Interest-bearing deposits with banks	0	396	0	0		396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	99,972	0	0		99,972
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Securities received as collateral	20,930	745	0	0		21,675
Debt	46,148	66,264	4,511	0		116,923
of which foreign governments	45,429	6,863	30	0		52,322
of which corporates	47	25,266	2,057	0		27,370
of which RMBS	0	29,510	906	0		30,416
of which CMBS	0	2,237	306	0		2,543
of which CDO	0	2,317	865	0		3,182
Equity	71,520	6,338	423	0		78,281
Derivatives	15,978	663,276	6,579	(646,593)		39,240
of which interest rate products	7,229	530,479	1,560	–		–
of which foreign exchange products	49	69,797	505	–		–
of which equity/index-related products	8,249	27,452	2,076	–		–
of which credit derivatives	0	27,652	1,627	–		–
Other	4,735	3,655	3,000	0		11,390
Trading assets	138,381	739,533	14,513	(646,593)		245,834
Debt	2,025	1,107	317	0		3,449
of which foreign governments	1,575	2	22	0		1,599
of which corporates	0	672	120	0		792
of which CDO	0	432	175	0		607
Equity	2	93	2	0		97
Investment securities	2,027	1,200	319	0		3,546
Private equity	0	0	3,980	0		3,980
of which equity funds	0	0	2,617	0		2,617
Hedge funds	0	348	133	0		481
of which debt funds	0	218	40	0		258
Other equity investments	247	83	2,099	0		2,429
of which private	0	48	2,099	0		2,147
Life finance instruments	0	0	1,713	0		1,713
Other investments	247	431	7,925	0		8,603
Loans	0	12,421	7,149	0		19,570
of which commercial and industrial loans	0	6,189	4,899	0		11,088
of which financial institutions	0	4,865	1,298	0		6,163
Other intangible assets (mortgage servicing rights)	0	0	39	0		39
Other assets	4,962	26,876	6,631	(301)		38,168
of which loans held-for-sale	0	16,891	5,842	0		22,733
Total assets at fair value	166,547	881,960	36,576	(646,894)		438,189
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(133)	(3,584)	0		(3,938)
Less assets consolidated under ASU 2009-17 [2]	0	(9,190)	(3,372)	0		(12,562)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	166,326	872,637	29,620	(646,894)		421,689
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,903	0	0		1,903
Customer deposits	0	3,538	62	0		3,600
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	79,443	0	0		79,443
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Obligations to return securities received as collateral	20,930	745	0	0		21,675
Debt	24,011	9,277	10	0		33,298
of which foreign governments	23,723	2,573	0	0		26,296
of which corporates	74	5,745	10	0		5,829
Equity	15,498	389	21	0		15,908
Derivatives	15,150	670,205	5,338	(649,982)		40,711
of which interest rate products	6,895	524,316	1,095	–		–
of which foreign exchange products	75	80,097	1,312	–		–
of which equity/index-related products	7,528	29,276	1,244	–		–
of which credit derivatives	0	27,823	1,361	–		–
Trading liabilities	54,659	679,871	5,369	(649,982)		89,917
Short-term borrowings	0	5,427	193	0		5,620
Long-term debt	17	52,965	10,960	0		63,942
of which treasury debt over two years	0	10,538	0	0		10,538
of which structured notes over two years	0	19,652	6,306	0		25,958
of which non-recourse liabilities	17	11,377	3,088	0		14,482
Other liabilities	0	21,387	2,677	(324)		23,740
of which failed sales	0	1,342	936	0		2,278
Total liabilities at fair value	75,606	845,279	19,261	(650,306)		289,840
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,391	5,888	0		135,871
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,932	3,192	0		29,125
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,664	7,746	485	0		74,895
Derivatives	3,428	823,016	6,650	(799,886)		33,208
of which interest rate products	703	698,297	1,859	–		–
of which foreign exchange products	1	62,717	754	–		–
of which equity/index-related products	2,538	25,820	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,203	2,736	2,486	0		12,425
Trading assets	132,887	907,889	15,509	(799,886)		256,399
Debt	2,066	1,168	169	0		3,403
of which foreign governments	1,583	1	21	0		1,605
of which corporates	0	720	125	0		845
of which CDO	0	447	23	0		470
Equity	4	90	1	0		95
Investment securities	2,070	1,258	170	0		3,498
Private equity	0	0	3,958	0		3,958
of which equity funds	0	0	2,633	0		2,633
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,243	0		2,583
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,184	0		8,994
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,912	5,164	(240)		37,275
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,413	0	0		3,413
Customer deposits	0	4,618	25	0		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligations to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,014	196	0		32,992
of which foreign governments	25,623	1,476	0	0		27,099
of which corporates	0	5,030	196	0		5,226
Equity	17,912	389	6	0		18,307
Derivatives	3,173	834,228	5,154	(803,038)		39,517
of which interest rate products	628	693,430	1,357	–		–
of which foreign exchange products	1	76,963	1,648	–		–
of which equity/index-related products	2,305	27,684	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	46,867	841,631	5,356	(803,038)		90,816
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	55,068	10,098	0		65,384
of which treasury debt over two years	0	10,565	0	0		10,565
of which structured notes over two years	0	22,543	6,189	0		28,732
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,399	2,848	(376)		26,871
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	6M13		6M12
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	471	85	47	96
Equity	422	171	99	202
Derivatives	4,093	1	4,374	16
Trading assets	4,986	257	4,520	314
Liabilities (CHF million)
Debt	6	17	26	32
Equity	250	17	43	20
Derivatives	3,536	9	5,116	66
Trading liabilities	3,792	43	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,888	465	(979)	3,291	(4,604)	0	0	130		150	0		0	170	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,509	1,736	(2,273)	6,157	(6,973)	721	(1,069)	233		5	0		0	467	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,366	0	(40)	745	(1,329)	0	0	0		(2)	0		276	196	6,212
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,184	0	(40)	845	(1,515)	0	0	0		(82)	0		276	257	7,925
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale [2]	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,689	3,380	(5,513)	10,209	(11,046)	5,014	(2,763)	248		(25)	0		270	1,113	36,576
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,848	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,677
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,451	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,261
Net assets/(liabilities) at fair value	17,238	551	(3,325)	10,094	(10,611)	1,450	1,293	128		(134)	(26)		135	522	17,315
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 90 million primarily related to subprime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186
Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Debt	10,028	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	25	7,935
of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125
of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253
of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364
of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654
Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429
Derivatives	9,587	912	(1,128)	0	0	701	(1,656)	73		55	0		0	42	8,586
of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195
of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247
of which credit derivatives	2,171	455	(328)	0	0	145	(385)	0		22	0		0	11	2,091
Other	2,196	110	(115)	1,239	(1,128)	0	0	(2)		10	0		0	17	2,327
Trading assets	22,278	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	82	19,277
Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92
Equity	7,076	4	(48)	420	(629)	0	0	0		1	0		381	31	7,236
Life finance instruments	1,969	0	0	70	(154)	0	0	0		25	0		0	12	1,922
Other investments	9,045	4	(48)	490	(783)	0	0	0		26	0		381	43	9,158
Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400
of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978
of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093
Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63
Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635
of which loans held-for-sale	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052
Total assets at fair value	47,203	3,982	(4,692)	7,107	(10,130)	2,581	(4,123)	174		180	0		372	157	42,811
Liabilities (CHF million)
Obligation to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131
of which interest rate derivatives	1,588	79	(377)	0	0	63	(66)	23		13	0		0	11	1,334
of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205
of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889
of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256
Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78
Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677
of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167
of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821
Other liabilities	3,891	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,558
of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671
Total liabilities at fair value	24,378	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,444
Net assets/(liabilities) at fair value	22,825	1,650	(1,757)	6,798	(9,191)	548	463	30		(307)	0		257	51	21,367
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M13				6M12
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(6)	109	103	[1]	(277)	257	(20)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	103	(976)		113	318	431
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 2Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Debt	4,511
of which corporates	2,057
of which	136	Option model	Correlation, in %		(83)	93	15
			Buyback probability, in %	[2]	50	100	61
of which	872	Market comparable	Price, in %		0	136	90
of which	797	Discounted cash flow	Credit spread, in bp		54	650	406
of which RMBS	906	Discounted cash flow	Discount rate, in %		1	38	10
			Prepayment rate, in %		0	26	7
			Default rate, in %		0	25	7
			Loss severity, in %		0	100	39
of which CMBS	306	Discounted cash flow	Capitalization rate, in %		4	12	9
			Discount rate, in %		0	34	15
			Prepayment rate, in %		0	10	7
			Default rate, in %		0	15	4
			Loss severity, in %		0	50	14
of which CDO	865
of which	175	Vendor price	Price, in %		0	138	102
of which	442	Discounted cash flow	Discount rate, in %		3	19	6
			Prepayment rate, in %		0	20	16
			Default rate, in %		1	3	2
			Loss severity, in %		25	50	33
of which	86	Market comparable	Price, in %		84	97	87
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2Q13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	423
of which	191	Market comparable		EBITDA multiple		3		12		8
of which	41	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	6,579
of which interest rate products	1,560	Option model		Correlation, in %		17		100		72
				Prepayment rate, in %		2		45		28
				Volatility, in %		2		31		7
				Volatility skew, in %		(9)		4		(2)
				Credit spread, in bp		21		500		92
of which equity/index-related products	2,076	Option model		Correlation, in %		(83)		93		15
				Volatility, in %		4		148		30
of which credit derivatives	1,627	Discounted cash flow		Credit spread, in bp		1		2,688		140
				Recovery rate, in %		0		77		25
				Discount rate, in %		0		38		10
				Default rate, in %		0		25		11
				Loss severity, in %		0		100		58
				Correlation, in %		41		97		60
				Prepayment rate, in %		0		25		5
Other	3,000
of which	2,313	Market comparable		Price, in %		0		123		38
of which	553	Discounted cash flow		Market implied life expectancy, in years		4		20		10
Trading assets	14,513
Investment securities	319	–		–		–		–		–
Private equity	3,980	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	133	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	2,099
of which private	2,099
of which	650	Discounted cash flow		Credit spread, in bp		963		1,315		1,123
				Contingent probability, in %		50		50		50
of which	963	Market comparable		EBITDA multiple		2		12		8
Life finance instruments	1,713	Discounted cash flow		Market implied life expectancy, in years		1		22		9
Other investments	7,925
Loans	7,149
of which commercial and industrial loans	4,899
of which	4,459	Discounted cash flow		Credit spread, in bp		37		2,527		507
of which	282	Market comparable		Price, in %		0		100		48
of which financial institutions	1,298	Discounted cash flow		Credit spread, in bp		99		920		461
Other intangible assets (mortgage servicing rights)	39	–		–		–		–
Other assets	6,631
of which loans held-for-sale	5,842
of which	2,546	Vendor price		Price, in %		1		150		103
of which	796	Discounted cash flow		Credit spread, in bp		110		1,710		522
of which	1,786	Market comparable		Price, in %		0		116		73
Total level 3 assets at fair value	36,576
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,888
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comparable	Price, in %		80	93
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Equity	485
of which	237	Market comparable		EBITDA multiple		3		12
of which	26	Discounted cash flow		Capitalization rate, in %		7		7
Derivatives	6,650
of which interest rate products	1,859	Option model		Correlation, in %		17		100
				Prepayment rate, in %		2		45
				Volatility, in %		(5)		31
				Credit spread, in bp		34		157
of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97
				Volatility, in %		2		157
of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843
				Recovery rate, in %		0		75
				Discount rate, in %		2		35
				Default rate, in %		0		25
				Loss severity, in %		0		100
				Correlation, in %		30		97
				Prepayment rate, in %		0		40
Other	2,486
of which	1,891	Market comparable		Price, in %		0		103
of which	564	Discounted cash flow		Life expectancy, in years		4		20
Trading assets	15,509
Investment securities	170	–		–		–		–
Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,243
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,184
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total level 3 assets at fair value	35,689
1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	62	–	–		–	–	–
Trading liabilities	5,369
of which interest rate derivatives	1,095	Option model	Basis spread, in bp		(21)	211	106
			Correlation, in %		(30)	99	62
			Mean reversion, in %	[2]	3	10	7
			Prepayment rate, in %		5	45	31
of which foreign exchange derivatives	1,312	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		20	32	26
of which equity/index-related derivatives	1,244	Option model	Correlation, in %		(83)	93	15
			Skew, in %		59	129	94
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which credit derivatives	1,361	Discounted cash flow	Credit spread, in bp		1	2,688	151
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Recovery rate, in %		20	77	42
			Loss severity, in %		0	100	58
			Correlation, in %		42	98	46
			Prepayment rate, in %		0	25	3
Short-term borrowings	193	–	–		–	–	–
Long-term debt	10,960
of which structured notes over two years	6,306	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which non-recourse liabilities	3,088
of which	2,763	Vendor price	Price, in %		0	150	103
of which	262	Market comparable	Price, in %		0	87	7
Other liabilities	2,677
of which failed sales	936
of which	651	Market comparable	Price, in %		0	99	74
of which	263	Discounted cash flow	Credit spread, in bp		175	1,710	965
			Recovery rate, in %		10	10	10
Total level 3 liabilities at fair value	19,261
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 4Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,848
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total level 3 liabilities at fair value	18,451
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	2Q13							4Q12
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	126		18		144	0		127		38		165	0
Equity funds	29		3,275	[1]	3,304	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(89)		(89)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	155		3,204		3,359	0		179		3,737		3,916	0
Debt funds	40		218		258	22		69		364		433	157
Equity funds	3		32		35	0		3		43		46	0
Others	3		185		188	33		3		153		156	46
Hedge funds	46		435	[3]	481	55		75		560	[4]	635	203
Debt funds	111		0		111	3		97		0		97	17
Equity funds	2,617		0		2,617	594		2,633		0		2,633	724
Real estate funds	406		0		406	134		382		0		382	131
Others	846		0		846	195		846		0		846	198
Private equities	3,980		0		3,980	926		3,958		0		3,958	1,070
Equity method investments	372		0		372	0		385		0		385	0
Total funds held in other investments	4,398		435		4,833	981		4,418		560		4,978	1,273
Total fair value	4,553	[5]	3,639	[6]	8,192	981	[7]	4,597	[5]	4,297	[6]	8,894	1,273	[7]
1
52 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 18 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 18 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
54 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 23 % is redeemable on demand with a notice period primarily of less than 30 days and 17 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 2,169 million and CHF 1,958 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.
6 Includes CHF 112 million and CHF 107 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.
7 Includes CHF 503 million and CHF 418 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	2Q13	4Q12
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.4	0.5
of which level 3	0.4	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q13			4Q12
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	715	3,090	(2,375)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	391	5	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	99,602	370	113,664	113,196	468
Loans	19,570	20,470	(900)	20,000	20,278	(278)
Other assets [1]	25,863	31,188	(5,325)	22,060	29,787	(7,727)
Due to banks and customer deposits	(780)	(774)	(6)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(79,373)	(70)	(108,784)	(108,701)	(83)
Short-term borrowings	(5,620)	(5,562)	(58)	(4,513)	(4,339)	(174)
Long-term debt	(63,942)	(65,054)	1,112	(65,384)	(66,998)	1,614
Other liabilities	(2,278)	(3,741)	1,463	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	6M13		6M12
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(12)	[2]
of which related to credit risk	0		(13)
Interest-bearing deposits with banks	4	[1]	0
of which related to credit risk	(2)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	532	[1]	628	[1]
Other trading assets	0		10	[2]
Other investments	(34)	[2]	26	[2]
of which related to credit risk	0		10
Loans	224	[1]	1	[2]
of which related to credit risk	(107)		259
Other assets	1,128	[1]	1,223	[1]
of which related to credit risk	300		268
Due to banks and customer deposits	13	[2]	4	[2]
of which related to credit risk	(1)		16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40	[2]	30	[2]
Short-term borrowings	6	[2]	(131)	[2]
Long-term debt	800	[2]	(3,005)	[2]
of which related to credit risk [3]	10		(1,298)
Other liabilities	239	[2]	265	[2]
of which related to credit risk	51		294
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (20) million and CHF 38 million in 6M13, respectively, and CHF (785) million and CHF (500) million in 6M12, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q13 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432	0	72,911	521	73,432
Loans	222,575	0	221,822	4,454	226,276
Other financial assets [1]	152,471	58,890	92,207	1,806	152,903
Financial liabilities
Due to banks and deposits	352,326	207,672	144,555	10	352,237
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	0	19,630	0	19,630
Short-term borrowings	15,357	0	15,363	0	15,363
Long-term debt	69,563	0	65,972	4,364	70,336
Other financial liabilities [2]	117,769	0	116,533	1,151	117,684
4Q12 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791
Loans	218,281	0	221,030	4,482	225,512
Other financial assets [1]	132,147	63,900	66,798	1,772	132,470
Financial liabilities
Due to banks and deposits	331,270	200,838	130,313	9	331,160
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	14,128	0	14,131	0	14,131
Long-term debt	82,750	0	79,846	4,546	84,392
Other financial liabilities [2]	89,361	0	88,121	1,171	89,292
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2013
Assets pledged and collateral	Assets pledged
end of	2Q13	4Q12
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	146,389	151,419
of which encumbered	86,390	90,745

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q13	4Q12
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	387,061	402,793
of which sold or repledged	293,292	292,514

Subsidiary guarantee information (Tables)	6 Months Ended
Jun. 30, 2013
Subsidiary guarantee information
Condensed consolidating statements of operations and condensed consolidating statements of comprehensive income
Condensed consolidating statements of operations

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,690	4,392		6,082	13		124		6,219
Interest expense	(1,053)	(2,507)		(3,560)	(11)		(7)		(3,578)
Net interest income	637	1,885		2,522	2		117		2,641
Commissions and fees	1,076	2,488		3,564	1		46		3,611
Trading revenues	(466)	822		356	0		1		357
Other revenues	280	139		419	1,039	[2]	(1,041)		417
Net revenues	1,527	5,334		6,861	1,042		(877)		7,026
Provision for credit losses	2	33		35	0		16		51
Compensation and benefits	896	1,989		2,885	18		70		2,973
General and administrative expenses	508	1,416		1,924	(34)		11		1,901
Commission expenses	58	401		459	0		3		462
Total other operating expenses	566	1,817		2,383	(34)		14		2,363
Total operating expenses	1,462	3,806		5,268	(16)		84		5,336
Income/(loss) before taxes	63	1,495		1,558	1,058		(977)		1,639
Income tax expense/(benefit)	(28)	483		455	13		7		475
Net income/(loss)	91	1,012		1,103	1,045		(984)		1,164
Net income/(loss) attributable to noncontrolling interests	98	222		320	0		(201)		119
Net income/(loss) attributable to shareholders	(7)	790		783	1,045		(783)		1,045
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	91	1,012		1,103	1,045	(984)		1,164
Gains/(losses) on cash flow hedges	0	(21)		(21)	6	0		(15)
Foreign currency translation	(15)	(151)		(166)	0	0		(166)
Unrealized gains/(losses) on securities	0	(6)		(6)	0	(8)		(14)
Actuarial gains/(losses)	10	4		14	0	67		81
Net prior service credit/(cost)	0	0		0	0	(31)		(31)
Other comprehensive income/(loss), net of tax	(5)	(174)		(179)	6	28		(145)
Comprehensive income/(loss)	86	838		924	1,051	(956)		1,019
Comprehensive income/(loss) attributable to noncontrolling interests	94	201		295	0	(185)		110
Comprehensive income/(loss) attributable to shareholders	(8)	637		629	1,051	(771)		909
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996	4,909		6,905	21		118		7,044
Interest expense	(1,175)	(4,232)		(5,407)	(19)		(4)		(5,430)
Net interest income	821	677		1,498	2		114		1,614
Commissions and fees	913	2,144		3,057	3		56		3,116
Trading revenues	(497)	1,578		1,081	0		75		1,156
Other revenues	129	232		361	789	[2]	(775)		375
Net revenues	1,366	4,631		5,997	794		(530)		6,261
Provision for credit losses	0	10		10	0		15		25
Compensation and benefits	814	2,171		2,985	23		(3)		3,005
General and administrative expenses	383	1,295		1,678	(24)		19		1,673
Commission expenses	58	365		423	1		3		427
Total other operating expenses	441	1,660		2,101	(23)		22		2,100
Total operating expenses	1,255	3,831		5,086	0		19		5,105
Income/(loss) before taxes	111	790		901	794		(564)		1,131
Income tax expense	33	221		254	6		51		311
Net income/(loss)	78	569		647	788		(615)		820
Net income/(loss) attributable to noncontrolling interests	13	70		83	0		(51)		32
Net income/(loss) attributable to shareholders	65	499		564	788		(564)		788
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 2Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	78	569		647	788	(615)		820
Gains/(losses) on cash flow hedges	0	2		2	(5)	(1)		(4)
Foreign currency translation	999	108		1,107	0	8		1,115
Unrealized gains/(losses) on securities	0	(52)		(52)	0	5		(47)
Actuarial gains/(losses)	10	4		14	0	32		46
Net prior service credit/(cost)	0	0		0	0	(14)		(14)
Other comprehensive income/(loss), net of tax	1,009	62		1,071	(5)	30		1,096
Comprehensive income/(loss)	1,087	631		1,718	783	(585)		1,916
Comprehensive income/(loss) attributable to noncontrolling interests	208	262		470	0	(253)		217
Comprehensive income/(loss) attributable to shareholders	879	369		1,248	783	(332)		1,699
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,402	7,370		10,772	27		244		11,043
Interest expense	(2,027)	(4,467)		(6,494)	(23)		(78)		(6,595)
Net interest income	1,375	2,903		4,278	4		166		4,448
Commissions and fees	2,030	4,810		6,840	3		96		6,939
Trading revenues	(459)	2,623		2,164	0		8		2,172
Other revenues	497	163		660	2,314	[2]	(2,337)		637
Net revenues	3,443	10,499		13,942	2,321		(2,067)		14,196
Provision for credit losses	2	35		37	0		36		73
Compensation and benefits	1,821	4,102		5,923	32		42		5,997
General and administrative expenses	1,015	2,679		3,694	(74)		35		3,655
Commission expenses	121	814		935	0		6		941
Total other operating expenses	1,136	3,493		4,629	(74)		41		4,596
Total operating expenses	2,957	7,595		10,552	(42)		83		10,593
Income/(loss) before taxes	484	2,869		3,353	2,363		(2,186)		3,530
Income tax expense	71	868		939	15		31		985
Net income/(loss)	413	2,001		2,414	2,348		(2,217)		2,545
Net income/(loss) attributable to noncontrolling interests	167	368		535	0		(338)		197
Net income/(loss) attributable to shareholders	246	1,633		1,879	2,348		(1,879)		2,348
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	413	2,001		2,414	2,348	(2,217)		2,545
Gains/(losses) on cash flow hedges	0	(17)		(17)	4	0		(13)
Foreign currency translation	724	44		768	0	(7)		761
Unrealized gains/(losses) on securities	0	(10)		(10)	0	(11)		(21)
Actuarial gains/(losses)	20	8		28	0	123		151
Net prior service cost	0	0		0	0	(58)		(58)
Other comprehensive income/(loss), net of tax	744	25		769	4	47		820
Comprehensive income/(loss)	1,157	2,026		3,183	2,352	(2,170)		3,365
Comprehensive income/(loss) attributable to noncontrolling interests	286	479		765	0	(450)		315
Comprehensive income/(loss) attributable to shareholders	871	1,547		2,418	2,352	(1,720)		3,050
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,837	8,224		12,061	52		226		12,339
Interest expense	(2,209)	(6,576)		(8,785)	(50)		(6)		(8,841)
Net interest income	1,628	1,648		3,276	2		220		3,498
Commissions and fees	1,873	4,285		6,158	5		115		6,278
Trading revenues	243	1,198		1,441	0		(96)		1,345
Other revenues	415	747		1,162	817	[2]	(802)		1,177
Net revenues	4,159	7,878		12,037	824		(563)		12,298
Provision for credit losses	(4)	36		32	0		27		59
Compensation and benefits	1,973	4,718		6,691	35		(10)		6,716
General and administrative expenses	800	2,520		3,320	(53)		59		3,326
Commission expenses	114	746		860	1		7		868
Total other operating expenses	914	3,266		4,180	(52)		66		4,194
Total operating expenses	2,887	7,984		10,871	(17)		56		10,910
Income/(loss) before taxes	1,276	(142)		1,134	841		(646)		1,329
Income tax expense/(benefit)	432	(155)		277	9		9		295
Net income/(loss)	844	13		857	832		(655)		1,034
Net income/(loss) attributable to noncontrolling interests	199	89		288	0		(86)		202
Net income/(loss) attributable to shareholders	645	(76)		569	832		(569)		832
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	844	13		857	832	(655)		1,034
Gains/(losses) on cash flow hedges	0	1		1	10	(1)		10
Foreign currency translation	169	(282)		(113)	0	111		(2)
Unrealized gains/(losses) on securities	0	122		122	0	15		137
Actuarial gains/(losses)	19	7		26	0	93		119
Net prior service cost	(1)	1		0	0	(36)		(36)
Other comprehensive income/(loss), net of tax	187	(151)		36	10	182		228
Comprehensive income/(loss)	1,031	(138)		893	842	(473)		1,262
Comprehensive income/(loss) attributable to noncontrolling interests	229	102		331	0	(123)		208
Comprehensive income/(loss) attributable to shareholders	802	(240)		562	842	(350)		1,054
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets

end of 2Q13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,942	52,587		57,529	3	(948)		56,584
Interest-bearing deposits with banks	86	2,222		2,308	0	(745)		1,563
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,158	52,237		173,395	0	9		173,404
Securities received as collateral	22,502	(827)		21,675	0	0		21,675
Trading assets	86,589	159,423		246,012	0	(178)		245,834
Investment securities	0	2,072		2,072	0	1,474		3,546
Other investments	5,801	5,629		11,430	40,916	(40,718)		11,628
Net loans	21,967	207,776		229,743	4,175	12,268		246,186
Premises and equipment	1,026	4,234		5,260	0	199		5,459
Goodwill	601	7,075		7,676	0	878		8,554
Other intangible assets	86	151		237	0	0		237
Brokerage receivables	37,474	34,772		72,246	0	1		72,247
Other assets	19,835	52,798		72,633	242	111		72,986
Total assets	322,067	580,149		902,216	45,336	(27,649)		919,903
Liabilities and equity (CHF million)
Due to banks	247	29,307		29,554	2,451	(2,565)		29,440
Customer deposits	0	316,482		316,482	0	11,907		328,389
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	111,386	(12,313)		99,073	0	0		99,073
Obligation to return securities received as collateral	22,502	(827)		21,675	0	0		21,675
Trading liabilities	19,154	70,789		89,943	0	(26)		89,917
Short-term borrowings	29,994	(9,018)		20,976	0	0		20,976
Long-term debt	36,228	96,561		132,789	418	298		133,505
Brokerage payables	68,473	22,931		91,404	0	0		91,404
Other liabilities	11,811	44,052		55,863	65	189		56,117
Total liabilities	299,795	557,964		857,759	2,934	9,803		870,496
Total shareholders' equity	18,531	18,056		36,587	42,402	(36,587)		42,402
Noncontrolling interests	3,741	4,129		7,870	0	(865)		7,005
Total equity	22,272	22,185		44,457	42,402	(37,452)		49,407

Total liabilities and equity	322,067	580,149		902,216	45,336	(27,649)		919,903
1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets

end of 4Q12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,388	56,988		61,376	19	368		61,763
Interest-bearing deposits with banks	86	3,633		3,719	0	(1,774)		1,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	58,470		183,446	0	9		183,455
Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading assets	87,958	168,644		256,602	0	(203)		256,399
Investment securities	0	1,939		1,939	0	1,559		3,498
Other investments	5,899	5,917		11,816	35,088	(34,882)		12,022
Net loans	22,945	204,553		227,498	4,459	10,266		242,223
Premises and equipment	1,062	4,354		5,416	0	202		5,618
Goodwill	581	6,929		7,510	0	879		8,389
Other intangible assets	77	166		243	0	0		243
Brokerage receivables	20,545	25,223		45,768	0	0		45,768
Other assets	15,469	57,313		72,782	173	(43)		72,912
Total assets	318,966	589,194		908,160	39,739	(23,619)		924,280
Liabilities and equity (CHF million)
Due to banks	164	30,410		30,574	3,753	(3,313)		31,014
Customer deposits	1	297,689		297,690	0	10,622		308,312
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	5,055		132,721	0	0		132,721
Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045
Trading liabilities	23,332	67,759		91,091	0	(275)		90,816
Short-term borrowings	20,102	(5,264)		14,838	0	3,803		18,641
Long-term debt	35,485	111,512		146,997	437	700		148,134
Brokerage payables	44,400	20,276		64,676	0	0		64,676
Other liabilities	12,008	45,359		57,367	51	219		57,637
Total liabilities	298,138	567,861		865,999	4,241	11,756		881,996
Total shareholders' equity	17,318	17,449		34,767	35,498	(34,767)		35,498
Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786
Total equity	20,828	21,333		42,161	35,498	(35,375)		42,284

Total liabilities and equity	318,966	589,194		908,160	39,739	(23,619)		924,280
1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows

in 6M13	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,908	12,669		14,577	169	[2]	(132)		14,614
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	3	1,556		1,559	0		(1,030)		529
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,978	6,029		14,007	0		0		14,007
Purchase of investment securities	0	(212)		(212)	0		0		(212)
Proceeds from sale of investment securities	0	36		36	0		0		36
Maturities of investment securities	0	39		39	0		53		92
Investments in subsidiaries and other investments	224	(863)		(639)	0		(262)		(901)
Proceeds from sale of other investments	910	438		1,348	32		237		1,617
(Increase)/decrease in loans	1,739	(3,513)		(1,774)	541		(2,365)		(3,598)
Proceeds from sales of loans	0	484		484	0		0		484
Capital expenditures for premises and equipment and other intangible assets	(119)	(317)		(436)	0		(4)		(440)
Proceeds from sale of premises and equipment and other intangible assets	0	8		8	0		0		8
Other, net	(61)	59		(2)	0		0		(2)
Net cash provided by/(used in) investing activities of continuing operations	10,674	3,744		14,418	573		(3,371)		11,620
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	76	14,745		14,821	(1,314)		2,086		15,593
Increase/(decrease) in short-term borrowings	9,118	(3,222)		5,896	0		0		5,896
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,405)	(16,959)		(37,364)	0		0		(37,364)
Issuances of long-term debt	679	16,338		17,017	5		237		17,259
Repayments of long-term debt	(1,974)	(31,113)		(33,087)	(288)		(247)		(33,622)
Issuances of common shares	0	0		0	928		0		928
Sale of treasury shares	0	0		0	38		5,090		5,128
Repurchase of treasury shares	0	0		0	(192)		(5,287)		(5,479)
Dividends paid	0	(147)		(147)	(154)		(105)		(406)
Other, net	323	(1,417)		(1,094)	221		409		(464)
Net cash provided by/(used in) financing activities of continuing operations	(12,183)	(21,775)		(33,958)	(756)		2,183		(32,531)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	155	961		1,116	(2)		4		1,118
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	554	(4,401)		(3,847)	(16)		(1,316)		(5,179)

Cash and due from banks at beginning of period	4,388	56,988		61,376	19		368		61,763
Cash and due from banks at end of period	4,942	52,587		57,529	3		(948)		56,584
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 21 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows

in 6M12	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(8,011)	(2,032)		(10,043)	190	[2]	(569)		(10,422)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(268)		(269)	0		87		(182)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	16,522		10,355	0		19		10,374
Purchase of investment securities	0	(25)		(25)	0		(183)		(208)
Proceeds from sale of investment securities	0	339		339	0		0		339
Maturities of investment securities	0	106		106	0		61		167
Investments in subsidiaries and other investments	(163)	(452)		(615)	(45)		(28)		(688)
Proceeds from sale of other investments	608	448		1,056	0		56		1,112
(Increase)/decrease in loans	2,084	(7,469)		(5,385)	719		(1,309)		(5,975)
Proceeds from sales of loans	0	522		522	0		0		522
Capital expenditures for premises and equipment and other intangible assets	(170)	(494)		(664)	0		(6)		(670)
Proceeds from sale of premises and equipment and other intangible assets	2	6		8	0		0		8
Other, net	214	1,817		2,031	28		(20)		2,039
Net cash provided by/(used in) investing activities of continuing operations	(3,593)	11,052		7,459	702		(1,323)		6,838
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	213	(3,220)		(3,007)	(586)		1,558		(2,035)
Increase/(decrease) in short-term borrowings	678	(8,492)		(7,814)	0		0		(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	(4,193)		11,587	0		0		11,587
Issuances of long-term debt	444	18,550		18,994	5		668		19,667
Repayments of long-term debt	(3,727)	(23,712)		(27,439)	(660)		(321)		(28,420)
Issuances of common shares	0	0		0	1,323		0		1,323
Sale of treasury shares	0	0		0	361		3,414		3,775
Repurchase of treasury shares	0	0		0	(472)		(3,390)		(3,862)
Dividends paid	0	(176)		(176)	(944)		(31)		(1,151)
Excess tax benefits related to share-based compensation	0	14		14	0		(14)		0
Other, net	(1,467)	615		(852)	77		(5)		(780)
Net cash provided by/(used in) financing activities of continuing operations	11,921	(20,614)		(8,693)	(896)		1,879		(7,710)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	31	(228)		(197)	57		(101)		(241)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	348	(11,822)		(11,474)	53		(114)		(11,535)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573
Cash and due from banks at end of period	4,046	95,704		99,750	66		(778)		99,038
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Business developments (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 ETF business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	82	57	130	139	362	140

Business developments (Details 4) (CHF) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Apr. 30, 2013 Subordinated mandatory and contingent convertible securities (MACCS)	Apr. 08, 2013 Subordinated mandatory and contingent convertible securities (MACCS)
Capital Developments
Value of investor securities issued to raise capital							3,800
Stock Issued During Period, Shares, Conversion of Convertible Securities						233,452,670
Issuance of common shares, MACCS settlement	199,964,015	0	0	199,964,015	0
Sale of treasury shares, MACCS settlement	33,488,655	0	0	33,488,655	0

Segment information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information
Net revenues	7,026	7,170	6,261	14,196	12,298
Number of segments	2
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	3,424	3,285	3,398	6,709	6,873
Income from continuing operations before taxes	917	881	977	1,798	1,928
Investment Banking
Segment Reporting Information
Net revenues	3,400	3,945	2,751	7,345	6,710
Income from continuing operations before taxes	754	1,300	314	2,054	1,221
Corporate Center
Segment Reporting Information
Net revenues	80	(131)	78	(51)	(1,488)
Income from continuing operations before taxes	(137)	(359)	(180)	(496)	(1,998)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	122	71	34	193	203
Income from continuing operations before taxes	105	69	20	174	178

Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Segment Reporting Information
Total assets	919,903	946,618	924,280	1,043,455
Private Banking & Wealth Management
Segment Reporting Information
Total assets	279,340	284,588	275,683	277,922
Investment Banking
Segment Reporting Information
Total assets	561,980	582,272	563,758	650,591
Corporate Center
Segment Reporting Information
Total assets	74,316	75,339	80,733	110,350
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,267	4,419	4,106	4,592

Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net interest income
Loans	1,210	1,190	1,232	2,400	2,445
Investment securities	13	12	26	25	47
Trading assets	3,705	2,425	4,418	6,130	7,084
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	705	671	786	1,376	1,558
Other	586	526	582	1,112	1,205
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Deposits	(258)	(259)	(353)	(517)	(741)
Short-term borrowings	(17)	(80)	(16)	(97)	(36)
Trading liabilities	(1,855)	(1,243)	(3,278)	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(397)	(336)	(527)	(733)	(897)
Long-term debt	(985)	(1,044)	(1,177)	(2,029)	(2,464)
Other	(66)	(55)	(79)	(121)	(151)
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Commissions and fees
Lending business	489	441	364	930	671
Investment and portfolio management	1,068	975	1,019	2,043	1,988
Other securities business	26	27	24	53	45
Fiduciary business	1,094	1,002	1,043	2,096	2,033
Underwriting	479	419	311	898	722
Brokerage	1,121	1,048	896	2,169	1,885
Underwriting and brokerage	1,600	1,467	1,207	3,067	2,607
Other services	428	418	502	846	967
Commissions and fees	3,611	3,328	3,116	6,939	6,278

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Trading revenues
Trading revenues	357	1,815	1,156	2,172	1,345
Interest rate products
Trading revenues
Trading revenues	(1,109)	1,697	636	588	304
Foreign exchange products
Trading revenues
Trading revenues	519	384	(554)	903	483
Equity/index-related products
Trading revenues
Trading revenues	571	(82)	757	489	942
Credit products
Trading revenues
Trading revenues	316	(360)	162	(44)	(828)
Commodity, emission and energy products
Trading revenues
Trading revenues	148	43	17	191	88
Other products
Trading revenues
Trading revenues	(88)	133	138	45	356

Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Other Revenues
Noncontrolling interests without SEI	152	64	50	216	194
Loans held-for-sale	2	(5)	(9)	(3)	(19)
Long-lived assets held-for-sale	(7)	(15)	(1)	(22)	(3)
Equity method investments	30	36	33	66	64
Other investments	82	57	130	139	362
Other	158	83	172	241	579
Other revenues	417	220	375	637	1,177

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Provision for credit losses
Provision for loan losses	49	20	24	69	51
Provision for lending-related and other exposures	2	2	1	4	8
Provision for credit losses	51	22	25	73	59

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Compensation and benefits
Salaries and variable compensation	2,504	2,611	2,571	5,115	5,885
Social security	229	222	247	451	466
Other	240	191	187	431	365
Compensation and benefits	2,973	3,024	3,005	5,997	6,716
Pension and other post-retirement expense	157	110	129	267	241
Severance and other compensation expense related to headcount reductions	90	67	123	157	168

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
General and Administrative Expenses (CHF million)
Occupancy expenses	287	290	308	577	596
IT, machinery, etc.	377	385	372	762	715
Provisions and losses	273	170	13	443	82
Travel and entertainment	92	89	101	181	191
Professional services	466	454	473	920	908
Amortization and impairment of other intangible assets	7	6	7	13	21
Other	399	360	399	759	813
General and administrative expenses	1,901	1,754	1,673	3,655	3,326

Earnings per share (Details) (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Preferred securities dividends	(114)		(114)	(114)	(114)
Net income attributable to shareholders for basic earnings per share	931	1,303	674	2,234	718
Available for common shares	852	1,033	615	1,918	659
Available for unvested share-based payment awards	70	93	59	164	59
Available for mandatory convertible securities	9	177		152
Income impact of assumed conversion on contracts that may be settled in shares or cash	(17)	(5)	(13)	(22)	(14)
Net income/(loss) attributable to shareholders for diluted earnings per share	914	1,298	661	2,212	704
Available for common shares	838	1,033	602	1,904	645
Available for unvested share-based payment awards	67	92	59	160	59
Available for mandatory convertible securities	9	173		148
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	1,574.9	1,354.6	1,323	1,464.8	1,304
Dilutive contracts that may be settled in shares or cash (in shares)	23.1	24.9	26.4	23.5	16.7
Dilutive share options and warrants (in shares)	1.9	2	6.4	1.9	5.5
Dilutive share awards (in shares)	1.5	1.8	1.7	1.7	1.7
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	1,601.4	1,383.3	1,357.5	1,491.9	1,327.9
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards (in shares)	130	122.6	90.1	126.3	85.6
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	20.4	231.8		126.1
Basic earnings per share available for common shares (CHF)
Basic earnings per share (in CHF per share)	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share available for common shares (CHF)
Diluted earnings per share (in CHF per share)	0.52	0.75	0.44	1.28	0.49
Weighted-average potential dilutive common shares	12.1	13.7	23.5	12.9	26

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Schedule of Trading Assets and Liabilities
Trading assets	245,834	264,201	256,399	284,058
Trading liabilities	89,917	91,490	90,816	115,782
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	116,923	132,709	135,871	160,166
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	78,281	85,087	74,895	68,829
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	39,240	33,312	33,208	42,014
Trading liabilities	40,703	39,142	39,513	48,543
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,390	13,093	12,425	13,049
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	49,214	52,348	51,303	67,239

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Cash collateral - netted
Cash collateral paid	31,514	35,137	36,662	39,816
Cash collateral received	28,102	31,626	33,373	37,637
Cash collateral - not netted
Cash collateral paid	10,212	12,030	10,904	13,221
Cash collateral received	13,047	13,399	12,224	12,978

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Investment securities disclosures
Debt securities held-to-maturity	0	0	0	2
Securities available-for-sale	3,546	3,428	3,498	5,324
Total investment securities	3,546	3,428	3,498	5,326

Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Held-to-maturity securities
Amortized cost	0	0	0	2
Available-for-sale securities
Amortized cost	3,428		3,327
Gross unrealized gains, Securities	120		171
Gross unrealized losses, Securities	2		0
Fair value	3,546	3,428	3,498	5,324
Debt securities
Available-for-sale securities
Amortized cost	3,347		3,246
Gross unrealized gains, Debt securities	104		157
Gross unrealized losses, Debt securities	2		0
Fair value	3,449		3,403
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	436		452
Gross unrealized gains, Debt securities	17		31
Gross unrealized losses, Debt securities	2		0
Fair value	451		483
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,544		1,523
Gross unrealized gains, Debt securities	55		82
Gross unrealized losses, Debt securities	0		0
Fair value	1,599		1,605
Corporate debt securities
Available-for-sale securities
Amortized cost	774		823
Gross unrealized gains, Debt securities	18		22
Gross unrealized losses, Debt securities	0		0
Fair value	792		845
Collateralized debt obligations
Available-for-sale securities
Amortized cost	593		448
Gross unrealized gains, Debt securities	14		22
Gross unrealized losses, Debt securities	0		0
Fair value	607		470
Equity securities
Available-for-sale securities
Amortized cost	81		81
Gross unrealized gains, Equity securities	16		14
Gross unrealized losses, Equity securities	0		0
Fair value	97		95
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	75		73
Gross unrealized gains, Equity securities	16		14
Gross unrealized losses, Equity securities	0		0
Fair value	91		87
Industry and all other
Available-for-sale securities
Amortized cost	6		8
Gross unrealized gains, Equity securities	0		0
Gross unrealized losses, Equity securities	0		0
Fair value	6		8

Investment securities (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013
Debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	110
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	110
Gross unrealized losses, total	2
Debt securities issued by the Swiss federal, cantonal or local government entities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	110
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	110
Gross unrealized losses, total	2

Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	27	9
Realized gains	0	1
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	330
Realized gains	0	154

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	1,170
Due from 1 to 5 years, amortized cost	1,394
Due from 5 to 10 years, amortized cost	664
Due after 10 years, amortized cost	119
Total, amortized cost	3,347
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	1,172
Due from 1 to 5 years, fair value	1,465
Due from 5 to 10 years, fair value	686
Due after 10 years, fair value	126
Total, fair value	3,449
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.86%
Due from 1 to 5 years, average yield (as a percent)	2.76%
Due from 5 to 10 years, average yield (as a percent)	1.45%
Due after 10 years, average yield (as a percent)	2.22%
Total, average yield (as a percent)	2.52%

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013 BusinessDivision portfolio	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	247,176	249,995	243,204	240,163
of which held at amortized cost	227,606	227,343	223,204	219,648
of which held at fair value	19,570	22,652	20,000	20,515
Net (unearned income)/deferred expenses	(90)	(84)	(59)	(71)
allowance for loan losses	(900)	(916)	(922)	(928)	(908)	(910)
Net loans	246,186	248,995	242,223	239,164
Impaired loan portfolio
Non-performing loans	904	929	859	921
Non-interest-earning loans	305	324	313	298
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774
Foreign
Loans
Gross loans	96,366	98,633	91,978	91,121
Switzerland
Loans
Gross loans	150,810	151,362	151,226	149,042
Corporate and institutional
Loans
Gross loans	115,890	120,580	117,068	116,088
of which held at amortized cost	96,330	97,938	97,080	95,584
allowance for loan losses	(618)	(631)	(634)	(624)	(613)	(621)
Impaired loan portfolio
Non-performing loans	439		372
Non-interest-earning loans	209		213
Total non-performing and non-interest-earning loans	648		585
Restructured loans	20		30
Potential problem loans	398		453
Total other impaired loans	418		483
Gross impaired loans	1,066		1,068
Real estate.
Loans
Gross loans	26,971	26,561	26,725	26,116
of which held at amortized cost	26,403		26,380
Impaired loan portfolio
Non-performing loans	83		46
Non-interest-earning loans	7		5
Total non-performing and non-interest-earning loans	90		51
Restructured loans	0		0
Potential problem loans	11		15
Total other impaired loans	11		15
Gross impaired loans	101		66
Commercial and industrial loans
Loans
Gross loans	63,348	64,833	62,709	61,813
of which held at amortized cost	52,259		51,740
Impaired loan portfolio
Non-performing loans	259		268
Non-interest-earning loans	166		170
Total non-performing and non-interest-earning loans	425		438
Restructured loans	20		30
Potential problem loans	386		373
Total other impaired loans	406		403
Gross impaired loans	831		841
Financial institutions
Loans
Gross loans	22,316	24,544	24,905	25,256
of which held at amortized cost	16,153		17,441
Impaired loan portfolio
Non-performing loans	97		58
Non-interest-earning loans	36		38
Total non-performing and non-interest-earning loans	133		96
Restructured loans	0		0
Potential problem loans	1		65
Total other impaired loans	1		65
Gross impaired loans	134		161
Governments and public institutions
Loans
Gross loans	3,255	4,642	2,729	2,903
of which held at amortized cost	1,515		1,519
Consumer
Loans
Gross loans	131,286	129,415	126,136	124,075
of which held at amortized cost	131,276	129,405	126,124	124,064
allowance for loan losses	(282)	(285)	(288)	(304)	(295)	(289)
Impaired loan portfolio
Non-performing loans	465		487
Non-interest-earning loans	96		100
Total non-performing and non-interest-earning loans	561		587
Restructured loans	0		0
Potential problem loans	46		74
Total other impaired loans	46		74
Gross impaired loans	607		661
Mortgages
Loans
Gross loans	93,602	92,703	91,872	90,618
of which held at amortized cost	93,602		91,872
Impaired loan portfolio
Non-performing loans	177		154
Non-interest-earning loans	13		16
Total non-performing and non-interest-earning loans	190		170
Restructured loans	0		0
Potential problem loans	44		69
Total other impaired loans	44		69
Gross impaired loans	234		239
Loans collateralized by securities
Loans
Gross loans	30,316	29,251	27,363	26,281
of which held at amortized cost	30,316		27,363
Impaired loan portfolio
Non-performing loans	21		18
Non-interest-earning loans	76		74
Total non-performing and non-interest-earning loans	97		92
Restructured loans	0		0
Potential problem loans	1		3
Total other impaired loans	1		3
Gross impaired loans	98		95
Consumer finance
Loans
Gross loans	7,368	7,461	6,901	7,176
of which held at amortized cost	7,358		6,889
Impaired loan portfolio
Non-performing loans	267		315
Non-interest-earning loans	7		10
Total non-performing and non-interest-earning loans	274		325
Restructured loans	0		0
Potential problem loans	1		2
Total other impaired loans	1		2
Gross impaired loans	275		327

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 day year	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Allowance for loan losses
Balance at beginning of period	916	922	908	922	910
Net movements recognized in statements of operations	49	20	24	69	51
Gross write-offs	(99)	(54)	(44)	(153)	(87)
Recoveries	29	7	12	36	31
Net write-offs	(70)	(47)	(32)	(117)	(56)
Provisions for interest	6	7	4	13	12
Foreign currency translation impact and other adjustments, net	(1)	14	24	13	11
Balance at end of period	900	916	928	900	928
Allowance for loan losses
Balance at end of period	900	916	928	900	928
of which individually evaluated for impairment	676	689	682	676	682
of which collectively evaluated for impairment	224	227	246	224	246
Gross loans held at amortized cost
Balance at end of period	227,606	227,343	219,648	227,606	219,648	223,204
of which individually evaluated for impairment	1,673	1,781	1,774	1,673	1,774
of which collectively evaluated for impairment	225,933	225,562	217,874	225,933	217,874
Loans held at amortized cost
Purchases	423	1,692	2,793	2,115	3,709
Reclassifications from loans held-for-sale	62	44	85	106	85
Reclassifications to loans held-for-sale	132	176	341	308	816
Sales	70	117	264	187	707
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	631	634	613	634	621
Net movements recognized in statements of operations	34	(1)	(1)	33	4
Gross write-offs	(72)	(21)	(22)	(93)	(39)
Recoveries	22	2	9	24	17
Net write-offs	(50)	(19)	(13)	(69)	(22)
Provisions for interest	6	5	2	11	7
Foreign currency translation impact and other adjustments, net	(3)	12	23	9	14
Balance at end of period	618	631	624	618	624
Allowance for loan losses
Balance at end of period	618	631	624	618	624
of which individually evaluated for impairment	447	457	443	447	443
of which collectively evaluated for impairment	171	174	181	171	181
Gross loans held at amortized cost
Balance at end of period	96,330	97,938	95,584	96,330	95,584	97,080
of which individually evaluated for impairment	1,066	1,135	1,139	1,066	1,139
of which collectively evaluated for impairment	95,264	96,803	94,445	95,264	94,445
Loans held at amortized cost
Purchases	423	1,692	2,445	2,115	3,361
Reclassifications from loans held-for-sale	62	44	85	106	85
Reclassifications to loans held-for-sale	132	176	341	308	816
Sales	70	117	264	187	707
Consumer
Allowance for loan losses
Balance at beginning of period	285	288	295	288	289
Net movements recognized in statements of operations	15	21	25	36	47
Gross write-offs	(27)	(33)	(22)	(60)	(48)
Recoveries	7	5	3	12	14
Net write-offs	(20)	(28)	(19)	(48)	(34)
Provisions for interest	0	2	2	2	5
Foreign currency translation impact and other adjustments, net	2	2	1	4	(3)
Balance at end of period	282	285	304	282	304
Allowance for loan losses
Balance at end of period	282	285	304	282	304
of which individually evaluated for impairment	229	232	239	229	239
of which collectively evaluated for impairment	53	53	65	53	65
Gross loans held at amortized cost
Balance at end of period	131,276	129,405	124,064	131,276	124,064	126,124
of which individually evaluated for impairment	607	646	635	607	635
of which collectively evaluated for impairment	130,669	128,759	123,429	130,669	123,429
Loans held at amortized cost
Purchases	0	0	348	0	348
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	0	0	0
Sales	0	0	0	0	0

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	227,606	227,343	223,204	219,648
Value of collateral	199,768		194,234
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	224,199		220,069
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,407		3,135
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,876		1,711
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	231		141
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	236		240
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,064		1,043
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,322		3,384
Value of collateral	2,865		2,918
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,671		3,629
Value of collateral	4,953		2,616
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28,740		22,024
Value of collateral	26,053		19,526
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	125,144		127,530
Value of collateral	114,761		116,583
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	54,665		58,573
Value of collateral	46,507		48,342
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,617		5,737
Value of collateral	3,613		3,210
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	681		496
Value of collateral	181		189
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		44
Value of collateral	3		44
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	181		190
Value of collateral	24		15
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,582		1,597
Value of collateral	808		791
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96,330	97,938	97,080	95,584
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	94,401		95,392
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,929		1,688
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,116		915
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	80		31
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	148		174
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	585		568
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,780		2,918
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,890		2,836
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8,954		8,800
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41,082		42,358
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33,206		34,525
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,818		4,145
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	564		438
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		34
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28		61
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,008		965
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,403		26,380
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	26,148		26,221
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	255		159
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155		107
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4		2
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	10		2
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86		48
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	274		261
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	805		374
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,640		2,199
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	13,278		14,537
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,954		8,759
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	363		195
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	86		55
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	52,259		51,740
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51,157		50,479
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,102		1,261
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	524		720
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	61		27
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	137		138
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	380		376
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	209		238
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	704		325
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,924		1,580
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,403		22,040
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,235		23,070
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,626		3,467
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	323		209
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		1
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28		47
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	807		763
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,153		17,441
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,584		17,208
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	569		233
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	434		53
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15		2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1		34
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119		144
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,206		2,288
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,086		2,087
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,176		4,661
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,937		5,260
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,891		2,569
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	741		382
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1		0
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		33
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		14
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115		147
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,515		1,519
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,512		1,484
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		35
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		35
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	91		131
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	295		50
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	214		360
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	464		521
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	126		127
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88		101
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237		229
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	131,276	129,405	126,124	124,064
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	129,798		124,677
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,478		1,447
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	760		796
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	151		110
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88		66
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	479		475
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	542		466
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,781		793
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	19,786		13,224
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	84,062		85,172
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,459		24,048
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,799		1,592
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	117		58
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		10
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153		129
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	574		632
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	93,602		91,872
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	93,259		91,527
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	343		345
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138		156
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14		17
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	8		11
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	183		161
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	305		387
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,287		730
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	16,855		12,176
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55,857		58,491
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	17,125		19,255
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	921		599
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45		13
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		9
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	204		212
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,316		27,363
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,057		27,034
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	259		329
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119		220
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41		3
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3		3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96		103
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237		79
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	443		57
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,697		948
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,718		23,357
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,079		2,728
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	39		92
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7		6
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		1
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96		95
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7,358		6,889
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,482		6,116
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	876		773
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	503		420
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96		90
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	77		52
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	200		211
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	51		6
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	234		100
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,487		3,324
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,255		2,065
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	839		901
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	65		39
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0		0
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	153		129
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	274		325

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774
Non-interest-earning loans	305	324	313	298
Non-performing loans	904	929	859	921
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	648		585
Restructured loans	20		30
Potential problem loans	398		453
Total other impaired loans	418		483
Gross impaired loans	1,066		1,068
Non-interest-earning loans	209		213
Non-performing loans	439		372
Real estate.
Gross impaired loans by category
Total non-performing and non-interest-earning loans	90		51
Restructured loans	0		0
Potential problem loans	11		15
Total other impaired loans	11		15
Gross impaired loans	101		66
Non-interest-earning loans	7		5
Non-performing loans	83		46
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	425		438
Restructured loans	20		30
Potential problem loans	386		373
Total other impaired loans	406		403
Gross impaired loans	831		841
Non-interest-earning loans	166		170
Non-performing loans	259		268
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	133		96
Restructured loans	0		0
Potential problem loans	1		65
Total other impaired loans	1		65
Gross impaired loans	134		161
Non-interest-earning loans	36		38
Non-performing loans	97		58
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	561		587
Restructured loans	0		0
Potential problem loans	46		74
Total other impaired loans	46		74
Gross impaired loans	607		661
Non-interest-earning loans	96		100
Non-performing loans	465		487
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	190		170
Restructured loans	0		0
Potential problem loans	44		69
Total other impaired loans	44		69
Gross impaired loans	234		239
Non-interest-earning loans	13		16
Non-performing loans	177		154
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	97		92
Restructured loans	0		0
Potential problem loans	1		3
Total other impaired loans	1		3
Gross impaired loans	98		95
Non-interest-earning loans	76		74
Non-performing loans	21		18
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	274		325
Restructured loans	0		0
Potential problem loans	1		2
Total other impaired loans	1		2
Gross impaired loans	275		327
Non-interest-earning loans	7		10
Non-performing loans	267		315

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Recorded investment
Recorded investment, with a specific allowance	1,602			1,602		1,511
Recorded investment, without specific allowance	71			71		218
Recorded investment	1,673	1,781	1,774	1,673	1,774	1,729
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,510			1,510		1,430
Unpaid principal balance, without specific allowance	73			73		221
Unpaid principal balance	1,583			1,583		1,651
Associated specific allowance	676			676		696
Average recorded investment
Average recorded investment, with a specific allowance	1,561	1,511	1,416	1,536	1,471
Average recorded investment, without specific allowance	176	228	422	200	353
Average recorded investment	1,737	1,739	1,838	1,736	1,824
Interest income recognized
Interest income recognized, with a specific allowance	1	3	3	4	7
Interest income recognized, without specific allowance	0	0	2	0	2
Interest income recognized	1	3	5	4	9
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	3	2	4	5
Interest income recognized on a cash basis, without specific allowance	0	0	2	0	2
Interest income recognized on a cash basis	1	3	4	4	7
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,053			1,053		935
Recorded investment, without specific allowance	13			13		133
Recorded investment	1,066			1,066		1,068
Unpaid principal balance
Unpaid principal balance, with a specific allowance	995			995		887
Unpaid principal balance, without specific allowance	15			15		135
Unpaid principal balance	1,010			1,010		1,022
Associated specific allowance	447			447		457
Average recorded investment
Average recorded investment, with a specific allowance	1,019	970	857	995	899
Average recorded investment, without specific allowance	105	125	337	113	265
Average recorded investment	1,124	1,095	1,194	1,108	1,164
Interest income recognized
Interest income recognized, with a specific allowance	0	3	1	3	3
Interest income recognized, without specific allowance	0	0	2	0	2
Interest income recognized	0	3	3	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3	1	3	2
Interest income recognized on a cash basis, without specific allowance	0	0	2	0	2
Interest income recognized on a cash basis	0	3	3	3	4
Real estate.
Recorded investment
Recorded investment, with a specific allowance	101			101		63
Recorded investment, without specific allowance	0			0		3
Recorded investment	101			101		66
Unpaid principal balance
Unpaid principal balance, with a specific allowance	93			93		55
Unpaid principal balance, without specific allowance	0			0		3
Associated specific allowance	21			21		22
Average recorded investment
Average recorded investment, with a specific allowance	74	62	53	68	54
Average recorded investment, without specific allowance	11	3	19	7	18
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	820			820		715
Recorded investment, without specific allowance	11			11		126
Recorded investment	831			831		841
Unpaid principal balance
Unpaid principal balance, with a specific allowance	772			772		677
Unpaid principal balance, without specific allowance	13			13		128
Associated specific allowance	344			344		342
Average recorded investment
Average recorded investment, with a specific allowance	810	753	575	782	624
Average recorded investment, without specific allowance	91	119	307	103	236
Interest income recognized
Interest income recognized, with a specific allowance	0	3	0	3	2
Interest income recognized, without specific allowance	0	0	2	0	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3	0	3	1
Interest income recognized on a cash basis, without specific allowance	0	0	2	0	2
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	132			132		157
Recorded investment, without specific allowance	2			2		4
Recorded investment	134			134		161
Unpaid principal balance
Unpaid principal balance, with a specific allowance	130			130		155
Unpaid principal balance, without specific allowance	2			2		4
Associated specific allowance	82			82		93
Average recorded investment
Average recorded investment, with a specific allowance	135	155	223	145	215
Average recorded investment, without specific allowance	3	3	11	3	11
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1	0	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	0	6	0	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	549			549		576
Recorded investment, without specific allowance	58			58		85
Recorded investment	607			607		661
Unpaid principal balance
Unpaid principal balance, with a specific allowance	515			515		543
Unpaid principal balance, without specific allowance	58			58		86
Unpaid principal balance	573			573		629
Associated specific allowance	229			229		239
Average recorded investment
Average recorded investment, with a specific allowance	542	541	559	541	572
Average recorded investment, without specific allowance	71	103	85	87	88
Average recorded investment	613	644	644	628	660
Interest income recognized
Interest income recognized, with a specific allowance	1	0	2	1	4
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	1	0	2	1	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	3
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	0	1	1	3
Mortgages
Recorded investment
Recorded investment, with a specific allowance	221			221		206
Recorded investment, without specific allowance	13			13		33
Recorded investment	234			234		239
Unpaid principal balance
Unpaid principal balance, with a specific allowance	211			211		197
Unpaid principal balance, without specific allowance	13			13		33
Associated specific allowance	27			27		32
Average recorded investment
Average recorded investment, with a specific allowance	210	192	218	201	219
Average recorded investment, without specific allowance	26	38	47	32	51
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	71			71		68
Recorded investment, without specific allowance	27			27		27
Recorded investment	98			98		95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	67			67		66
Unpaid principal balance, without specific allowance	27			27		28
Associated specific allowance	58			58		53
Average recorded investment
Average recorded investment, with a specific allowance	74	69	68	71	68
Average recorded investment, without specific allowance	27	28	1	27	1
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1	0	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	257			257		302
Recorded investment, without specific allowance	18			18		25
Recorded investment	275			275		327
Unpaid principal balance
Unpaid principal balance, with a specific allowance	237			237		280
Unpaid principal balance, without specific allowance	18			18		25
Associated specific allowance	144			144		154
Average recorded investment
Average recorded investment, with a specific allowance	258	280	273	269	285
Average recorded investment, without specific allowance	18	37	37	28	36
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	2
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	2
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Other assets (CHF million)
Cash collateral on derivative instruments	10,212	12,030	10,904	13,221
Cash collateral on non-derivative transactions	1,905	1,672	1,995	2,920
Derivative instruments used for hedging	2,387	2,667	3,930	3,435
Assets held-for-sale	23,763	20,281	20,343	20,741
Loans held-for-sale	23,284	19,772	19,894	20,115
of which real estate	478	508	442	619
Assets held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees receivable	5,733	5,350	5,861	6,029
Deferred tax assets	6,599	6,968	7,102	8,825
Prepaid expenses	809	862	538	706
Failed purchases	3,131	2,997	2,699	2,861
Other	6,415	6,354	6,126	4,365
Other assets	72,986	72,204	72,912	77,513
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,047	13,399	12,224	12,978
Cash collateral on non-derivative transactions	1,957	1,660	1,246	1,564
Derivative instruments used for hedging	763	931	1,182	1,682
Provisions	1,251	1,511	1,362	1,078
of which off-balance sheet risk	65	63	60	66
Liabilities held for separate accounts	12,032	13,023	13,414	14,410
Interest and fees payable	7,665	6,395	6,752	7,565
Current tax liabilities	853	886	863	817
Deferred tax liabilities	165	160	130	200
Failed sales	2,944	3,234	4,336	5,895
Other	15,440	15,671	16,128	16,070
Other liabilities	56,117	56,870	57,637	62,259

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Long-term debt
Senior	102,475	111,962	115,861	120,627
Subordinated	15,580	16,624	17,741	20,351
Non-recourse liabilities from consolidated VIEs	15,450	14,508	14,532	13,860
Long-term debt	133,505	143,094	148,134	154,838
of which reported at fair value	63,942	64,547	65,384	66,952
Structured notes
Long-term debt
Long-term debt	34,320	34,936	36,637
Structured notes | Equity
Long-term debt
Long-term debt	21,946	22,652	23,761
Structured notes | Fixed income
Long-term debt
Long-term debt	6,072	6,593	6,559
Structured notes | Emerging markets
Long-term debt
Long-term debt	2,126	1,979	3,304
Structured notes | Credit
Long-term debt
Long-term debt	2,643	2,340	1,893
Structured notes | Other
Long-term debt
Long-term debt	1,533	1,372	1,120

Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Mar. 31, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Cumulative translation adjustments	Mar. 31, 2013 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2013 Unrealized gains/(losses) on securities	Mar. 31, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2013 Actuarial gains/(losses)	Mar. 31, 2013 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2013 Net prior service credit/ (cost)	Mar. 31, 2013 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2013 Accumulated other comprehensive income	Mar. 31, 2013 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income	Jun. 30, 2013 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,201)	(15,065)	(15,903)	(14,912)	(27)	(29)	(52)	(29)	(66)	(11,967)	(12,767)	(12,716)	(12,767)	(11,778)	77	84	283	84	99	(3,731)	(3,801)	(3,678)	(3,801)	(3,751)	583	610	340	610	362	(15,065)	(15,903)	(15,823)	(15,903)	(15,134)
Increase/(decrease)					(22)	5	1	(17)	0	(159)	754	930	595	(9)	(14)	(7)	15	(21)	271	15	6	4	21	35	0	0	0	0	0	(180)	758	950	578	297
Increase/(decrease) due to equity method investments					5	(3)	(5)	2	10	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5	(3)	(5)	2	10
Reclassification adjustments, included in net income					2	0	0	2	0	2	46	0	48	1	0	0	(62)	0	(134)	66	64	42	130	84	(31)	(27)	(14)	(58)	(36)	39	83	(34)	122	(85)
Total increase/(decrease)					(15)	2	(4)	(13)	10	(157)	800	930	643	(8)	(14)	(7)	(47)	(21)	137	81	70	46	151	119	(31)	(27)	(14)	(58)	(36)	(136)	838	911	702	222
Balance	(15,201)	(15,065)	(15,903)	(14,912)	(42)	(27)	(56)	(42)	(56)	(12,124)	(11,967)	(11,786)	(12,124)	(11,786)	63	77	236	63	236	(3,650)	(3,731)	(3,632)	(3,650)	(3,632)	552	583	326	552	326	(15,201)	(15,065)	(14,912)	(15,201)	(14,912)

Accumulated other comprehensive income (Details 2) (CHF)	3 Months Ended						6 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	1,339,652,645		1,320,829,922		1,224,513,920		1,320,829,922		1,224,333,062
Issuance of common shares	254,643,090		18,822,723		62,085,315		273,465,813		62,266,173
of which MACCS settlement	199,964,015		0		0		199,964,015		0
of which reserved for share-based compensation	17,126,788		18,822,723		37,889,728		35,949,511		38,070,586
Common Stock, Shares, Issued, Ending Balance	1,594,295,735		1,339,652,645		1,286,599,235		1,594,295,735		1,286,599,235
Treasury shares
Treasury Stock, Shares, Beginning Balance	27,495,313		27,036,831		0		27,036,831		4,010,074
Sale of treasury shares	144,989,659		85,932,507		93,628,678		230,922,166		167,997,714
of which MACCS settlement	33,488,655		0		0		33,488,655		0
Repurchase of treasury shares	121,624,269		90,504,926		101,754,767		212,129,195		172,239,045
Share-based compensation, net of tax	1,801,542		4,113,937		4,614,725		5,915,479		4,740,041
Treasury Stock, Shares, Ending Balance	2,328,381		27,495,313		3,511,364		2,328,381		3,511,364
Common shares outstanding	1,591,967,354	[1]	1,312,157,332	[2]	1,283,087,871	[3]	1,591,967,354	[1]	1,283,087,871	[3]	1,293,793,091
Par value (in CHF per share)	0.04		0.04		0.04		0.04		0.04		0.04
Authorized shares (in shares)	2,269,616,660	[4]	2,118,134,039	[4]	2,118,134,039	[4]	2,269,616,660	[4]	2,118,134,039	[4]	2,118,134,039	[4]
Unissued shares (in shares)	662,873,212		752,676,931		805,730,391		662,873,212		805,730,391
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	498,874,240		732,326,910		732,326,910		498,874,240		732,326,910

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.
[4]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).

Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Reclassification adjustments, included in net income
Income tax expense	475	510	311	985	295
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	2	0	0	2	0
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	2	46	0	48	1
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	2	46		48
of which net impairment provision		46
Estimated amount to be reclassified from cumulative translation adjustments to net income upon settlement		34
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(62)	0	(134)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	66	64	42	130	84
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	88	86		174
Income tax expense	(22)	(22)		(44)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(31)	(27)	(14)	(58)	(36)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(40)	(34)		(74)
Income tax expense	9	7		16
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	39	83	(34)	122	(85)

Offsetting of financial assets and financial liabilities (Details) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	674.8	827.5
Offsetting	(646.9)	(800.2)
of which counterparty netting	(618.8)	(766.8)
of which cash collateral netting	(28.1)	(33.4)
Total net derivatives subject to enforceable master netting agreements	27.9	27.3
Total derivatives not subject to enforceable master netting agreements	13.7	9.8
Total net derivatives presented in the consolidated balance sheets	41.6	37.1
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	130	141.4
Securities purchased under resale agreements, offsetting	(38.7)	(41.1)
Securities purchased under resale agreements, net	91.3	100.3
Securities borrowing transactions, gross	27.2	20.9
Securities borrowing transactions, offsetting	(2.2)	(2)
Securities borrowing transactions, net	25	18.9
Total subject to enforceable master netting agreements, gross	157.2	162.3
Total subject to enforceable master netting agreements, offsetting	(40.9)	(43.1)
Total subject to enforceable master netting agreements, net	116.3	119.2
Total not subject to enforceable master netting agreements	57.1	64.3
Total, gross	214.3	226.6
Total, offsetting	(40.9)	(43.1)
Total, net	173.4	183.5
Amounts not offset in the consolidated balance sheets
Derivatives, net	27.9	27.3
Derivatives, financial instruments	5.9	5.1
Derivatives, cash collateral received/pledged	0.2	0
Derivatives, net exposure	21.8	22.2
Securities purchased under resale agreements, net	91.3	100.3
Securities purchased under resale agreements, financial instruments	91.2	100.3
Securities purchased under resale agreements, cash collateral received/pledged	0.1	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	25	18.9
Securities borrowing transactions, financial instruments	23.2	17.4
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	1.8	1.5
Total financial assets subject to enforceable, net	144.2	146.5
Total financial assets subject to enforceable, financial instruments	120.3	122.8
Total financial assets subject to enforceable, cash collateral received/pledged	0.3	0
Total financial assets subject to enforceable, net exposure	23.6	23.7
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	39.2	33.2
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	2.4	3.9
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	289.2	368.3
Offsetting	(286.1)	(367.2)
Total net derivatives subject to enforceable master netting agreements	3.1	1.1
Amounts not offset in the consolidated balance sheets
Derivatives, net	3.1	1.1
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	367.9	443.7
Offsetting	(343.9)	(418.7)
Total net derivatives subject to enforceable master netting agreements	24	25
Amounts not offset in the consolidated balance sheets
Derivatives, net	24	25
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	17.7	15.5
Offsetting	(16.9)	(14.3)
Total net derivatives subject to enforceable master netting agreements	0.8	1.2
Amounts not offset in the consolidated balance sheets
Derivatives, net	0.8	1.2
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	540.2	703.2
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	285.7	365.3
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	254.2	337.6
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0.3	0.3
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	65.5	60.5
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	65.4	60.5
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0.1	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	32.5	26.4
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16.5	12.7
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16	13.7
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28.6	30.1
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3.5	3
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25.1	27.1
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8	7.3
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6.7	5.8
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1.3	1.5

Offsetting of financial assets and financial liabilities (Details 2) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	677.4	832.9
Offsetting	(650.3)	(803.5)
of which counterparty netting	(618.8)	(766.8)
of which cash collateral netting	(31.5)	(36.7)
Total net derivatives subject to enforceable master netting agreements	27.1	29.4
Total derivatives not subject to enforceable master netting agreements	14.4	11.3
Total net derivatives presented in the consolidated balance sheets	41.5	40.7
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	100.5	99.7
Securities sold under repurchase agreements, offsetting	(40.9)	(43.1)
Securities sold under repurchase agreements, net	59.6	56.6
Securities lending transactions, gross	10.2	10.8
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	10.2	10.8
Obligation to return securities received as collateral, at fair value, gross	21.1	25.9
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	21.1	25.9
Total subject to enforceable master netting agreements, gross	131.8	136.4
Total subject to enforceable master netting agreements, offsetting	(40.9)	(43.1)
Total subject to enforceable master netting agreements, net	90.9	93.3
Total not subject to enforceable master netting agreements	29.9	69.5
Total, gross	161.7	205.9
Total, offsetting	(40.9)	(43.1)
Total, net	120.8	162.8
Amounts not offset in the consolidated balance sheets
Derivatives, net	27.1	29.4
Derivatives, financial instruments	7.4	7.9
Derivatives, cash collateral received/pledged	0.6	0
Derivatives, net exposure	19.1	21.5
Securities sold under repurchase agreements, net	59.6	56.6
Securities sold under repurchase agreements, financial instruments	59.4	56.4
Securities sold under repurchase agreements, cash collateral received/pledged	0.2	0.2
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	10.2	10.8
Securities lending transactions, financial instruments	9.7	10.2
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	0.5	0.6
Obligation to return securities received as collateral, at fair value, net	21.1	25.9
Obligation to return securities received as collateral, financial instruments	19.9	24.2
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1.2	1.7
Total financial liabilities subject to enforceable, net	118	122.7
Total financial liabilities subject to enforceable, financial instruments	96.4	98.7
Total financial liabilities subject to enforceable, cash collateral received/pledged	0.8	0.2
Total financial liabilities subject to enforceable, net exposure	20.8	23.8
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	40.7	39.5
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0.8	1.2
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	140	175.8
Total, offsetting	(40.9)	(43.1)
Total, net	99.1	132.7
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	21.7	30.1
Total, offsetting	0	0
Total, net	21.7	30.1
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	288.3	368.2
Offsetting	(286.1)	(367.5)
Total net derivatives subject to enforceable master netting agreements	2.2	0.7
Amounts not offset in the consolidated balance sheets
Derivatives, net	2.2	0.7
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	370.4	448.7
Offsetting	(347.3)	(421.8)
Total net derivatives subject to enforceable master netting agreements	23.1	26.9
Amounts not offset in the consolidated balance sheets
Derivatives, net	23.1	26.9
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18.7	16
Offsetting	(16.9)	(14.2)
Total net derivatives subject to enforceable master netting agreements	1.8	1.8
Amounts not offset in the consolidated balance sheets
Derivatives, net	1.8	1.8
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	530	693.6
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	285	365.5
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	244.9	327.9
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0.1	0.2
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	75.8	73.2
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	75.7	73.2
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0.1	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34.2	29.3
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	17.3	15.2
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16.9	14.1
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	28.6	29.5
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3.3	2.7
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25.3	26.8
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8.8	7.3
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7.2	5.6
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1.6	1.7

Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Current and deferred taxes (CHF)
Deferred income tax expense				638	(106)
Income tax expense	475	510	311	985	295
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	361
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	96
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	96
Other non-deductible expenses	86
of which non-deductible interest expenses	58
of which non-deductible bank levy costs and other non-deductible compensation expenses	28
Lower taxed income	(30)
of which tax benefit related non-taxable life insurance income	13
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	17
Income taxable to non-controlling interests	(43)
Changes in deferred tax valuation allowance	(99)
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	99
Other	104
of which decrease of deferred tax assets on one of the Group's operating entities related to the re-assessment of a pre-existing deferred tax asset due to change in earnings-mix assumptions	66
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	24
Income tax expense	475	510	311	985	295

Tax (Details 3) (CHF)	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,599,000,000	6,968,000,000	8,825,000,000	6,599,000,000	8,825,000,000	7,102,000,000
Net operating loss carry-forwards	1,857,000,000	1,915,000,000		1,857,000,000
Temporary differences	4,742,000,000	5,053,000,000		4,742,000,000
Deferred tax liabilities	165,000,000	160,000,000	200,000,000	165,000,000	200,000,000	130,000,000
Deferred Tax Assets (Liabilities), Net	6,434,000,000	6,808,000,000		6,434,000,000
Net deferred tax assets change	(374,000,000)
Accumulated undistributed earnings from foreign subsidiaries	7,000,000,000			7,000,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	3,000,000			3,000,000
Effective tax rate
Effective tax rate (as a percent)	29.00%	27.00%	27.50%	27.90%	22.20%

Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	515	681	561	1,196	1,741
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(23)	(7)	(19)	(30)	515
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	2	(3)	98	(1)	206
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	37	54	45	91	86
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	120	117	71	237	161
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	11	42	12	53	61
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	126	204	96	330	199
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	203	254	211	457	417
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	17	7	32	24	62
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	(2)	15	(2)	34
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	16	5	0	21	0
Stock compensation plan | Plus Bond awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	6	10	0	16	0

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2013
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,163
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.8
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	33
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	206
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	160
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	494
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,183
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	33
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	26
Stock compensation plan | Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	28

Employee deferred compensation (Details 3) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Performance shares | Performance share awards
Number of share awards
Balance at beginning of period (in shares)	44.8	23.3
Granted (in shares)	0	26.6
Settled (in shares)	(2.8)	(7.6)
Forfeited (in shares)	(0.3)	(0.6)
Balance at end of period (in shares)	41.7	41.7
of which vested (in shares)	1.4	1.4
of which unvested (in shares)	40.3	40.3
Stock compensation plan | Share awards
Number of share awards
Balance at beginning of period (in shares)	80.8	55.8
Granted (in shares)	0.3	39.2
Settled (in shares)	(4.9)	(18.1)
Forfeited (in shares)	(0.7)	(1.4)
Balance at end of period (in shares)	75.5	75.5
of which vested (in shares)	4.1	4.1
of which unvested (in shares)	71.4	71.4
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	5.8	9.6
Granted (in shares)	0	0
Settled (in shares)	(1.1)	(4.8)
Forfeited (in shares)	0	(0.1)
Balance at end of period (in shares)	4.7	4.7
of which vested (in shares)	1.1	1.1
of which unvested (in shares)	3.6	3.6
Stock compensation plan | Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)	2.3	3.6
Granted (in shares)	0	0
Settled (in shares)	(0.5)	(1.7)
Forfeited (in shares)	(0.1)	(0.2)
Balance at end of period (in shares)	1.7	1.7
of which vested (in shares)	0.1	0.1
of which unvested (in shares)	1.6	1.6
Stock compensation plan | Adjustable Performance Plan share awards
Number of share awards
Balance at beginning of period (in shares)	21.2	30.8
Granted (in shares)	0	1.2
Settled (in shares)	(6.5)	(17.2)
Forfeited (in shares)	(0.1)	(0.2)
Balance at end of period (in shares)	14.6	14.6
of which vested (in shares)	0.7	0.7
of which unvested (in shares)	13.9	13.9

Employee deferred compensation (Details 4) (Plus Bond awards)	3 Months Ended
Jun. 30, 2013
Plus Bond awards
Other compensation benefits
Award vesting period	3 years 0 months 0 days

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Total pension costs (CHF million)
Service costs on benefit obligation	94	94	95	188	190
Interest costs on benefit obligation	108	109	128	217	256
Expected return on plan assets	(184)	(184)	(196)	(368)	(390)
Amortization of recognized prior service cost/(credit)	(23)	(23)	(13)	(46)	(27)
Amortization of recognized actuarial losses/(gains)	87	86	58	173	115
Net periodic pension costs	82	82	72	164	144
Settlement losses/(gains)	1	0	0	1	0
Curtailment losses/(gains)	(17)	(11)	(4)	(28)	(19)
Special termination benefits	4	8	0	12	6
Total pension costs	70	79	68	149	131
PBO (CHF million)
Service costs	94	94	95	188	190
Interest costs	108	109	128	217	256
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				471
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				230

Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair value of derivative instruments
Notional amount	56,293.3	50,438.4
Positive replacement value (PRV)	688.5	837.3
Negative replacement value (NRV)	691.8	844.2
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	4 years 0 months 0 days
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	56,200	50,356
Positive replacement value (PRV)	685.8	833.2
Negative replacement value (NRV)	690.7	842.6
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	48,320.2	43,048.4
Positive replacement value (PRV)	539.1	700.9
Negative replacement value (NRV)	532.4	695.4
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	10,366.8	8,055.9
Positive replacement value (PRV)	8.6	2.6
Negative replacement value (NRV)	8.5	2.5
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	31,995.1	29,155.2
Positive replacement value (PRV)	479	635.6
Negative replacement value (NRV)	472.3	630.1
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,961.1	3,739.9
Positive replacement value (PRV)	51.1	62.4
Negative replacement value (NRV)	51.3	62.6
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,357.7	1,145.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	639.5	952
Positive replacement value (PRV)	0.4	0.3
Negative replacement value (NRV)	0.3	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,960.4	4,542.4
Positive replacement value (PRV)	70.4	63.5
Negative replacement value (NRV)	81.5	78.6
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,385.9	2,133.4
Positive replacement value (PRV)	25.5	21.6
Negative replacement value (NRV)	23.8	21.3
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,377.3	1,336.3
Positive replacement value (PRV)	31.1	32.2
Negative replacement value (NRV)	42.6	46.6
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,131.8	985.3
Positive replacement value (PRV)	13.7	9.7
Negative replacement value (NRV)	15	10.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	60.1	83.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.3	3.6
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.1	0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,696.6	1,694.4
Positive replacement value (PRV)	29.3	30.6
Negative replacement value (NRV)	29.2	29.8
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	1,005.5	844
Positive replacement value (PRV)	37.8	30.3
Negative replacement value (NRV)	38	31
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	5.1	5.5
Positive replacement value (PRV)	0.7	0.6
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	221.5	211
Positive replacement value (PRV)	5.7	4.6
Negative replacement value (NRV)	7	5.8
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	255.9	214.9
Positive replacement value (PRV)	12.8	11.4
Negative replacement value (NRV)	11.8	11.1
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	52	74.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	471	338.2
Positive replacement value (PRV)	18.6	13.7
Negative replacement value (NRV)	19.2	14.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	217.3	226.8
Positive replacement value (PRV)	9.2	7.9
Negative replacement value (NRV)	9.6	7.8
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	28	31.3
Positive replacement value (PRV)	2.1	1.1
Negative replacement value (NRV)	3	1.4
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	51.1	55.3
Positive replacement value (PRV)	3.8	3.6
Negative replacement value (NRV)	2.9	3.1
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	45	54.2
Positive replacement value (PRV)	1.9	1.6
Negative replacement value (NRV)	2	1.6
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	35.1	35.6
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	58.1	50.4
Positive replacement value (PRV)	1.4	1.6
Negative replacement value (NRV)	1.7	1.7
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	93.3	82.4
Positive replacement value (PRV)	2.7	4.1
Negative replacement value (NRV)	1.1	1.6
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	69.8	62.8
Positive replacement value (PRV)	2.6	3.9
Negative replacement value (NRV)	0.8	1.5
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	69.8	62.8
Positive replacement value (PRV)	2.6	3.9
Negative replacement value (NRV)	0.8	1.5
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	23.5	19.6
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	23.5	19.6
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	243	86	373	329	423
Gains/(losses) recognized in income on hedged items	(247)	(84)	(388)	(331)	(450)
Net gains/(losses) on the ineffective portion	(4)	2	(15)	(2)	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	249	88	385	337	436
Gains/(losses) recognized in income on hedged items	(253)	(86)	(398)	(339)	(462)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(6)	(2)	(12)	(8)	(13)
Gains/(losses) recognized in income on hedged items	6	2	10	8	12
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(20)	2	(4)	(18)	10
Gains/(losses) reclassified from AOCI into income	(2)	0	0	(2)	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	9
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(25)	5	1	(20)	0
Gains/(losses) reclassified from AOCI into income	(1)	1	0	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	5	(3)	(5)	2	10
Gains/(losses) reclassified from AOCI into income	(1)	(1)	0	(2)	0
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	0	0	0	77
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	0	0	0	77

Derivatives and hedging activities (Details 3) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Contingent credit risk
Current net exposure	13	17.3
Collateral posted	11.6	14.8
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	4.1	4.7
Bilateral counterparties
Contingent credit risk
Current net exposure	11.4	15.3
Collateral posted	10.2	13.4
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	2.8	2.7
Special purpose entities
Contingent credit risk
Current net exposure	1.4	1.4
Collateral posted	1.4	1.4
Additional collateral required in a one-notch downgrade event	0.5	0.5
Additional collateral required in a two-notch downgrade event	1.3	1.5
Accelerated terminations
Contingent credit risk
Current net exposure	0.2	0.6
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0	0.5

Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit protection sold/purchased
Credit protection sold	(806.4)	(815)
Credit protection purchased	774.5	766.4
Net credit protection (sold)/purchased	(31.9)	(48.6)
Other protection purchased	100.7	97.7
Fair value of credit protection sold	0.6	(0.2)
Total credit derivatives	1,696.6	1,694.4
Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.3)	(6)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(136.8)	(167.7)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(515.9)	(497)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(153.7)	(150.3)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(129.7)	(132.9)
Credit protection purchased	126.1	130.2
Net credit protection (sold)/purchased	(3.6)	(2.7)
Other protection purchased	9.3	10.7
Fair value of credit protection sold	(1.7)	(0.8)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(676.7)	(682.1)
Credit protection purchased	648.4	636.2
Net credit protection (sold)/purchased	(28.3)	(45.9)
Other protection purchased	91.4	87
Fair value of credit protection sold	2.3	0.6
Investment grade
Credit protection sold/purchased
Credit protection sold	(606.4)	(616.8)
Credit protection purchased	576.1	581
Net credit protection (sold)/purchased	(30.3)	(35.8)
Other protection purchased	77.6	76.6
Fair value of credit protection sold	1.6	1.8
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(200)	(198.2)
Credit protection purchased	198.4	185.4
Net credit protection (sold)/purchased	(1.6)	(12.8)
Other protection purchased	23.1	21.1
Fair value of credit protection sold	(1)	(2)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(515.2)	(530)
Credit protection purchased	487	503.2
Net credit protection (sold)/purchased	(28.2)	(26.8)
Other protection purchased	57.4	67.3
Fair value of credit protection sold	1.8	2.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(118.3)	(125)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(328.8)	(326)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(68.1)	(79)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(117.1)	(119.4)
Credit protection purchased	113.6	117.1
Net credit protection (sold)/purchased	(3.5)	(2.3)
Other protection purchased	9.1	10.3
Fair value of credit protection sold	(1.7)	(0.7)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(398.1)	(410.6)
Credit protection purchased	373.4	386.1
Net credit protection (sold)/purchased	(24.7)	(24.5)
Other protection purchased	48.3	57
Fair value of credit protection sold	3.5	2.8
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(382.5)	(394.6)
Credit protection purchased	358.9	373.9
Net credit protection (sold)/purchased	(23.6)	(20.7)
Other protection purchased	45.1	56
Fair value of credit protection sold	1.6	2.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(132.7)	(135.4)
Credit protection purchased	128.1	129.3
Net credit protection (sold)/purchased	(4.6)	(6.1)
Other protection purchased	12.3	11.3
Fair value of credit protection sold	0.2	(0.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(291.2)	(285)
Credit protection purchased	287.5	263.2
Net credit protection (sold)/purchased	(3.7)	(21.8)
Other protection purchased	43.3	30.4
Fair value of credit protection sold	(1.2)	(2.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(18.5)	(42.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(187.1)	(171)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(85.6)	(71.3)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(12.6)	(13.5)
Credit protection purchased	12.5	13.1
Net credit protection (sold)/purchased	(0.1)	(0.4)
Other protection purchased	0.2	0.4
Fair value of credit protection sold	0	(0.1)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(278.6)	(271.5)
Credit protection purchased	275	250.1
Net credit protection (sold)/purchased	(3.6)	(21.4)
Other protection purchased	43.1	30
Fair value of credit protection sold	(1.2)	(2.2)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(223.9)	(222.2)
Credit protection purchased	217.2	207.1
Net credit protection (sold)/purchased	(6.7)	(15.1)
Other protection purchased	32.5	20.6
Fair value of credit protection sold	0	(0.7)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.3)	(62.8)
Credit protection purchased	70.3	56.1
Net credit protection (sold)/purchased	3	(6.7)
Other protection purchased	10.8	9.8
Fair value of credit protection sold	(1.2)	(1.6)

Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit Derivatives [Line Items]
Credit protection sold	806.4	815
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments	15	15.3
Total credit derivatives	1,696.6	1,694.4

Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Guarantees
Maturity less than 1 year	49,425	52,969
Maturity greater than 1 year	25,743	22,194
Total gross amount	75,168	75,163
Total net amount	74,023	74,016
Carrying value	1,227	1,180
Collateral received	20,150	20,279
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,409	10,104
Maturity greater than 1 year	2,371	2,483
Total gross amount	12,780	12,587
Total net amount	12,552	12,200
Carrying value	9	53
Collateral received	1,932	1,920
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,783	5,160
Maturity greater than 1 year	4,308	4,371
Total gross amount	9,091	9,531
Total net amount	8,188	8,793
Carrying value	83	139
Collateral received	3,012	3,336
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,578	12,211
Maturity greater than 1 year	0	0
Total gross amount	12,578	12,211
Total net amount	12,578	12,211
Carrying value	0	0
Collateral received	12,578	12,211
Derivatives
Guarantees
Maturity less than 1 year	17,793	21,197
Maturity greater than 1 year	17,842	14,218
Total gross amount	35,635	35,415
Total net amount	35,635	35,415
Carrying value	1,132	985
Other guarantees
Guarantees
Maturity less than 1 year	3,862	4,297
Maturity greater than 1 year	1,222	1,122
Total gross amount	5,084	5,419
Total net amount	5,070	5,397
Carrying value	3	3
Collateral received	2,628	2,812

Guarantees and commitments (Details 2)	3 Months Ended	12 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2014 CHF	Jun. 30, 2013 CHF	Jun. 30, 2013 USD ($) year
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland			6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		600,000,000	700,000,000
2011 Partner Asset Facility transactions
Number of layers of the hedge				3
Number of years of transaction as per contract terms				4
Number of years of transaction as per contract terms, including possible contract extension				9
Approximate total notional amount of hedge of counterparty credit risk and credit spread				12,000,000,000
Notional amount of hedge of counterparty credit risk and credit spread - first layer				500,000,000
Notional amount of hedge of counterparty credit risk and credit spread - second layer				800,000,000
Notional amount of hedge of counterparty credit risk and credit spread - third layer				11,000,000,000
Carrying value of PAF2 awards	598,000,000		598,000,000
Amount of PAF2 award compensation expense	(17,000,000)
Positive replacement value of PAF2-related CDS included in credit derivatives	17,000,000		17,000,000
Carrying value of PAF2-related credit support facility included in Credit guarantees and similar instruments	0		0

Guarantees and commitments (Details 3) (USD $) In Billions, unless otherwise specified	114 Months Ended
Jun. 30, 2013
Guarantees
Residential mortgage loans sold	$ 163.8
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	23.1
Non-agency securitizations
Guarantees
Residential mortgage loans sold	132.5
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	27.4
Borrower payments on mortgage loans sold	87.3
Loan defaults on mortgage loans sold	$ 17.8

Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 1,947	$ 1,926	$ 1,249	$ 1,926	$ 743
New claims	266	374	281	640	835
Claims settled through repurchases	(3)	(3)	(5)	(6)	(8)
Other settlements	(164)	(6)	(9)	(170)	(13)
Total claims settled	(167)	(9)	(14)	(176)	(21)
Claims rescinded	(4)	(10)	(2)	(14)	(31)
Transfers to/from arbitration and litigation, net	(347)	(334)	(144)	(681)	(156)
Balance at end of period	1,695	1,947	1,370	1,695	1,370
Repurchase price at the time of settlement	(3)	(3)	(6)	(6)	(9)
Other settlements, settlement value	(20)	(5)	(7)	(25)	(10)
Provisions for outstanding repurchase claims
Balance at beginning of period	59	55	49	55	59
Increase/(decrease) in provisions, net	62	12	20	74	16
Realized losses	(23)	(8)	(13)	(31)	(19)
Balance at end of period	98	59	56	98	56
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	67	67	50	67	68
New claims	24	12	25	36	36
Claims settled through repurchases	(1)	(3)	(2)	(4)	(3)
Other settlements	(5)	(3)	(2)	(8)	(4)
Total claims settled	(6)	(6)	(4)	(12)	(7)
Claims rescinded	(4)	(6)	0	(10)	(26)
Transfers to/from arbitration and litigation, net	0	0	0	0	0
Balance at end of period	81	67	71	81	71
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	482	464	437	464	432
New claims	93	22	14	115	22
Claims settled through repurchases	0	0	0	0	0
Other settlements	(155)	0	(1)	(155)	(1)
Total claims settled	(155)	0	(1)	(155)	(1)
Claims rescinded	0	(4)	(2)	(4)	(5)
Transfers to/from arbitration and litigation, net	0	0	0	0	0
Balance at end of period	420	482	448	420	448
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,398	1,395	762	1,395	243
New claims	149	340	242	489	777
Claims settled through repurchases	(2)	0	(3)	(2)	(5)
Other settlements	(4)	(3)	(6)	(7)	(8)
Total claims settled	(6)	(3)	(9)	(9)	(13)
Claims rescinded	0	0	0	0	0
Transfers to/from arbitration and litigation, net	(347)	(334)	(144)	(681)	(156)
Balance at end of period	$ 1,194	$ 1,398	$ 851	$ 1,194	$ 851

Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other commitments
Maturity less than 1 year	223,197	222,184
Maturity greater than 1 year	76,153	69,301
Total gross amount	299,350	291,485
Total net amount	293,797	285,817
Collateral received	210,424	202,366
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,660	6,217
Maturity greater than 1 year	29	41
Total gross amount	5,689	6,258
Total net amount	5,574	6,061
Collateral received	3,160	3,219
Loan commitments
Other commitments
Maturity less than 1 year	170,538	169,462
Maturity greater than 1 year	74,593	67,648
Total gross amount	245,131	237,110
Total net amount	239,693	231,639
Collateral received	163,905	153,460
Unused revocable credit limits	140,510	139,709
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	43,192	45,556
Maturity greater than 1 year	0	0
Total gross amount	43,192	45,556
Total net amount	43,192	45,556
Collateral received	43,192	45,556
Other commitments
Other commitments
Maturity less than 1 year	3,807	949
Maturity greater than 1 year	1,531	1,612
Total gross amount	5,338	2,561
Total net amount	5,338	2,561
Collateral received	167	131

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or their underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or their underlying collateral	(65)	(161)
Cash received on interests that continue to be held	329	582

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805

Transfers of financial assets and variable interest entities (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	158	761
Weighted-average life, in years	8 years 10 months 24 days	8 years 4 months 26 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.60%	0.80%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.50%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	8.20%	10.70%
Expected credit losses (rate per annum), in % (as a percent)	7.50%	9.00%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	141	654
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	17	107
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,963	2,219
Weighted-average life, in years	7 years 0 months 0 days	5 years 0 months 0 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	6.30%	0.10%
Cash flow discount rate (rate per annum), in % (as a percent)	0.00%	0.10%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.00%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.00%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	45.90%	25.70%
Expected credit losses (rate per annum), in % (as a percent)	45.80%	25.10%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,922	2,090
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	41	129

Transfers of financial assets and variable interest entities (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended						3 Months Ended			3 Months Ended						3 Months Ended			3 Months Ended
	Jun. 30, 2013 CMBS	Jun. 30, 2012 CMBS	Dec. 31, 2012 CMBS	Jun. 30, 2013 CMBS Minimum	Dec. 31, 2012 CMBS Minimum	Jun. 30, 2013 CMBS Maximum	Dec. 31, 2012 CMBS Maximum	Jun. 30, 2013 CMBS Non-investment grade	Dec. 31, 2012 CMBS Non-investment grade	Jun. 30, 2013 RMBS	Jun. 30, 2012 RMBS	Dec. 31, 2012 RMBS	Jun. 30, 2013 RMBS Minimum	Dec. 31, 2012 RMBS Minimum	Jun. 30, 2013 RMBS Maximum	Dec. 31, 2012 RMBS Maximum	Jun. 30, 2013 RMBS Non-investment grade	Dec. 31, 2012 RMBS Non-investment grade	Jun. 30, 2013 Other asset-backed financing activities	Jun. 30, 2012 Other asset-backed financing activities	Dec. 31, 2012 Other asset-backed financing activities	Jun. 30, 2013 Other asset-backed financing activities Minimum	Dec. 31, 2012 Other asset-backed financing activities Minimum	Jun. 30, 2013 Other asset-backed financing activities Maximum	Dec. 31, 2012 Other asset-backed financing activities Maximum	Jun. 30, 2013 Other asset-backed financing activities Non-investment grade	Dec. 31, 2012 Other asset-backed financing activities Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	537		274					96	90	1,658		1,929					127	342	452		692					428	686
Weighted-average life, in years	6 years 2 months 14 days	4 years 0 months 0 days								7 years 9 months 18 days	5 years 2 months 14 days								4 years 7 months 7 days	3 years 7 months 6 days
Prepayment speed assumption (rate per annum), in % (as a percent)													2.10%	0.10%	33.80%	27.60%
Impact on fair value from 10% adverse change in prepayment speed										(19.4)		(38.5)
Impact on fair value from 20% adverse change in prepayment speed										(37.3)		(74.3)
Cash flow discount rate per annum, in % (as a percent)				1.20%	1.10%	36.20%	50.20%						1.40%	0.20%	33.40%	42.80%						0.80%	0.70%	19.60%	51.70%
Impact on fair value from 10% adverse change in cash flow discount rate	(9.5)		(14.8)							(41.5)		(62.8)							(0.6)		(1)
Impact on fair value from 20% adverse change in cash flow discount rate	(18.6)		(19.9)							(80.6)		(93.5)							(1.2)		(1.8)
Expected credit losses rate (rate per annum), in % (as a percent)				1.00%	0.90%	34.20%	49.50%						2.50%	0.90%	16.90%	42.80%						0.30%	0.30%	19.30%	51.40%
Impact on fair value from 10% adverse change in expected credit losses	(4.5)		(14.4)							(23.8)		(55.9)							(0.5)		(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(8.8)		(19.2)							(46.5)		(80.3)							(1)		(1.6)

Transfers of financial assets and variable interest entities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	406	467
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(406)	(467)
Other asset-backed financing activities | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	617	1,171
Other asset-backed financing activities | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	7	913
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(624)	(2,084)

Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013	Jun. 30, 2012
VIE Disclosures
Average maturity of CP (in days)	21	27
Average maturity of conduit's assets (in years)	1.5	2.9
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	56,584	61,763	57,242	99,038
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404	183,455	180,513	226,864
Trading assets	245,834	256,399	264,201	284,058
Investment securities	3,546	3,498	3,428	5,326
Other investments	11,628	12,022	12,084	12,773
Net loans	246,186	242,223	248,995	239,164
Premises and equipment	5,459	5,618	5,593	6,846
Loans held-for-sale	23,284	19,894	19,772	20,115
Other assets	72,986	72,912	72,204	77,513
Customer deposits	328,389	308,312	316,681	312,683
Trading liabilities	89,917	90,816	91,490	115,782
Short-term borrowings	20,976	18,641	24,657	19,184
Long-term debt	133,505	148,134	143,094	154,838
Other liabilities	56,117	57,637	56,870	62,259
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,592	1,750	1,934	1,324
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117	0	118
Trading assets	3,850	4,697	3,962	6,053
Investment securities	175	23	20	34
Other investments	2,196	2,289	2,339	2,327
Net loans	4,566	6,053	5,465	6,611
Premises and equipment	561	581	565	609
Loans held-for-sale	11,389	10,505
Other assets	15,410	14,536	14,497	11,946
Total assets of consolidated VIEs	29,686	30,046
Customer deposits	167	247	164	175
Trading liabilities	106	125	111	1,256
Short-term borrowings	4,450	9,582	8,443	7,095
Long-term debt	15,450	14,532	14,508	13,860
Other liabilities	1,140	1,228	1,208	681
Total liabilities of consolidated VIEs	21,313	25,714
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,353	1,534
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,004	1,064
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	8,499	7,324
Other assets	8,541	7,369
Total assets of consolidated VIEs	10,898	9,967
Customer deposits	0	0
Trading liabilities	14	20
Short-term borrowings	0	0
Long-term debt	10,884	9,944
Other liabilities	25	45
Total liabilities of consolidated VIEs	10,923	10,009
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	2	27
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117
Trading assets	57	196
Investment securities	175	23
Other investments	0	0
Net loans	2,671	4,360
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,495	1,637
Total assets of consolidated VIEs	5,736	6,360
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	4,440	5,776
Long-term debt	14	14
Other liabilities	7	6
Total liabilities of consolidated VIEs	4,461	5,796
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	4	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	35	14
Investment securities	0	0
Other investments	0	0
Net loans	825	859
Premises and equipment	0	0
Loans held-for-sale	2,823	3,110
Other assets	3,027	3,111
Total assets of consolidated VIEs	3,891	3,984
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	3,733	3,608
Other liabilities	78	97
Total liabilities of consolidated VIEs	3,811	3,705
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	154	125
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,935	1,861
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	4	4
Total assets of consolidated VIEs	2,093	1,990
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	10	3
Long-term debt	282	500
Other liabilities	10	7
Total liabilities of consolidated VIEs	302	510
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	53	44
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	616	565
Investment securities	0	0
Other investments	1,607	1,712
Net loans	538	405
Premises and equipment	494	509
Loans held-for-sale	67	71
Other assets	510	572
Total assets of consolidated VIEs	3,818	3,807
Customer deposits	0	0
Trading liabilities	7	4
Short-term borrowings	0	0
Long-term debt	97	38
Other liabilities	154	168
Total liabilities of consolidated VIEs	258	210
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	26	20
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	203	997
Investment securities	0	0
Other investments	589	577
Net loans	532	429
Premises and equipment	67	72
Loans held-for-sale	0	0
Other assets	1,833	1,843
Total assets of consolidated VIEs	3,250	3,938
Customer deposits	167	247
Trading liabilities	85	101
Short-term borrowings	0	3,803
Long-term debt	440	428
Other liabilities	866	905
Total liabilities of consolidated VIEs	1,558	5,484

Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Non-consolidated VIEs
Trading assets	245,834	264,201	256,399	284,058
Net loans	246,186	248,995	242,223	239,164
Other assets	72,986	72,204	72,912	77,513
Other liabilities	56,117	56,870	57,637	62,259
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,913		5,921
Net loans	7,504		7,507
Other assets	29		70
Total variable interest assets, non-consolidated VIEs	15,446		13,498
Maximum exposure to loss	30,336		25,751
Non-consolidated VIE assets	217,984		199,216
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	95		100
Net loans	1		8
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	96		108
Maximum exposure to loss	105		108
Non-consolidated VIE assets	7,007		5,163
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,326		3,210
Net loans	421		111
Other assets	0		17
Total variable interest assets, non-consolidated VIEs	5,747		3,338
Maximum exposure to loss	17,807		14,123
Non-consolidated VIE assets	109,492		103,990
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,095		1,143
Net loans	2,484		2,148
Other assets	25		49
Total variable interest assets, non-consolidated VIEs	3,604		3,340
Maximum exposure to loss	3,811		3,575
Non-consolidated VIE assets	60,215		52,268
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	763		868
Net loans	3,424		3,572
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	4,187		4,440
Maximum exposure to loss	6,699		4,906
Non-consolidated VIE assets	25,662		22,304
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	634		600
Net loans	1,174		1,668
Other assets	4		4
Total variable interest assets, non-consolidated VIEs	1,812		2,272
Maximum exposure to loss	1,914		3,039
Non-consolidated VIE assets	15,608		15,491

Financial instruments (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2013
Financial instruments
Loss from change in reference rate	0

Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Assets (CHF million)
Cash and Due from Banks	386	575	569	475
Interest-bearing deposits with banks	396	416	627	624
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	106,474	113,664	148,721
Securities received as collateral	21,675	33,199	30,045	30,191
Trading assets	245,834	264,201	256,399	284,058
Investment securities	3,546	3,428	3,498	5,324
Other investments	8,603	9,053	8,994	9,710
Loans	19,570	22,652	20,000	20,515
Other intangible assets (mortgage servicing rights)	39	42	43	63
Other assets	38,168	35,746	37,275	37,002
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	20,930		29,677
Trading assets	138,381		132,887
Investment securities	2,027		2,070
Other investments	247		271
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	4,962		5,439
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	166,547		170,344
Less other investments - equity at fair value attributable to noncontrolling interests	(221)		(240)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	166,326		170,104
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	247		271
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	216		92
Trading assets	46,148		55,592
Investment securities	2,025		2,066
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	45,429		53,918
Investment securities	1,575		1,583
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	47		1
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,714		29,585
Trading assets	71,520		66,664
Investment securities	2		4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	15,978		3,428
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	7,229		703
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	49		1
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	8,249		2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,735		7,203
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386		569
Interest-bearing deposits with banks	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972		113,664
Securities received as collateral	745		368
Trading assets	739,533		907,889
Investment securities	1,200		1,258
Other investments	431		539
Loans	12,421		13,381
Loans - of which commercial and industrial	6,189		6,191
Loans - of which financial institutions	4,865		5,934
Other intangible assets (mortgage servicing rights)	0		0
Other assets	26,876		26,912
Other assets - of which loans held-for-sale	16,891		14,899
Total assets at fair value	881,960		1,065,207
Less other investments - equity at fair value attributable to noncontrolling interests	(133)		(99)
Less assets consolidated under ASU 2009-17	(9,190)		(8,769)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	872,637		1,056,339
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	348		470
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	218		349
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	83		69
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	48		61
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	186		350
Trading assets	66,264		74,391
Investment securities	1,107		1,168
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	6,863		11,032
Investment securities	2		1
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184		320
Trading assets	25,266		25,932
Investment securities	672		720
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	29,510		30,392
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,237		4,335
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,317		2,620
Investment securities	432		447
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	559		18
Trading assets	6,338		7,746
Investment securities	93		90
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	663,276		823,016
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	530,479		698,297
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	69,797		62,717
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	27,452		25,820
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	27,652		29,274
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,655		2,736
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	14,513		15,509
Investment securities	319		170
Other investments	7,925		8,184
Loans	7,149		6,619
Loans - of which commercial and industrial	4,899		4,778
Loans - of which financial institutions	1,298		1,530
Other intangible assets (mortgage servicing rights)	39		43
Other assets	6,631		5,164
Other assets - of which loans held-for-sale	5,842		4,463
Total assets at fair value	36,576		35,689
Less other investments - equity at fair value attributable to noncontrolling interests	(3,584)		(3,292)
Less assets consolidated under ASU 2009-17	(3,372)		(2,745)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,620		29,652
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,980		3,958
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,617		2,633
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	133		165
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	40		84
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,099		2,243
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,099		2,245
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713		1,818
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	4,511		5,888
Investment securities	317		169
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	30		79
Investment securities	22		21
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	2,057		3,192
Investment securities	120		125
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	906		724
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	306		1,023
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	865		447
Investment securities	175		23
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	423		485
Investment securities	2		1
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,579		6,650
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,560		1,859
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	505		754
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	2,076		1,920
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,627		1,294
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,000		2,486
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(646,593)		(799,886)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(301)		(240)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(646,894)		(800,126)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(646,894)		(800,126)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(646,593)		(799,886)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386		569
Interest-bearing deposits with banks	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972		113,664
Securities received as collateral	21,675		30,045
Trading assets	245,834		256,399
Investment securities	3,546		3,498
Other investments	8,603		8,994
Loans	19,570		20,000
Loans - of which commercial and industrial	11,088		10,969
Loans - of which financial institutions	6,163		7,464
Other intangible assets (mortgage servicing rights)	39		43
Other assets	38,168		37,275
Other assets - of which loans held-for-sale	22,733		19,362
Total assets at fair value	438,189		471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(3,938)		(3,631)
Less assets consolidated under ASU 2009-17	(12,562)		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	421,689		455,969
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,980		3,958
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,617		2,633
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	481		635
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	258		433
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,429		2,583
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,147		2,306
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713		1,818
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	402		442
Trading assets	116,923		135,871
Investment securities	3,449		3,403
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	52,322		65,029
Investment securities	1,599		1,605
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184		320
Trading assets	27,370		29,125
Investment securities	792		845
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,416		31,116
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,543		5,358
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,182		3,067
Investment securities	607		470
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	21,273		29,603
Trading assets	78,281		74,895
Investment securities	97		95
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	39,240		33,208
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	11,390		12,425

Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Liabilities (CHF million)
Due to banks	1,903	2,756	3,413	3,324
Customer deposits	3,600	4,707	4,643	4,825
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	102,500	108,784	143,714
Obligation to return securities received as collateral	21,675	33,199	30,045	30,191
Trading liabilities	89,917	91,490	90,816	115,782
Short-term borrowings	5,620	5,941	4,513	4,456
Long-term debt	63,942	64,547	65,384	66,952
Other liabilities	23,740	25,233	26,871	29,818
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	20,930		29,677
Trading liabilities	54,659		46,867
Short-term borrowings	0		0
Long-term debt	17		218
Other liabilities	0		0
Total liabilities	75,606		76,762
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	17		218
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	216		92
Trading liabilities	24,011		25,782
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	23,723		25,623
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	74		0
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,714		29,585
Trading liabilities	15,498		17,912
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	15,150		3,173
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	6,895		628
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	75		1
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	7,528		2,305
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,903		3,413
Customer deposits	3,538		4,618
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443		108,784
Obligation to return securities received as collateral	745		368
Trading liabilities	679,871		841,631
Short-term borrowings	5,427		4,389
Long-term debt	52,965		55,068
Other liabilities	21,387		24,399
Total liabilities	845,279		1,042,670
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,538		10,565
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	19,652		22,543
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,377		11,006
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,342		2,523
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	186		350
Trading liabilities	9,277		7,014
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	2,573		1,476
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184		320
Trading liabilities	5,745		5,030
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	559		18
Trading liabilities	389		389
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	670,205		834,228
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	524,316		693,430
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	80,097		76,963
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	27,823		28,952
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	29,276		27,684
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	62		25
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	5,369		5,356
Short-term borrowings	193		124
Long-term debt	10,960		10,098
Other liabilities	2,677		2,848
Total liabilities	19,261		18,451
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,306		6,189
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3,088		2,551
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	936		1,160
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	10		196
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	10		196
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	21		6
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,338		5,154
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,095		1,357
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,312		1,648
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,361		819
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,244		1,003
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(649,982)		(803,038)
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	(324)		(376)
Total liabilities	(650,306)		(803,414)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(649,982)		(803,038)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,903		3,413
Customer deposits	3,600		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443		108,784
Obligation to return securities received as collateral	21,675		30,045
Trading liabilities	89,917		90,816
Short-term borrowings	5,620		4,513
Long-term debt	63,942		65,384
Other liabilities	23,740		26,871
Total liabilities	289,840		334,469
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,538		10,565
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	25,958		28,732
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	14,482		13,775
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,278		3,683
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	402		442
Trading liabilities	33,298		32,992
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	26,296		27,099
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184		320
Trading liabilities	5,829		5,226
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	21,273		29,603
Trading liabilities	15,908		18,307
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	40,711		39,517

Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended																																					6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Recurring basis Securities received as collateral	Jun. 30, 2013 Recurring basis Trading assets	Jun. 30, 2012 Recurring basis Trading assets	Jun. 30, 2013 Recurring basis Trading assets Debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities	Jun. 30, 2013 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2013 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2013 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Recurring basis Trading assets Equity securities	Jun. 30, 2012 Recurring basis Trading assets Equity securities	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Recurring basis Trading assets Other	Jun. 30, 2012 Recurring basis Trading assets Other	Jun. 30, 2013 Recurring basis Investment securities	Jun. 30, 2012 Recurring basis Investment securities	Jun. 30, 2013 Recurring basis Other investments	Jun. 30, 2012 Recurring basis Other investments	Jun. 30, 2013 Recurring basis Other investments Hedge funds	Dec. 31, 2012 Recurring basis Other investments Hedge funds	Jun. 30, 2013 Recurring basis Other investments Other equity investments	Dec. 31, 2012 Recurring basis Other investments Other equity investments	Jun. 30, 2013 Recurring basis Other investments Other equity investments - of which private	Dec. 31, 2012 Recurring basis Other investments Other equity investments - of which private	Jun. 30, 2013 Recurring basis Other investments Life finance instruments	Jun. 30, 2012 Recurring basis Other investments Life finance instruments	Jun. 30, 2013 Recurring basis Other investments Equity securities	Jun. 30, 2012 Recurring basis Other investments Equity securities	Jun. 30, 2013 Recurring basis Loans	Jun. 30, 2012 Recurring basis Loans	Jun. 30, 2013 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2012 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2013 Recurring basis Loans - of which financial institutions	Jun. 30, 2012 Recurring basis Loans - of which financial institutions	Jun. 30, 2013 Recurring basis Other intangible assets.	Jun. 30, 2012 Recurring basis Other intangible assets.	Jun. 30, 2013 Recurring basis Other assets	Jun. 30, 2012 Recurring basis Other assets	Jun. 30, 2013 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2012 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2013 Recurring basis Other assets - of which loans held-for-sale RMBS	Jun. 30, 2013 Recurring basis Assets	Jun. 30, 2012 Recurring basis Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1,204	193	15,509	22,278	5,888	10,028	3,192	5,076	724	1,786	1,023	1,517	447	727	485	467	6,650	9,587	1,859	2,547	1,294	2,171	1,920	2,732	2,486	2,196	170	102	8,184	9,045	133	165	2,099	2,243	2,099	2,245	1,818	1,969	6,366	7,076	6,619	6,842	4,778	4,559	1,530	2,179	43	70	5,164	7,469	4,463	6,901		35,689	47,203
Transfers in, assets	2,128	3,380	0	0	1,736	2,578	465	1,269	146	479	257	517	26	111	14	136	190	287	916	912	42	55	721	455	149	396	165	110	0	0	0	4							0	0	0	4	93	220	81	114	11	76	0	0	1,551	1,180	1,540	1,155		3,380	3,982
Transfers out, assets	(2,174)	(5,513)	0	(195)	(2,273)	(2,759)	(979)	(1,477)	(483)	(665)	(292)	(545)	(100)	(154)	(39)	(44)	(173)	(39)	(897)	(1,128)	(198)	(247)	(262)	(328)	(258)	(459)	(224)	(115)	0	0	(40)	(48)							0	0	(40)	(48)	(1,644)	(97)	(322)	(97)	(2)	0	0	0	(1,556)	(1,593)	(1,554)	(1,592)		(5,513)	(4,692)
Purchases, assets			0	0	6,157	4,775	3,291	3,338	1,009	2,268	758	477	129	206	1,384	300	139	198	0	0	0	0	0	0	0	0	2,727	1,239	166	0	845	490							100	70	745	420	368	327	368	92	1	227	0	2	2,673	1,513	2,494	1,465		10,209	7,107
Sales, assets			0	0	(6,973)	(6,884)	(4,604)	(5,310)	(2,020)	(3,323)	(638)	(999)	(821)	(142)	(1,008)	(485)	(236)	(446)	0	0	0	0	0	0	0	0	(2,133)	(1,128)	(17)	(7)	(1,515)	(783)							(186)	(154)	(1,329)	(629)	(834)	(712)	(595)	(353)	(119)	(345)	0	0	(1,707)	(1,744)	(1,538)	(1,662)		(11,046)	(10,130)
Issuances, assets			0	0	721	701	0	0	0	0	0	0	0	0	0	0	0	0	721	701	164	152	111	145	116	259	0	0	0	0	0	0							0	0	0	0	3,593	1,779	1,346	1,095	240	496	0	0	700	101	700	101		5,014	2,581
Settlements, assets			0	0	(1,069)	(1,656)	0	0	0	0	0	0	0	0	0	0	0	0	(1,004)	(1,656)	(198)	(369)	(302)	(385)	(225)	(616)	(65)	0	0	0	0	0							0	0	0	0	(1,193)	(1,803)	(780)	(1,459)	(363)	(329)	0	0	(501)	(664)	(501)	(665)		(2,763)	(4,123)
Gain (loss) on transfers in/out included in trading revenues, assets			0	0	233	115	130	28	113	35	6	(11)	(3)	(5)	2	1	6	16	96	73	2	11	33	0	62	57	1	(2)	0	0	0	0							0	0	0	0	(1)	5	0	5	0	0	0	0	16	54	15	53		248	174
Gain (loss) on all other activity included in trading revenues, assets			(25)	0	5	47	150	34	9	232	64	26	33	(170)	45	17	(2)	(52)	(97)	55	(161)	34	(9)	22	250	(129)	(46)	10	0	0	(82)	26							(80)	25	(2)	1	(81)	(186)	(126)	12	(49)	(221)	0	0	133	318	92	286	90	(25)	180
Gain (loss) on transfers in/out included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0							0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	276	381							0	0	276	381	0	0	0	0	0	0	(6)	(9)	0	0	0	0		270	372
Foreign currency translation impact, assets			7	2	467	82	170	25	91	23	27	2	19	1	20	2	14	(2)	194	42	50	12	41	11	62	7	89	17	0	(3)	257	43							61	12	196	31	229	25	149	10	49	10	2	0	158	1	131	10		1,113	157
Balance at end of period, assets			1,186	0	14,513	19,277	4,511	7,935	2,057	4,125	906	1,253	306	1,364	865	654	423	429	6,579	8,586	1,560	2,195	1,627	2,091	2,076	2,247	3,000	2,327	319	92	7,925	9,158	133	165	2,099	2,243	2,099	2,245	1,713	1,922	6,212	7,236	7,149	6,400	4,899	3,978	1,298	2,093	39	63	6,631	6,635	5,842	6,052		36,576	42,811

Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		193
Transfers in, liabilities		0
Transfers out, liabilities		(195)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		2
Balance at end of period, liabilities		0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	53
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	(13)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(3)
Balance at end of period, liabilities	62
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,356	7,343
Transfers in, liabilities	1,024	704
Transfers out, liabilities	(814)	(980)
Purchases, liabilities	53	36
Sales, liabilities	(155)	(271)
Issuances, liabilities	489	465
Settlements, liabilities	(1,125)	(1,282)
Gain (loss) on transfers in/out included in trading revenues, liabilities	124	41
Gain (loss) on all other activity included in trading revenues, liabilities	252	47
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	165	28
Balance at end of period, liabilities	5,369	6,131
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,357	1,588
Transfers in, liabilities	59	79
Transfers out, liabilities	(132)	(377)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	82	63
Settlements, liabilities	(43)	(66)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	23
Gain (loss) on all other activity included in trading revenues, liabilities	(269)	13
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	38	11
Balance at end of period, liabilities	1,095	1,334
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,648	2,836
Transfers in, liabilities	15	1
Transfers out, liabilities	(14)	(167)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	13	0
Settlements, liabilities	(472)	(496)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	20
Gain (loss) on all other activity included in trading revenues, liabilities	73	1
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	50	10
Balance at end of period, liabilities	1,312	2,205
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	819	1,520
Transfers in, liabilities	808	520
Transfers out, liabilities	(267)	(313)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	71	69
Settlements, liabilities	(226)	(459)
Gain (loss) on transfers in/out included in trading revenues, liabilities	40	30
Gain (loss) on all other activity included in trading revenues, liabilities	89	(113)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	27	2
Balance at end of period, liabilities	1,361	1,256
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,003	1,022
Transfers in, liabilities	111	62
Transfers out, liabilities	(302)	(109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	275	236
Settlements, liabilities	(308)	(191)
Gain (loss) on transfers in/out included in trading revenues, liabilities	90	(32)
Gain (loss) on all other activity included in trading revenues, liabilities	341	(99)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	34	0
Balance at end of period, liabilities	1,244	889
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	124	236
Transfers in, liabilities	46	4
Transfers out, liabilities	(34)	(60)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	203	129
Settlements, liabilities	(86)	(233)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	9
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	5	(1)
Balance at end of period, liabilities	193	78
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,098	12,715
Transfers in, liabilities	1,728	1,493
Transfers out, liabilities	(1,209)	(1,654)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,818	1,438
Settlements, liabilities	(2,787)	(2,852)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	116
Gain (loss) on all other activity included in trading revenues, liabilities	(51)	351
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	347	70
Balance at end of period, liabilities	10,960	11,677
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,189	7,576
Transfers in, liabilities	321	657
Transfers out, liabilities	(893)	(852)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,966	1,039
Settlements, liabilities	(1,160)	(1,517)
Gain (loss) on transfers in/out included in trading revenues, liabilities	12	59
Gain (loss) on all other activity included in trading revenues, liabilities	(352)	152
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	223	53
Balance at end of period, liabilities	6,306	7,167
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,551	3,585
Transfers in, liabilities	1,369	744
Transfers out, liabilities	(196)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	438	173
Settlements, liabilities	(1,274)	(1,171)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	53
Gain (loss) on all other activity included in trading revenues, liabilities	114	147
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	76	6
Balance at end of period, liabilities	3,088	2,821
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,848	3,891
Transfers in, liabilities	31	131
Transfers out, liabilities	(131)	(46)
Purchases, liabilities	62	273
Sales, liabilities	(280)	(668)
Issuances, liabilities	1	1
Settlements, liabilities	(58)	(219)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	80
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	135	115
Foreign currency translation impact, liabilities	77	7
Balance at end of period, liabilities	2,677	3,558
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,160	1,909
Transfers in, liabilities	12	72
Transfers out, liabilities	(77)	(19)
Purchases, liabilities	45	266
Sales, liabilities	(230)	(661)
Issuances, liabilities	0	0
Settlements, liabilities	0	(46)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	144
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	38	6
Balance at end of period, liabilities	936	1,671
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,451	24,378
Transfers in, liabilities	2,829	2,332
Transfers out, liabilities	(2,188)	(2,935)
Purchases, liabilities	115	309
Sales, liabilities	(435)	(939)
Issuances, liabilities	3,564	2,033
Settlements, liabilities	(4,056)	(4,586)
Gain (loss) on transfers in/out included in trading revenues, liabilities	120	144
Gain (loss) on all other activity included in trading revenues, liabilities	109	487
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	135	115
Foreign currency translation impact, liabilities	591	106
Balance at end of period, liabilities	19,261	21,444

Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	17,238	22,825
Transfers in, net assets/liabilities	551	1,650
Transfers out, net assets/liabilities	(3,325)	(1,757)
Purchases, net assets/liabilities	10,094	6,798
Sales, net assets/liabilities	(10,611)	(9,191)
Issuances, net assets/liabilities	1,450	548
Settlements, net assets/liabilities	1,293	463
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	128	30
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(134)	(307)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(26)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	135	257
Foreign currency translation impact, net assets/liabilities	522	51
Balance at beginning of period, net assets/liabilities	17,315	21,367

Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		103	(20)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(976)	431
Transfers into level 3 assets	2,128	3,380
Transfers out of level 3 assets	2,174	5,513
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		(6)	(277)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		(1,079)	113
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues		109	257
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date		103	318

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets and liabilities recorded at fair value
Loans	0.4	0.5
Level 3
Assets and liabilities recorded at fair value
Loans	0.4	0.5

Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Financial instruments (CHF million)
Interest-bearing deposits with banks	1,563	1,781	1,945	2,328
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404	180,513	183,455	226,864
Loans	246,186	248,995	242,223	239,164
Other assets	72,986	72,204	72,912	77,513
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(99,073)	(127,182)	(132,721)	(189,266)
Short-term borrowings	(20,976)	(24,657)	(18,641)	(19,184)
Long-term debt	(133,505)	(143,094)	(148,134)	(154,838)
Other liabilities	(56,117)	(56,870)	(57,637)	(62,259)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	715		920
Financial instruments (CHF million)
Interest-bearing deposits with banks	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972		113,664
Loans	19,570		20,000
Other assets	25,863		22,060
Due to banks and customer deposits	(780)		(531)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)		(108,784)
Short-term borrowings	(5,620)		(4,513)
Long-term debt	(63,942)		(65,384)
Other liabilities	(2,278)		(3,683)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,090		3,810
Financial instruments (CHF million)
Interest-bearing deposits with banks	391		615
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,602		113,196
Loans	20,470		20,278
Other assets	31,188		29,787
Due to banks and customer deposits	(774)		(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,373)		(108,701)
Short-term borrowings	(5,562)		(4,339)
Long-term debt	(65,054)		(66,998)
Other liabilities	(3,741)		(6,186)
Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,375)		(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	5		12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	370		468
Loans	(900)		(278)
Other assets	(5,325)		(7,727)
Due to banks and customer deposits	(6)		(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(70)		(83)
Short-term borrowings	(58)		(174)
Long-term debt	1,112		1,614
Other liabilities	1,463		2,503

Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	(12)
Net gains/(losses) of which related to credit risk - on assets	0	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	4	0
Net gains/(losses) of which related to credit risk - on assets	(2)	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	532	628
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	10
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(34)	26
Net gains/(losses) of which related to credit risk - on assets	0	10
Loans
Gains (losses) on financial instruments
Net gains/(losses)	224	1
Net gains/(losses) of which related to credit risk - on assets	(107)	259
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,128	1,223
Net gains/(losses) of which related to credit risk - on assets	300	268
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	13	4
Net gains/(losses) of which related to credit risk - on liabilities	(1)	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	40	30
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	6	(131)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	800	(3,005)
Net gains/(losses) of which related to credit risk - on liabilities	10	(1,298)
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes	38	(500)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(20)	(785)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	239	265
Net gains/(losses) of which related to credit risk - on liabilities	51	294

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,553	4,597
Redeemable	3,639	4,297
Total fair value	8,192	8,894
Unfunded commitments	981	1,273
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,169	1,958
Redeemable attributable to non-controlling interest	112	107
Unfunded commitments attributable to non-controlling interest	503	418
Fair value of investments valued at an amount other than net asset value where it is probable they will be sold	287
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	155	179
Redeemable	3,204	3,737
Total fair value	3,359	3,916
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	126	127
Redeemable	18	38
Total fair value	144	165
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	29	52
Redeemable	3,275	3,810
Total fair value	3,304	3,862
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	52.00%	57.00%
Percentage of investment subject to monthly redemption	18.00%	13.00%
Percentage of investment subject to quarterly redemption	11.00%	13.00%
Percentage of investment subject to annual redemption	18.00%	17.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(89)	(111)
Total fair value	(89)	(111)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,398	4,418
Redeemable	435	560
Total fair value	4,833	4,978
Unfunded commitments	981	1,273
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	46	75
Redeemable	435	560
Total fair value	481	635
Unfunded commitments	55	203
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	23.00%	19.00%
Percentage of investment subject to quarterly redemption	54.00%	66.00%
Percentage of investment subject to annual redemption	17.00%	11.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,980	3,958
Redeemable	0	0
Total fair value	3,980	3,958
Unfunded commitments	926	1,070
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	372	385
Redeemable	0	0
Total fair value	372	385
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	40	69
Redeemable	218	364
Total fair value	258	433
Unfunded commitments	22	157
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	111	97
Redeemable	0	0
Total fair value	111	97
Unfunded commitments	3	17
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	3
Redeemable	32	43
Total fair value	35	46
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,617	2,633
Redeemable	0	0
Total fair value	2,617	2,633
Unfunded commitments	594	724
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	406	382
Redeemable	0	0
Total fair value	406	382
Unfunded commitments	134	131
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	3
Redeemable	185	153
Total fair value	188	156
Unfunded commitments	33	46
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	846
Redeemable	0	0
Total fair value	846	846
Unfunded commitments	195	198

Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,986	4,520
Transfers out of level 1 to level 2, Trading assets	257	314
Transfers to level 1 out of level 2, Trading liabilities	3,792	5,185
Transfers out of level 1 to level 2, Trading liabilities	43	118
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	471	47
Transfers out of level 1 to level 2, Trading assets	85	96
Transfers to level 1 out of level 2, Trading liabilities	6	26
Transfers out of level 1 to level 2, Trading liabilities	17	32
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	422	99
Transfers out of level 1 to level 2, Trading assets	171	202
Transfers to level 1 out of level 2, Trading liabilities	250	43
Transfers out of level 1 to level 2, Trading liabilities	17	20
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,093	4,374
Transfers out of level 1 to level 2, Trading assets	1	16
Transfers to level 1 out of level 2, Trading liabilities	3,536	5,116
Transfers out of level 1 to level 2, Trading liabilities	9	66

Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Jun. 30, 2013 Trading assets	Dec. 31, 2012 Trading assets	Jun. 30, 2012 Trading assets	Dec. 31, 2011 Trading assets	Jun. 30, 2013 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Weighted average	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Jun. 30, 2013 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Jun. 30, 2013 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Equity securities Market comparable	Dec. 31, 2012 Trading assets Equity securities Market comparable	Jun. 30, 2013 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Trading assets Equity securities Market comparable Minimum	Jun. 30, 2013 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Trading assets Equity securities Market comparable Maximum	Jun. 30, 2013 Trading assets Equity securities Market comparable Weighted average	Jun. 30, 2013 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2011 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Jun. 30, 2013 Trading assets Other	Dec. 31, 2012 Trading assets Other	Jun. 30, 2012 Trading assets Other	Dec. 31, 2011 Trading assets Other	Jun. 30, 2013 Trading assets Other Discounted cash flow	Dec. 31, 2012 Trading assets Other Discounted cash flow	Jun. 30, 2013 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Other Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Other Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Other Market comparable	Dec. 31, 2012 Trading assets Other Market comparable	Jun. 30, 2013 Trading assets Other Market comparable Minimum	Dec. 31, 2012 Trading assets Other Market comparable Minimum	Jun. 30, 2013 Trading assets Other Market comparable Maximum	Dec. 31, 2012 Trading assets Other Market comparable Maximum	Jun. 30, 2013 Trading assets Other Market comparable Weighted average	Jun. 30, 2013 Investment securities	Dec. 31, 2012 Investment securities	Jun. 30, 2012 Investment securities	Dec. 31, 2011 Investment securities	Jun. 30, 2013 Other investments	Dec. 31, 2012 Other investments	Jun. 30, 2012 Other investments	Dec. 31, 2011 Other investments	Jun. 30, 2013 Other investments Private equity	Dec. 31, 2012 Other investments Private equity	Jun. 30, 2013 Other investments Hedge funds	Dec. 31, 2012 Other investments Hedge funds	Jun. 30, 2013 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments	Jun. 30, 2013 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Weighted average	Jun. 30, 2013 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Weighted average	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Minimum	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Maximum	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Weighted average	Jun. 30, 2013 Other investments Equity securities	Dec. 31, 2012 Other investments Equity securities	Jun. 30, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Jun. 30, 2013 Loans	Dec. 31, 2012 Loans	Jun. 30, 2012 Loans	Dec. 31, 2011 Loans	Jun. 30, 2013 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Weighted average	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Minimum	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Maximum	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Weighted average	Jun. 30, 2013 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Weighted average	Jun. 30, 2013 Other intangible assets.	Dec. 31, 2012 Other intangible assets.	Jun. 30, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Jun. 30, 2013 Other assets	Dec. 31, 2012 Other assets	Jun. 30, 2012 Other assets	Dec. 31, 2011 Other assets	Jun. 30, 2013 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Weighted average	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Weighted average	Jun. 30, 2013 Assets	Dec. 31, 2012 Assets	Jun. 30, 2012 Assets	Dec. 31, 2011 Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,186	1,204	0	193	14,513	15,509	19,277	22,278	4,511	5,888	7,935	10,028	2,057	3,192	4,125	5,076	136	754						797	1,231						872	797						906	724	1,253	1,786						306	1,023	1,364	1,517						865	447	654	727	442	123						175	193						86	78						423	485	429	467	41	26						191	237						6,579	6,650	8,586	9,587	1,560	1,859	2,195	2,547						1,627	1,294	2,091	2,171						2,076	1,920	2,247	2,732						3,000	2,486	2,327	2,196	553	564						2,313	1,891						319	170	92	102	7,925	8,184	9,158	9,045	3,980	3,958	133	165	2,099	2,243	1,713	1,818	1,922	1,969						2,099	2,245	650	759						963	903						6,212	6,366	7,236	7,076	7,149	6,619	6,400	6,842	4,899	4,778	3,978	4,559	4,459						282				1,298	1,530	2,093	2,179						39	43	63	70	6,631	5,164	6,635	7,469	5,842	4,463	6,052	6,901	796	328						2,546	2,031						1,786	2,009						36,576	35,689	42,811	47,203
Unobservable input
Buyback probability (in %)																			50.00%	50.00%	100.00%	100.00%	61.00%
Capitalization rate (in %)																																																			4.00%	5.00%	12.00%	12.00%	9.00%																																7.00%	7.00%	7.00%	7.00%	7.00%
Correlation (in %)																			(83.00%)	(87.00%)	93.00%	97.00%	15.00%																																																																																				17.00%	17.00%	100.00%	100.00%	72.00%					41.00%	30.00%	97.00%	97.00%	60.00%					(83.00%)	(87.00%)	93.00%	97.00%	15.00%
Credit spread (in bp)																										54	0	650	2,439	406																																																																													21	34	500	157	92					1	1	2,688	5,843	140																																																							963	1,070	1,315	2,049	1,123																					37	0	2,527	2,763	507									99	0	920	888	461															110	20	1,710	1,458	522
Contingent probability (in %)																																																																																																																																																																															50.00%	50.00%	50.00%	50.00%	50.00%
EBITDA multiple																																																																																														3	3	12	12	8																																																																																				2	2	12	13	8
Internal rate of return (in %)																																																				9.00%		15.00%
Life expectancy (in years)																																																																																																																																								4	4	20	20	10																										1	1	22	23	9
Prepayment rate (in %)																																										0.00%	0.00%	26.00%	55.00%	7.00%					0.00%	0.00%	10.00%	10.00%	7.00%							0.00%	0.00%	20.00%	40.00%	16.00%																																									2.00%	2.00%	45.00%	45.00%	28.00%					0.00%	0.00%	25.00%	40.00%	5.00%
Price (in %)																																	0.00%	0.00%	136.00%	146.00%	90.00%																																0.00%	0.00%	138.00%	102.00%	102.00%			84.00%	80.00%	97.00%	93.00%	87.00%																																																															0.00%	0.00%	123.00%	103.00%	38.00%																																																											0.00%	100.00%	48.00%																															1.00%	0.00%	150.00%	103.00%	103.00%			0.00%	0.00%	116.00%	115.00%	73.00%
Recovery rate (in %)																																																																																																																				0.00%	0.00%	77.00%	75.00%	25.00%
Volatility (in %)																																																																																																											2.00%	(5.00%)	31.00%	31.00%	7.00%														4.00%	2.00%	148.00%	157.00%	30.00%
Volatility skew (in %)																																																																																																											(9.00%)		4.00%		(2.00%)
Discount rate (in %)																																										1.00%	2.00%	38.00%	50.00%	10.00%					0.00%	2.00%	34.00%	35.00%	15.00%							3.00%	2.00%	19.00%	35.00%	6.00%																					15.00%		15.00%		15.00%																									0.00%	2.00%	38.00%	35.00%	10.00%
Default rate (in %)																																										0.00%	0.00%	25.00%	25.00%	7.00%					0.00%	0.00%	15.00%	40.00%	4.00%							1.00%	0.00%	3.00%	25.00%	2.00%																																																		0.00%	0.00%	25.00%	25.00%	11.00%
Loss severity (in %)																																										0.00%	0.00%	100.00%	100.00%	39.00%					0.00%	0.00%	50.00%	90.00%	14.00%							25.00%	0.00%	50.00%	100.00%	33.00%																																																		0.00%	0.00%	100.00%	100.00%	58.00%

Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2012 Obligation to return securities received as collateral	Dec. 31, 2011 Obligation to return securities received as collateral	Jun. 30, 2013 Due to banks and customer deposits	Dec. 31, 2012 Due to banks and customer deposits	Jun. 30, 2013 Trading Liabilities	Dec. 31, 2012 Trading Liabilities	Jun. 30, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Jun. 30, 2013 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Jun. 30, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Weighted average	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Weighted average	Jun. 30, 2013 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives	Jun. 30, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2013 Trading Liabilities Equity/Index-related products	Dec. 31, 2012 Trading Liabilities Equity/Index-related products	Jun. 30, 2012 Trading Liabilities Equity/Index-related products	Dec. 31, 2011 Trading Liabilities Equity/Index-related products	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Minimum	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Maximum	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Weighted average	Jun. 30, 2013 Short-term borrowings.	Dec. 31, 2012 Short-term borrowings.	Jun. 30, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Jun. 30, 2013 Long-term debt	Dec. 31, 2012 Long-term debt	Jun. 30, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Jun. 30, 2013 Other liabilities	Dec. 31, 2012 Other liabilities	Jun. 30, 2012 Other liabilities	Dec. 31, 2011 Other liabilities	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2012 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Jun. 30, 2013 Liabilities:	Dec. 31, 2012 Liabilities:	Jun. 30, 2012 Liabilities:	Dec. 31, 2011 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	193	62	25	5,369	5,356	6,131	7,343	1,095	1,357	1,334	1,588						1,312	1,648	2,205	2,836						1,361	819	1,256	1,520						1,244	1,003	889	1,022						193	124	78	236	10,960	10,098	11,677	12,715	6,306	6,189	7,167	7,576						3,088	2,551	2,821	3,585	2,763	2,255						262	230						2,677	2,848	3,558	3,891	936	1,160	1,671	1,909	263	290						651	646						19,261	18,451	21,444	24,378
Unobservable input
Basis spread (in bp)													(21)	(28)	211	54	106
Buyback probability (in %)																																								50.00%	50.00%	100.00%	100.00%	61.00%													50.00%	50.00%	100.00%	100.00%	61.00%
Correlation (in %)													(30.00%)	17.00%	99.00%	100.00%	62.00%					(10.00%)	(10.00%)	70.00%	70.00%	50.00%					42.00%	0.00%	98.00%	47.00%	46.00%					(83.00%)	(87.00%)	93.00%	97.00%	15.00%													(83.00%)	(87.00%)	99.00%	97.00%	16.00%
Credit spread (in bp)																															1	0	2,688	5,843	151																																																							175	0	1,710	1,532	965
Gap risk (in %)																																								0.00%	0.00%	8.00%	4.00%	0.00%													0.00%	0.00%	8.00%	12.00%	0.00%
Mean reversion (in %)													3.00%	(33.00%)	10.00%	5.00%	7.00%
Prepayment rate (in %)													5.00%	4.00%	45.00%	45.00%	31.00%					20.00%	4.00%	32.00%	22.00%	26.00%					0.00%	0.00%	25.00%	40.00%	3.00%
Price (in %)																																																																				0.00%	0.00%	150.00%	103.00%	103.00%			0.00%	0.00%	87.00%	87.00%	7.00%																		0.00%	0.00%	99.00%	100.00%	74.00%
Recovery rate (in %)																															20.00%	0.00%	77.00%	77.00%	42.00%																																																							10.00%		10.00%		10.00%
Skew (in %)																																								59.00%	56.00%	129.00%	128.00%	94.00%
Volatility (in %)																																								4.00%	2.00%	148.00%	157.00%	29.00%													4.00%	2.00%	148.00%	157.00%	29.00%
Discount rate (in %)																															0.00%	2.00%	38.00%	35.00%	10.00%
Default rate (in %)																															0.00%	0.00%	25.00%	25.00%	11.00%
Loss severity (in %)																															0.00%	0.00%	100.00%	100.00%	58.00%

Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Financial assets (CHF million)
Loans	246,186	248,995	242,223	239,164
Financial liabilities (CHF million)
Short-term borrowings	20,976	24,657	18,641	19,184
Long-term debt	133,505	143,094	148,134	154,838
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432		69,791
Loans	222,575		218,281
Other financial assets	152,471		132,147
Financial liabilities (CHF million)
Due to banks and deposits	352,326		331,270
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630		23,937
Short-term borrowings	15,357		14,128
Long-term debt	69,563		82,750
Other financial liabilities	117,769		89,361
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other financial assets	58,890		63,900
Financial liabilities (CHF million)
Due to banks and deposits	207,672		200,838
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other financial liabilities	0		0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	72,911		69,764
Loans	221,822		221,030
Other financial assets	92,207		66,798
Financial liabilities (CHF million)
Due to banks and deposits	144,555		130,313
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630		23,939
Short-term borrowings	15,363		14,131
Long-term debt	65,972		79,846
Other financial liabilities	116,533		88,121
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	521		27
Loans	4,454		4,482
Other financial assets	1,806		1,772
Financial liabilities (CHF million)
Due to banks and deposits	10		9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	4,364		4,546
Other financial liabilities	1,151		1,171
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432		69,791
Loans	226,276		225,512
Other financial assets	152,903		132,470
Financial liabilities (CHF million)
Due to banks and deposits	352,237		331,160
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630		23,939
Short-term borrowings	15,363		14,131
Long-term debt	70,336		84,392
Other financial liabilities	117,684		89,292

Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	146,389	151,419
of which encumbered	86,390	90,745
Fair value of collateral received with the right to sell or repledge	387,061	402,793
of which sold or repledged	293,292	292,514

Litigation (Details)	3 Months Ended			3 Months Ended
Jun. 30, 2013 CHF	Jun. 30, 2013 Minimum CHF	Jun. 30, 2013 Maximum CHF	Jun. 30, 2013 Singapore MAS matter Monetary Authority of Singapore Minimum SGD	Jun. 30, 2013 Singapore MAS matter Monetary Authority of Singapore Maximum SGD	Jun. 30, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)
							Jun. 30, 2013 Group parent company Auction rate securities Elbit Systems Ltd. US District Court for the Southern District of New York (SDNY) USD ($)
Loss Contingencies
Range of possible losses that are not covered by existing provisions		0	2,300,000,000
Net litigation provisions recorded	155,000,000
Litigation disclosures
RMBS offerings by third party						283,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC						12.00%
Value of RMBS issued by third party underwritten by CSS LLC						34,000,000
Fines, judgments and settlements paid							16,000,000
Additional Statutory Reserves, deposited with the Monetary Authority of Singapore in a non-interest bearing account				400,000,000	600,000,000

Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498
Commissions and fees	3,611	3,328	3,116	6,939	6,278
Trading revenues	357	1,815	1,156	2,172	1,345
Other revenues	417	220	375	637	1,177
Net revenues	7,026	7,170	6,261	14,196	12,298
Provision for credit losses	51	22	25	73	59
Compensation and benefits	2,973	3,024	3,005	5,997	6,716
General and administrative expenses	1,901	1,754	1,673	3,655	3,326
Commission expenses	462	479	427	941	868
Total other operating expenses	2,363	2,233	2,100	4,596	4,194
Total operating expenses	5,336	5,257	5,105	10,593	10,910
Income tax expense	475	510	311	985	295
Net income	1,164	1,381	820	2,545	1,034
Net income/(loss) attributable to noncontrolling interests	119	78	32	197	202
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,690		1,996	3,402	3,837
Interest expense	(1,053)		(1,175)	(2,027)	(2,209)
Net interest income	637		821	1,375	1,628
Commissions and fees	1,076		913	2,030	1,873
Trading revenues	(466)		(497)	(459)	243
Other revenues	280		129	497	415
Net revenues	1,527		1,366	3,443	4,159
Provision for credit losses	2		0	2	(4)
Compensation and benefits	896		814	1,821	1,973
General and administrative expenses	508		383	1,015	800
Commission expenses	58		58	121	114
Total other operating expenses	566		441	1,136	914
Total operating expenses	1,462		1,255	2,957	2,887
Income tax expense	(28)		33	71	432
Net income	91		78	413	844
Net income/(loss) attributable to noncontrolling interests	98		13	167	199
Net income attributable to shareholders	(7)		65	246	645
Income from continuing operations before taxes	63		111	484	1,276
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,392		4,909	7,370	8,224
Interest expense	(2,507)		(4,232)	(4,467)	(6,576)
Net interest income	1,885		677	2,903	1,648
Commissions and fees	2,488		2,144	4,810	4,285
Trading revenues	822		1,578	2,623	1,198
Other revenues	139		232	163	747
Net revenues	5,334		4,631	10,499	7,878
Provision for credit losses	33		10	35	36
Compensation and benefits	1,989		2,171	4,102	4,718
General and administrative expenses	1,416		1,295	2,679	2,520
Commission expenses	401		365	814	746
Total other operating expenses	1,817		1,660	3,493	3,266
Total operating expenses	3,806		3,831	7,595	7,984
Income tax expense	483		221	868	(155)
Net income	1,012		569	2,001	13
Net income/(loss) attributable to noncontrolling interests	222		70	368	89
Net income attributable to shareholders	790		499	1,633	(76)
Income from continuing operations before taxes	1,495		790	2,869	(142)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,082		6,905	10,772	12,061
Interest expense	(3,560)		(5,407)	(6,494)	(8,785)
Net interest income	2,522		1,498	4,278	3,276
Commissions and fees	3,564		3,057	6,840	6,158
Trading revenues	356		1,081	2,164	1,441
Other revenues	419		361	660	1,162
Net revenues	6,861		5,997	13,942	12,037
Provision for credit losses	35		10	37	32
Compensation and benefits	2,885		2,985	5,923	6,691
General and administrative expenses	1,924		1,678	3,694	3,320
Commission expenses	459		423	935	860
Total other operating expenses	2,383		2,101	4,629	4,180
Total operating expenses	5,268		5,086	10,552	10,871
Income tax expense	455		254	939	277
Net income	1,103		647	2,414	857
Net income/(loss) attributable to noncontrolling interests	320		83	535	288
Net income attributable to shareholders	783		564	1,879	569
Income from continuing operations before taxes	1,558		901	3,353	1,134
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	13		21	27	52
Interest expense	(11)		(19)	(23)	(50)
Net interest income	2		2	4	2
Commissions and fees	1		3	3	5
Trading revenues	0		0	0	0
Other revenues	1,039		789	2,314	817
Net revenues	1,042		794	2,321	824
Provision for credit losses	0		0	0	0
Compensation and benefits	18		23	32	35
General and administrative expenses	(34)		(24)	(74)	(53)
Commission expenses	0		1	0	1
Total other operating expenses	(34)		(23)	(74)	(52)
Total operating expenses	(16)		0	(42)	(17)
Income tax expense	13		6	15	9
Net income	1,045		788	2,348	832
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	1,045		788	2,348	832
Income from continuing operations before taxes	1,058		794	2,363	841
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	124		118	244	226
Interest expense	(7)		(4)	(78)	(6)
Net interest income	117		114	166	220
Commissions and fees	46		56	96	115
Trading revenues	1		75	8	(96)
Other revenues	(1,041)		(775)	(2,337)	(802)
Net revenues	(877)		(530)	(2,067)	(563)
Provision for credit losses	16		15	36	27
Compensation and benefits	70		(3)	42	(10)
General and administrative expenses	11		19	35	59
Commission expenses	3		3	6	7
Total other operating expenses	14		22	41	66
Total operating expenses	84		19	83	56
Income tax expense	7		51	31	9
Net income	(984)		(615)	(2,217)	(655)
Net income/(loss) attributable to noncontrolling interests	(201)		(51)	(338)	(86)
Net income attributable to shareholders	(783)		(564)	(1,879)	(569)
Income from continuing operations before taxes	(977)		(564)	(2,186)	(646)

Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive income (CHF million)
Net income	1,164	1,381	820	2,545	1,034
Gains/(losses) on cash flow hedges	(15)	2	(4)	(13)	10
Foreign currency translation	(166)	927	1,115	761	(2)
Unrealized gains/(losses) on securities	(14)	(7)	(47)	(21)	137
Actuarial gains/(losses)	81	70	46	151	119
Net prior service cost	(31)	(27)	(14)	(58)	(36)
Other comprehensive income/(loss), net of tax	(145)	965	1,096	820	228
Comprehensive income/(loss)	1,019	2,346	1,916	3,365	1,262
Comprehensive income/(loss) attributable to noncontrolling interests	110	205	217	315	208
Comprehensive income/(loss) attributable to shareholders	909	2,141	1,699	3,050	1,054
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	91		78	413	844
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(15)		999	724	169
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	10		10	20	19
Net prior service cost	0		0	0	(1)
Other comprehensive income/(loss), net of tax	(5)		1,009	744	187
Comprehensive income/(loss)	86		1,087	1,157	1,031
Comprehensive income/(loss) attributable to noncontrolling interests	94		208	286	229
Comprehensive income/(loss) attributable to shareholders	(8)		879	871	802
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	1,012		569	2,001	13
Gains/(losses) on cash flow hedges	(21)		2	(17)	1
Foreign currency translation	(151)		108	44	(282)
Unrealized gains/(losses) on securities	(6)		(52)	(10)	122
Actuarial gains/(losses)	4		4	8	7
Net prior service cost	0		0	0	1
Other comprehensive income/(loss), net of tax	(174)		62	25	(151)
Comprehensive income/(loss)	838		631	2,026	(138)
Comprehensive income/(loss) attributable to noncontrolling interests	201		262	479	102
Comprehensive income/(loss) attributable to shareholders	637		369	1,547	(240)
Bank
Comprehensive income (CHF million)
Net income	1,103		647	2,414	857
Gains/(losses) on cash flow hedges	(21)		2	(17)	1
Foreign currency translation	(166)		1,107	768	(113)
Unrealized gains/(losses) on securities	(6)		(52)	(10)	122
Actuarial gains/(losses)	14		14	28	26
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(179)		1,071	769	36
Comprehensive income/(loss)	924		1,718	3,183	893
Comprehensive income/(loss) attributable to noncontrolling interests	295		470	765	331
Comprehensive income/(loss) attributable to shareholders	629		1,248	2,418	562
Group parent company
Comprehensive income (CHF million)
Net income	1,045		788	2,348	832
Gains/(losses) on cash flow hedges	6		(5)	4	10
Foreign currency translation	0		0	0	0
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	6		(5)	4	10
Comprehensive income/(loss)	1,051		783	2,352	842
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	1,051		783	2,352	842
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(984)		(615)	(2,217)	(655)
Gains/(losses) on cash flow hedges	0		(1)	0	(1)
Foreign currency translation	0		8	(7)	111
Unrealized gains/(losses) on securities	(8)		5	(11)	15
Actuarial gains/(losses)	67		32	123	93
Net prior service cost	(31)		(14)	(58)	(36)
Other comprehensive income/(loss), net of tax	28		30	47	182
Comprehensive income/(loss)	(956)		(585)	(2,170)	(473)
Comprehensive income/(loss) attributable to noncontrolling interests	(185)		(253)	(450)	(123)
Comprehensive income/(loss) attributable to shareholders	(771)		(332)	(1,720)	(350)

Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and due from banks	56,584	57,242	61,763	99,038
Interest-bearing deposits with banks	1,563	1,781	1,945	2,328
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404	180,513	183,455	226,864
Securities received as collateral	21,675	33,199	30,045	30,191
Trading assets	245,834	264,201	256,399	284,058
Investment securities	3,546	3,428	3,498	5,326
Other investments	11,628	12,084	12,022	12,773
Net loans	246,186	248,995	242,223	239,164
Premises and equipment	5,459	5,593	5,618	6,846
Goodwill	8,554	8,584	8,389	8,665
Other intangible assets	237	256	243	278
Brokerage receivables	72,247	58,538	45,768	50,411
Other assets	72,986	72,204	72,912	77,513
Total assets	919,903	946,618	924,280	1,043,455
Liabilities and equity (CHF million)
Due to banks	29,440	35,033	31,014	41,325
Customer deposits	328,389	316,681	308,312	312,683
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073	127,182	132,721	189,266
Obligation to return securities received as collateral	21,675	33,199	30,045	30,191
Trading liabilities	89,917	91,490	90,816	115,782
Short-term borrowings	20,976	24,657	18,641	19,184
Long-term debt	133,505	143,094	148,134	154,838
Brokerage payables	91,404	73,466	64,676	75,822
Other liabilities	56,117	56,870	57,637	62,259
Total liabilities	870,496	901,672	881,996	1,001,350
Total shareholders' equity	42,402	37,825	35,498	34,774
Noncontrolling interests	7,005	7,121	6,786	7,331
Total equity	49,407	44,946	42,284	42,105	40,864	41,085
Total liabilities and equity	919,903	946,618	924,280	1,043,455
Credit Suisse (USA), Inc - Consolidated
Assets (CHF million)
Cash and due from banks	4,942		4,388
Interest-bearing deposits with banks	86		86
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	121,158		124,976
Securities received as collateral	22,502		34,980
Trading assets	86,589		87,958
Investment securities	0		0
Other investments	5,801		5,899
Net loans	21,967		22,945
Premises and equipment	1,026		1,062
Goodwill	601		581
Other intangible assets	86		77
Brokerage receivables	37,474		20,545
Other assets	19,835		15,469
Total assets	322,067		318,966
Liabilities and equity (CHF million)
Due to banks	247		164
Customer deposits	0		1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	111,386		127,666
Obligation to return securities received as collateral	22,502		34,980
Trading liabilities	19,154		23,332
Short-term borrowings	29,994		20,102
Long-term debt	36,228		35,485
Brokerage payables	68,473		44,400
Other liabilities	11,811		12,008
Total liabilities	299,795		298,138
Total shareholders' equity	18,531		17,318
Noncontrolling interests	3,741		3,510
Total equity	22,272		20,828
Total liabilities and equity	322,067		318,966
Bank parent company and other subsidiaries
Assets (CHF million)
Cash and due from banks	52,587		56,988
Interest-bearing deposits with banks	2,222		3,633
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	52,237		58,470
Securities received as collateral	(827)		(4,935)
Trading assets	159,423		168,644
Investment securities	2,072		1,939
Other investments	5,629		5,917
Net loans	207,776		204,553
Premises and equipment	4,234		4,354
Goodwill	7,075		6,929
Other intangible assets	151		166
Brokerage receivables	34,772		25,223
Other assets	52,798		57,313
Total assets	580,149		589,194
Liabilities and equity (CHF million)
Due to banks	29,307		30,410
Customer deposits	316,482		297,689
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(12,313)		5,055
Obligation to return securities received as collateral	(827)		(4,935)
Trading liabilities	70,789		67,759
Short-term borrowings	(9,018)		(5,264)
Long-term debt	96,561		111,512
Brokerage payables	22,931		20,276
Other liabilities	44,052		45,359
Total liabilities	557,964		567,861
Total shareholders' equity	18,056		17,449
Noncontrolling interests	4,129		3,884
Total equity	22,185		21,333
Total liabilities and equity	580,149		589,194
Bank
Assets (CHF million)
Cash and due from banks	57,529		61,376
Interest-bearing deposits with banks	2,308		3,719
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395		183,446
Securities received as collateral	21,675		30,045
Trading assets	246,012		256,602
Investment securities	2,072		1,939
Other investments	11,430		11,816
Net loans	229,743		227,498
Premises and equipment	5,260		5,416
Goodwill	7,676		7,510
Other intangible assets	237		243
Brokerage receivables	72,246		45,768
Other assets	72,633		72,782
Total assets	902,216		908,160
Liabilities and equity (CHF million)
Due to banks	29,554		30,574
Customer deposits	316,482		297,690
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073		132,721
Obligation to return securities received as collateral	21,675		30,045
Trading liabilities	89,943		91,091
Short-term borrowings	20,976		14,838
Long-term debt	132,789		146,997
Brokerage payables	91,404		64,676
Other liabilities	55,863		57,367
Total liabilities	857,759		865,999
Total shareholders' equity	36,587		34,767
Noncontrolling interests	7,870		7,394
Total equity	44,457		42,161
Total liabilities and equity	902,216		908,160
Group parent company
Assets (CHF million)
Cash and due from banks	3		19
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	40,916		35,088
Net loans	4,175		4,459
Premises and equipment	0		0
Goodwill	0		0
Other intangible assets	0		0
Brokerage receivables	0		0
Other assets	242		173
Total assets	45,336		39,739
Liabilities and equity (CHF million)
Due to banks	2,451		3,753
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	418		437
Brokerage payables	0		0
Other liabilities	65		51
Total liabilities	2,934		4,241
Total shareholders' equity	42,402		35,498
Noncontrolling interests	0		0
Total equity	42,402		35,498
Total liabilities and equity	45,336		39,739
Other Group subsidiaries
Assets (CHF million)
Cash and due from banks	(948)		368
Interest-bearing deposits with banks	(745)		(1,774)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	9		9
Securities received as collateral	0		0
Trading assets	(178)		(203)
Investment securities	1,474		1,559
Other investments	(40,718)		(34,882)
Net loans	12,268		10,266
Premises and equipment	199		202
Goodwill	878		879
Other intangible assets	0		0
Brokerage receivables	1		0
Other assets	111		(43)
Total assets	(27,649)		(23,619)
Liabilities and equity (CHF million)
Due to banks	(2,565)		(3,313)
Customer deposits	11,907		10,622
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(26)		(275)
Short-term borrowings	0		3,803
Long-term debt	298		700
Brokerage payables	0		0
Other liabilities	189		219
Total liabilities	9,803		11,756
Total shareholders' equity	(36,587)		(34,767)
Noncontrolling interests	(865)		(608)
Total equity	(37,452)		(35,375)
Total liabilities and equity	(27,649)		(23,619)

Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	14,614	(10,422)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	529	(182)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,374
Purchase of investment securities	(212)	(208)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	92	167
Investments in subsidiaries and other investments	(901)	(688)
Proceeds from sale of other investments	1,617	1,112
(Increase)/decrease in loans	(3,598)	(5,975)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(440)	(670)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,039
Net cash provided by/(used in) investing activities of continuing operations	11,620	6,838
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,593	(2,035)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,259	19,667
Repayments of long-term debt	(33,622)	(28,420)
Issuances of common shares	928	1,323
Sale of treasury shares	5,128	3,775
Repurchase of treasury shares	(5,479)	(3,862)
Dividends paid/capital repayments	(406)	(1,151)
Excess tax benefits on share based awards		0
Other, net	(464)	(780)
Net cash provided by/(used in) financing activities of continuing operations	(32,531)	(7,710)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,118	(241)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(5,179)	(11,535)
Cash and due from banks at beginning of period	61,763	110,573
Cash and due from banks at end of period	56,584	99,038
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,908	(8,011)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	3	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,978	(6,167)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	224	(163)
Proceeds from sale of other investments	910	608
(Increase)/decrease in loans	1,739	2,084
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(119)	(170)
Proceeds from sale of premises and equipment and other intangible assets	0	2
Other, net	(61)	214
Net cash provided by/(used in) investing activities of continuing operations	10,674	(3,593)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	76	213
Increase/(decrease) in short-term borrowings	9,118	678
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,405)	15,780
Issuances of long-term debt	679	444
Repayments of long-term debt	(1,974)	(3,727)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Excess tax benefits on share based awards		0
Other, net	323	(1,467)
Net cash provided by/(used in) financing activities of continuing operations	(12,183)	11,921
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	155	31
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	554	348
Cash and due from banks at beginning of period	4,388	3,698
Cash and due from banks at end of period	4,942	4,046
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	12,669	(2,032)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,556	(268)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	6,029	16,522
Purchase of investment securities	(212)	(25)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	39	106
Investments in subsidiaries and other investments	(863)	(452)
Proceeds from sale of other investments	438	448
(Increase)/decrease in loans	(3,513)	(7,469)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(317)	(494)
Proceeds from sale of premises and equipment and other intangible assets	8	6
Other, net	59	1,817
Net cash provided by/(used in) investing activities of continuing operations	3,744	11,052
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,745	(3,220)
Increase/(decrease) in short-term borrowings	(3,222)	(8,492)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,959)	(4,193)
Issuances of long-term debt	16,338	18,550
Repayments of long-term debt	(31,113)	(23,712)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(147)	(176)
Excess tax benefits on share based awards		14
Other, net	(1,417)	615
Net cash provided by/(used in) financing activities of continuing operations	(21,775)	(20,614)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	961	(228)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(4,401)	(11,822)
Cash and due from banks at beginning of period	56,988	107,526
Cash and due from banks at end of period	52,587	95,704
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	14,577	(10,043)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,559	(269)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,355
Purchase of investment securities	(212)	(25)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	39	106
Investments in subsidiaries and other investments	(639)	(615)
Proceeds from sale of other investments	1,348	1,056
(Increase)/decrease in loans	(1,774)	(5,385)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(436)	(664)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,031
Net cash provided by/(used in) investing activities of continuing operations	14,418	7,459
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,821	(3,007)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,017	18,994
Repayments of long-term debt	(33,087)	(27,439)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(147)	(176)
Excess tax benefits on share based awards		14
Other, net	(1,094)	(852)
Net cash provided by/(used in) financing activities of continuing operations	(33,958)	(8,693)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,116	(197)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,847)	(11,474)
Cash and due from banks at beginning of period	61,376	111,224
Cash and due from banks at end of period	57,529	99,750
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	169	190
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	0	(45)
Proceeds from sale of other investments	32	0
(Increase)/decrease in loans	541	719
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	28
Net cash provided by/(used in) investing activities of continuing operations	573	702
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,314)	(586)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	5	5
Repayments of long-term debt	(288)	(660)
Issuances of common shares	928	1,323
Sale of treasury shares	38	361
Repurchase of treasury shares	(192)	(472)
Dividends paid/capital repayments	(154)	(944)
Excess tax benefits on share based awards		0
Other, net	221	77
Net cash provided by/(used in) financing activities of continuing operations	(756)	(896)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(2)	57
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(16)	53
Cash and due from banks at beginning of period	19	13
Cash and due from banks at end of period	3	66
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	161	166
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	21	46
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(132)	(569)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,030)	87
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19
Purchase of investment securities	0	(183)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	53	61
Investments in subsidiaries and other investments	(262)	(28)
Proceeds from sale of other investments	237	56
(Increase)/decrease in loans	(2,365)	(1,309)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(4)	(6)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	(20)
Net cash provided by/(used in) investing activities of continuing operations	(3,371)	(1,323)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,086	1,558
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	237	668
Repayments of long-term debt	(247)	(321)
Issuances of common shares	0	0
Sale of treasury shares	5,090	3,414
Repurchase of treasury shares	(5,287)	(3,390)
Dividends paid/capital repayments	(105)	(31)
Excess tax benefits on share based awards		(14)
Other, net	409	(5)
Net cash provided by/(used in) financing activities of continuing operations	2,183	1,879
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	4	(101)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(1,316)	(114)
Cash and due from banks at beginning of period	368	(664)
Cash and due from banks at end of period	(948)	(778)